John Hancock
International Small Company Fund
Quarterly portfolio holdings 11/30/2021

Fund’s investments
As of 11-30-21 (unaudited)
	Shares	Value
Common stocks 98.2%		$810,646,989
(Cost $654,329,891)
Australia 6.4%		52,810,159
A2B Australia, Ltd. (A)	32,294	31,458
Accent Group, Ltd.	152,916	275,336
Adairs, Ltd.	54,428	138,627
Adbri, Ltd.	129,704	263,045
Ainsworth Game Technology, Ltd. (A)	47,462	43,593
Alcidion Group, Ltd. (A)	71,684	17,258
Alkane Resources, Ltd. (A)(B)	124,706	71,084
Alliance Aviation Services, Ltd. (A)	39,423	118,389
Altium, Ltd.	6,444	191,683
AMA Group, Ltd. (A)(B)	296,751	84,956
American Pacific Borates, Ltd. (A)(B)	18,417	29,066
AMP, Ltd. (A)	757,819	555,728
Ansell, Ltd.	13,145	297,733
Appen, Ltd.	14,527	97,772
Arafura Resources, Ltd. (A)	142,357	19,995
ARB Corp., Ltd.	27,324	1,032,318
Archer Materials, Ltd. (A)	14,055	12,186
Ardent Leisure Group, Ltd. (A)	162,006	166,968
Argosy Minerals, Ltd. (A)	134,969	26,078
AUB Group, Ltd.	29,013	470,441
Audinate Group, Ltd. (A)	1,401	9,089
Aurelia Metals, Ltd. (A)	467,164	142,453
Austal, Ltd.	115,754	149,966
Austin Engineering, Ltd.	64,891	9,430
Australian Agricultural Company, Ltd. (A)	111,856	119,492
Australian Finance Group, Ltd.	55,559	106,431
Australian Pharmaceutical Industries, Ltd.	153,781	164,187
Australian Strategic Materials, Ltd. (A)(B)	15,783	149,158
Australian Vintage, Ltd.	76,170	42,630
Auswide Bank, Ltd.	5,059	23,074
AVJennings, Ltd.	46,118	19,423
AVZ Minerals, Ltd. (A)	229,173	111,743
Baby Bunting Group, Ltd.	27,107	109,208
Bannerman Energy, Ltd. (A)	100,949	21,388
Bapcor, Ltd.	113,111	573,076
Base Resources, Ltd.	88,900	19,976
Beach Energy, Ltd.	479,778	402,074
Bega Cheese, Ltd.	106,368	412,929
Bell Financial Group, Ltd.	16,891	22,480
Bellevue Gold, Ltd. (A)	150,086	84,245
Betmakers Technology Group, Ltd. (A)	22,863	14,420
Bigtincan Holdings, Ltd. (A)	92,450	69,161
Blackmores, Ltd.	3,602	232,551
Boss Energy, Ltd. (A)	22,893	44,387
Bravura Solutions, Ltd.	104,938	188,935
Breville Group, Ltd.	31,710	672,040
Brickworks, Ltd.	21,957	357,538
BWX, Ltd.	53,782	166,613
Calix, Ltd. (A)	28,105	137,018
Capitol Health, Ltd.	292,400	73,663
Capral, Ltd.	6,786	37,147
2	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Capricorn Metals, Ltd. (A)	34,504	$74,878
Cardno, Ltd.	82,690	96,406
Carnarvon Energy, Ltd. (A)	201,525	42,361
carsales.com, Ltd.	22,132	393,068
Cash Converters International, Ltd.	122,755	22,205
Catapult Group International, Ltd. (A)	16,337	17,437
Cedar Woods Properties, Ltd.	24,029	91,753
Centuria Capital Group	29,992	68,317
Challenger, Ltd.	119,522	545,843
Champion Iron, Ltd. (A)(B)	67,995	215,310
City Chic Collective, Ltd. (A)	51,441	218,101
Civmec, Ltd.	40,300	20,071
Class, Ltd.	16,518	30,952
Clean Seas Seafood, Ltd. (A)	23,080	9,641
Cleanaway Waste Management, Ltd.	301,372	617,960
ClearView Wealth, Ltd.	34,533	19,603
Clinuvel Pharmaceuticals, Ltd. (B)	13,676	278,211
Clover Corp., Ltd. (B)	51,463	60,659
Codan, Ltd.	37,904	261,616
Collection House, Ltd. (A)	61,068	6,507
Collins Foods, Ltd.	40,712	404,875
Cooper Energy, Ltd. (A)	575,381	100,323
Corporate Travel Management, Ltd. (A)	35,122	549,098
Costa Group Holdings, Ltd.	134,199	273,135
Credit Corp. Group, Ltd.	25,067	581,489
CSR, Ltd.	179,194	740,620
Data#3, Ltd.	57,191	230,754
De Grey Mining, Ltd. (A)	170,324	146,037
Decmil Group, Ltd. (A)	45,918	10,437
Deep Yellow, Ltd. (A)	54,202	37,450
Deterra Royalties, Ltd.	114,772	335,385
Develop Global, Ltd. (A)	12,238	27,394
Dicker Data, Ltd. (B)	8,881	88,820
Domain Holdings Australia, Ltd.	87,872	328,853
Dongfang Modern Agriculture Holding Group, Ltd. (A)(C)	26,600	15,738
Downer EDI, Ltd.	82,345	329,749
Eagers Automotive, Ltd.	35,776	353,510
Earlypay, Ltd.	39,758	12,645
Eclipx Group, Ltd. (A)	102,093	158,738
Ecograf, Ltd. (A)	64,276	38,824
Elanor Investor Group	27,964	44,770
Elders, Ltd.	53,058	421,328
Elixir Energy, Ltd. (A)(B)	103,567	16,958
Emeco Holdings, Ltd. (B)	116,009	77,356
EML Payments, Ltd. (A)	49,959	126,529
Energy World Corp., Ltd. (A)	328,859	21,174
Enero Group, Ltd.	10,415	28,417
EQT Holdings, Ltd.	6,253	114,048
Estia Health, Ltd. (B)	90,635	139,090
Euroz Hartleys Group, Ltd.	59,910	75,710
EVENT Hospitality and Entertainment, Ltd. (A)	33,983	367,595
FAR, Ltd. (A)	13,554	6,980
Finbar Group, Ltd.	71,892	39,961
Fleetwood, Ltd.	32,879	54,525
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	3

	Shares	Value
Australia (continued)
Flight Centre Travel Group, Ltd. (A)(B)	23,408	$293,831
Frontier Digital Ventures, Ltd. (A)	10,066	11,243
G8 Education, Ltd. (A)	312,522	234,449
Galan Lithium, Ltd. (A)	25,590	30,194
Genworth Mortgage Insurance Australia, Ltd.	107,626	171,095
Gold Road Resources, Ltd.	201,323	207,922
GrainCorp, Ltd., Class A	78,998	380,475
Grange Resources, Ltd.	312,240	137,022
Greenland Minerals, Ltd. (A)(B)	176,827	9,968
GUD Holdings, Ltd.	38,374	327,718
GWA Group, Ltd.	87,964	160,299
Hansen Technologies, Ltd.	74,740	295,490
Healius, Ltd.	167,064	570,065
Helloworld Travel, Ltd. (A)(B)	23,085	36,345
Highfield Resources, Ltd. (A)	43,867	18,752
HT&E, Ltd.	83,708	105,888
HUB24, Ltd.	18,577	383,233
Humm Group, Ltd. (A)	125,856	65,041
Iluka Resources, Ltd.	105,430	641,246
Imdex, Ltd.	170,178	339,023
Infomedia, Ltd.	133,827	139,626
Inghams Group, Ltd.	113,255	277,177
Intega Group, Ltd.	82,690	52,612
Integral Diagnostics, Ltd.	42,727	146,232
Integrated Research, Ltd. (A)	23,574	20,206
InvoCare, Ltd.	47,697	386,199
Ioneer, Ltd. (A)	351,084	166,168
IOOF Holdings, Ltd.	200,244	524,656
IPH, Ltd.	75,044	476,338
IRESS, Ltd.	66,904	586,562
IVE Group, Ltd.	30,620	39,233
Johns Lyng Group, Ltd.	29,703	156,888
Jumbo Interactive, Ltd.	11,374	139,911
Jupiter Mines, Ltd. (B)	584,289	77,229
Karoon Energy, Ltd. (A)	207,617	246,448
Kelsian Group, Ltd.	7,746	35,427
Kogan.com, Ltd. (B)	15,803	88,942
Legend Mining, Ltd. (A)	191,273	7,138
Lifestyle Communities, Ltd.	25,616	372,482
Link Administration Holdings, Ltd.	165,552	579,827
Lovisa Holdings, Ltd.	17,541	255,152
Lycopodium, Ltd.	4,375	16,587
MA Financial Group, Ltd.	15,373	97,239
MACA, Ltd.	108,350	60,182
Macmahon Holdings, Ltd. (B)	496,385	65,255
Macquarie Telecom Group, Ltd. (A)	841	41,377
Mayne Pharma Group, Ltd. (A)	476,093	89,299
McMillan Shakespeare, Ltd.	29,311	260,608
McPherson’s, Ltd. (B)	23,787	15,040
Medusa Mining, Ltd.	57,795	31,375
Megaport, Ltd. (A)	18,612	279,297
Mesoblast, Ltd. (A)(B)	77,690	93,618
Metals X, Ltd. (A)	183,307	51,418
Metcash, Ltd.	345,285	992,907
4	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Michael Hill International, Ltd.	43,259	$36,322
Millennium Minerals, Ltd. (A)(C)	86,302	314
Mincor Resources NL (A)	59,272	52,140
MMA Offshore, Ltd. (A)	92,633	24,385
Monadelphous Group, Ltd. (B)	35,849	238,082
Monash IVF Group, Ltd.	129,690	85,529
Money3 Corp., Ltd.	51,782	113,615
MoneyMe, Ltd. (A)	9,123	12,557
Mount Gibson Iron, Ltd.	144,361	37,396
Myer Holdings, Ltd. (A)(B)	298,623	110,146
MyState, Ltd.	37,981	125,622
Nanosonics, Ltd. (A)	37,214	143,452
Navigator Global Investments, Ltd.	53,894	65,126
Nearmap, Ltd. (A)	112,944	127,210
Neometals, Ltd. (A)	33,926	26,816
Netwealth Group, Ltd.	28,403	331,104
New Energy Solar, Ltd.	12,111	7,002
New Hope Corp., Ltd. (B)	120,676	176,853
nib holdings, Ltd.	166,274	821,977
Nick Scali, Ltd.	24,884	268,679
Nickel Mines, Ltd.	153,616	153,678
Nine Entertainment Company Holdings, Ltd.	99,130	205,659
Novonix, Ltd. (A)(B)	46,580	392,039
NRW Holdings, Ltd.	156,893	193,400
Nufarm, Ltd.	118,255	384,608
Objective Corp., Ltd.	2,756	39,512
OceanaGold Corp. (A)	233,573	424,196
OFX Group, Ltd. (A)	100,657	146,935
Omni Bridgeway, Ltd. (A)	106,335	244,974
oOh!media, Ltd. (A)	173,728	200,003
OreCorp, Ltd. (A)	20,841	10,116
Orocobre, Ltd. (A)	74,791	537,524
Orora, Ltd.	323,910	766,450
OZ Minerals, Ltd.	128,791	2,368,537
Pacific Current Group, Ltd. (B)	18,892	93,059
Pacific Smiles Group, Ltd.	11,867	24,478
Pact Group Holdings, Ltd.	76,599	143,147
Paladin Energy, Ltd. (A)	499,795	335,421
Panoramic Resources, Ltd. (A)	476,965	74,180
Pantoro, Ltd. (A)	163,260	38,199
Peet, Ltd.	145,479	111,571
Pendal Group, Ltd.	104,321	453,657
Peninsula Energy, Ltd. (A)	79,144	13,690
People Infrastructure, Ltd.	6,222	18,132
Perenti Global, Ltd.	210,267	122,244
Perpetual, Ltd.	20,715	501,983
Perseus Mining, Ltd. (A)	376,160	436,446
Pilbara Minerals, Ltd. (A)	111,411	203,648
Pinnacle Investment Management Group, Ltd.	12,178	141,951
Platinum Asset Management, Ltd.	92,139	176,717
Praemium, Ltd. (A)	68,020	68,073
Premier Investments, Ltd.	24,492	532,142
PSC Insurance Group, Ltd.	26,112	85,770
PWR Holdings, Ltd. (B)	18,240	115,623
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	5

	Shares	Value
Australia (continued)
Ramelius Resources, Ltd.	259,066	$290,967
ReadyTech Holdings, Ltd. (A)	7,093	19,415
Reckon, Ltd.	25,906	18,565
Red 5, Ltd. (A)	533,546	102,390
Redbubble, Ltd. (A)(B)	56,271	139,795
Regis Healthcare, Ltd.	40,833	51,120
Regis Resources, Ltd.	294,110	375,228
Resolute Mining, Ltd. (A)	387,451	97,633
Retail Food Group, Ltd. (A)	77,464	3,968
Ridley Corp., Ltd.	94,684	93,046
RPMGlobal Holdings, Ltd. (A)	35,253	50,952
Rumble Resources, Ltd. (A)	56,438	17,475
Sandfire Resources, Ltd.	152,960	650,062
Select Harvests, Ltd.	51,945	241,339
Senex Energy, Ltd.	67,209	205,033
Servcorp, Ltd.	13,949	43,357
Service Stream, Ltd.	168,619	98,339
Seven West Media, Ltd. (A)	295,377	130,374
SG Fleet Group, Ltd.	39,363	68,260
Shaver Shop Group, Ltd.	21,893	18,861
Sigma Healthcare, Ltd.	333,871	123,691
Silver Lake Resources, Ltd. (A)	251,922	295,751
Silver Mines, Ltd. (A)	92,637	13,422
SmartGroup Corp., Ltd.	40,201	217,500
SolGold PLC (A)(B)	136,985	41,757
Southern Cross Electrical Engineering, Ltd.	17,582	7,880
Southern Cross Media Group, Ltd.	84,254	121,326
Spark Infrastructure Group	458,801	934,242
SpeedCast International, Ltd. (A)(B)(C)	103,025	0
SRG Global, Ltd.	83,829	27,475
St. Barbara, Ltd.	207,065	198,069
Steadfast Group, Ltd.	235,277	818,556
Strike Energy, Ltd. (A)	51,151	5,625
Sunland Group, Ltd.	30,172	61,674
Sunrise Energy Metals, Ltd. (A)	5,222	6,385
Super Retail Group, Ltd.	51,226	454,460
Superloop, Ltd. (A)	104,615	92,892
Symbio Holdings, Ltd.	11,633	60,174
Syrah Resources, Ltd. (A)(B)	119,395	100,572
Tassal Group, Ltd.	80,534	189,177
Technology One, Ltd.	87,808	762,304
Temple & Webster Group, Ltd. (A)	9,182	69,101
The Reject Shop, Ltd. (A)	7,826	40,425
The Star Entertainment Group, Ltd. (A)	261,707	655,548
Tiger Resources, Ltd. (A)(C)	420,741	11,037
Tyro Payments, Ltd. (A)(B)	73,517	149,552
United Malt Grp, Ltd.	90,352	264,341
Uniti Group, Ltd. (A)	107,285	335,205
Virtus Health, Ltd.	26,679	100,654
Vita Group, Ltd.	53,082	15,291
Viva Energy Group, Ltd. (D)	181,513	282,071
Warrego Energy, Ltd. (A)	80,366	6,845
Webjet, Ltd. (A)(B)	101,045	389,755
West African Resources, Ltd. (A)	179,330	165,748
6	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Australia (continued)
Western Areas, Ltd. (A)	115,427	$232,349
Westgold Resources, Ltd.	135,767	195,043
Whitehaven Coal, Ltd. (A)	294,623	505,609
Widgie Nickel, Ltd. (A)	8,042	1,175
Zip Company, Ltd. (A)(B)	75,704	272,403
Austria 1.6%		13,032,257
Agrana Beteiligungs AG	5,694	112,472
ams AG (A)	75,213	1,337,365
ANDRITZ AG	21,915	1,046,018
AT&S Austria Technologie & Systemtechnik AG	9,986	489,829
BAWAG Group AG (A)(D)	16,466	956,267
DO & Company AG (A)	2,399	178,585
EVN AG	11,283	325,392
FACC AG (A)	6,411	53,686
Flughafen Wien AG (A)	2,437	75,121
IMMOFINANZ AG	28,769	669,339
Kapsch TrafficCom AG (A)	2,742	46,191
Lenzing AG (A)	4,569	544,528
Mayr Melnhof Karton AG	2,785	541,646
Oesterreichische Post AG	11,318	467,485
Palfinger AG	4,501	174,175
POLYTEC Holding AG	4,411	34,870
Porr AG (A)	4,862	66,948
Raiffeisen Bank International AG	9,718	289,012
RHI Magnesita NV	5,454	218,909
RHI Magnesita NV (London Stock Exchange)	4,273	169,646
Rosenbauer International AG	1,314	72,031
S IMMO AG	19,209	429,394
S&T AG (B)	16,517	355,954
Schoeller-Bleckmann Oilfield Equipment AG (A)	4,222	142,852
Semperit AG Holding	3,480	102,315
Strabag SE, Bearer Shares	6,041	239,346
Telekom Austria AG (A)	60,526	512,514
UBM Development AG	1,455	68,271
UNIQA Insurance Group AG	42,701	372,247
Vienna Insurance Group AG	12,280	341,049
voestalpine AG	32,182	1,086,058
Wienerberger AG	37,835	1,392,797
Zumtobel Group AG	12,062	119,945
Belgium 1.7%		13,792,305
Ackermans & van Haaren NV	8,068	1,338,478
AGFA-Gevaert NV (A)	58,642	236,079
Akka Technologies (A)(B)	4,567	246,821
Atenor	1,781	112,020
Banque Nationale de Belgique	55	102,902
Barco NV	25,839	520,093
Bekaert SA	16,404	660,345
Biocartis Group NV (A)(B)(D)	13,216	53,765
bpost SA (A)	33,248	270,662
Celyad Oncology SA (A)	1,226	4,588
Cie d’Entreprises CFE	2,690	279,090
Deceuninck NV	27,625	108,063
D’ieteren Group	11,084	2,022,272
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	7

	Shares	Value
Belgium (continued)
Econocom Group SA/NV	37,385	$142,952
Elia Group SA/NV	8,623	1,074,260
Etablissements Franz Colruyt NV	1,394	65,441
Euronav NV	64,024	600,978
EVS Broadcast Equipment SA	4,724	112,780
Exmar NV (B)	13,915	63,391
Fagron	19,779	296,531
Gimv NV	8,684	524,171
Greenyard NV (A)	986	9,641
Immobel SA (B)	1,553	127,109
Ion Beam Applications	5,822	94,175
Jensen-Group NV	1,485	43,274
Kinepolis Group NV (A)	4,758	254,320
Lotus Bakeries NV	99	590,134
MDxHealth SA (A)	8,514	8,663
Melexis NV	6,175	718,990
Ontex Group NV (A)(B)	25,433	213,711
Orange Belgium SA	5,802	126,911
Oxurion NV (A)	11,190	25,316
Picanol (A)	683	51,235
Proximus SADP	32,018	581,992
Recticel SA	15,719	295,814
Resilux	305	77,985
Roularta Media Group NV	668	12,242
Sipef NV	2,705	168,680
Telenet Group Holding NV	14,218	510,102
TER Beke SA	180	24,275
Tessenderlo Group SA (A)	6,730	253,674
Van de Velde NV	2,367	83,828
VGP NV	1,370	364,757
Viohalco SA	18,237	98,977
X-Fab Silicon Foundries SE (A)(D)	20,933	220,818
Bermuda 0.1%		880,956
Hiscox, Ltd.	79,318	880,956
Cambodia 0.0%		227,171
NagaCorp, Ltd.	282,000	227,171
Canada 9.8%		81,113,950
5N Plus, Inc. (A)	38,389	69,418
Absolute Software Corp.	19,002	170,169
Acadian Timber Corp. (B)	3,534	48,828
AcuityAds Holdings, Inc. (A)	3,180	11,277
Advantage Energy, Ltd. (A)	71,006	394,092
Aecon Group, Inc.	21,101	268,914
Africa Oil Corp. (A)	10,700	15,244
Ag Growth International, Inc.	8,025	206,051
AGF Management, Ltd., Class B	28,891	175,501
Aimia, Inc. (A)	31,533	114,288
AirBoss of America Corp. (B)	4,809	151,409
Alamos Gold, Inc., Class A	132,631	1,014,368
Alaris Equity Partners Income (B)	18,748	266,078
Alcanna, Inc. (A)	10,576	64,742
Alexco Resource Corp. (A)(B)	35,137	70,964
8	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Algoma Central Corp. (B)	7,052	$91,362
AltaGas, Ltd.	33,024	628,191
Altius Minerals Corp. (B)	15,908	200,866
Altus Group, Ltd.	12,803	655,660
Americas Gold & Silver Corp. (A)(B)	8,321	6,839
Amerigo Resources, Ltd.	49,100	48,814
Anaconda Mining, Inc. (A)	9,500	5,429
Andlauer Healthcare Group, Inc.	3,103	117,153
Andrew Peller, Ltd., Class A	11,193	69,658
ARC Resources, Ltd.	1,013	8,889
Aritzia, Inc. (A)	32,100	1,271,989
Ascot Resources, Ltd. (A)	16,900	16,272
Atco, Ltd., Class I	18,311	596,725
Athabasca Oil Corp. (A)	150,957	140,623
ATS Automation Tooling Systems, Inc. (A)	25,091	936,309
Aurora Cannabis, Inc. (A)(B)	2,700	17,353
AutoCanada, Inc. (A)(B)	8,443	213,347
B2Gold Corp.	45,931	181,933
Badger Infrastructure Solutions, Ltd. (B)	11,768	288,799
Birch Mountain Resources, Ltd. (A)(C)	11,200	1
Birchcliff Energy, Ltd. (B)	92,096	467,888
Bird Construction, Inc.	15,285	113,311
Black Diamond Group, Ltd. (A)	17,717	61,440
BMTC Group, Inc.	4,096	48,641
Bombardier, Inc., Class A (A)(B)	20,400	28,266
Bombardier, Inc., Class B (A)	494,923	670,255
Boralex, Inc., Class A	28,367	805,188
Bridgemarq Real Estate Services	2,800	37,393
Brookfield Infrastructure Corp., Class A	13,951	824,315
Calian Group, Ltd.	3,039	132,151
Canaccord Genuity Group, Inc.	43,536	483,601
Canacol Energy, Ltd. (B)	52,069	127,987
Canada Goose Holdings, Inc. (A)	17,492	780,085
Canadian Western Bank	29,266	846,284
Canfor Corp. (A)	24,027	512,533
Canfor Pulp Products, Inc. (A)	15,045	73,137
Capital Power Corp.	42,605	1,270,696
Capstone Mining Corp. (A)	159,933	784,986
Cardinal Energy, Ltd. (A)(B)	41,663	131,761
Cargojet, Inc.	540	70,754
Cascades, Inc.	31,215	328,167
Celestica, Inc. (A)	37,646	385,758
Celestica, Inc. (New York Stock Exchange) (A)	2,400	24,552
Centerra Gold, Inc.	85,016	625,583
CES Energy Solutions Corp.	112,004	156,066
China Gold International Resources Corp., Ltd. (B)	90,882	221,256
CI Financial Corp.	65,252	1,438,410
Cogeco Communications, Inc.	4,717	360,500
Cogeco, Inc.	2,092	130,765
Colliers International Group, Inc.	3,115	420,535
Colliers International Group, Inc. (New York Stock Exchange)	4,844	655,635
Computer Modelling Group, Ltd.	30,133	107,563
Copper Mountain Mining Corp. (A)	59,268	163,776
Corby Spirit and Wine, Ltd.	5,444	75,175
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	9

	Shares	Value
Canada (continued)
Corus Entertainment, Inc., B Shares	68,519	$264,432
Crescent Point Energy Corp.	153,875	662,501
Crescent Point Energy Corp. (New York Stock Exchange)	20,800	89,648
Cronos Group, Inc. (A)	4,900	22,209
Cronos Group, Inc. (Nasdaq Exchange) (A)(B)	27,306	123,696
Denison Mines Corp. (A)(B)	216,343	347,178
Dexterra Group, Inc. (B)	16,434	111,022
DIRTT Environmental Solutions (A)	18,708	45,106
Doman Building Materials Group, Ltd. (B)	27,055	141,475
Dorel Industries, Inc., Class B (A)	8,944	135,758
DREAM Unlimited Corp., Class A	10,815	292,419
Dundee Precious Metals, Inc.	60,678	386,169
Dynacor Gold Mines, Inc.	9,900	23,559
ECN Capital Corp.	103,129	857,356
EcoSynthetix, Inc. (A)	3,185	15,683
E-L Financial Corp., Ltd.	574	404,399
Eldorado Gold Corp. (A)	59,006	530,728
Element Fleet Management Corp.	125,803	1,213,271
Endeavour Silver Corp. (A)	21,684	103,035
Endeavour Silver Corp. (New York Stock Exchange) (A)(B)	1,400	6,636
Enerflex, Ltd.	33,374	192,545
Enerplus Corp.	91,948	868,772
Enghouse Systems, Ltd.	14,691	608,823
Ensign Energy Services, Inc. (A)	50,538	62,112
Equinox Gold Corp. (A)	61,799	437,810
Equitable Group, Inc. (B)	7,112	415,212
ERO Copper Corp. (A)	17,856	289,062
Evertz Technologies, Ltd.	11,517	117,293
Exchange Income Corp. (B)	5,291	169,733
Exco Technologies, Ltd.	9,490	67,603
Extendicare, Inc. (B)	34,995	180,529
Fiera Capital Corp.	26,167	214,055
Finning International, Inc.	55,858	1,423,287
Firm Capital Mortgage Investment Corp. (B)	7,600	82,458
First Majestic Silver Corp.	57,581	686,041
First Mining Gold Corp. (A)	127,000	30,819
First National Financial Corp.	4,398	141,878
Fission Uranium Corp. (A)(B)	139,747	91,892
Fortuna Silver Mines, Inc. (A)(B)	102,243	356,164
Fraser Papers Holdings, Inc. (A)(C)	4,800	0
Freehold Royalties, Ltd.	42,409	361,196
Frontera Energy Corp. (A)	13,422	71,237
Galiano Gold, Inc. (A)(B)	31,531	22,708
Gamehost, Inc. (A)	6,100	36,005
GDI Integrated Facility Services, Inc. (A)	3,300	122,938
Gibson Energy, Inc.	52,959	958,067
goeasy, Ltd.	3,130	425,819
GoGold Resources, Inc. (A)(B)	46,900	119,687
Golden Star Resources, Ltd. (A)	20,650	77,430
GoldMoney, Inc. (A)(B)	18,000	31,140
Goodfood Market Corp. (A)(B)	2,965	10,282
Gran Tierra Energy, Inc. (A)(B)	159,029	107,061
Guardian Capital Group, Ltd., Class A	6,700	183,831
Hanfeng Evergreen, Inc. (A)(C)	3,700	7
10	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Hardwoods Distribution, Inc.	4,100	$134,350
Headwater Exploration, Inc. (A)	30,700	109,587
Heroux-Devtek, Inc. (A)	10,492	141,021
HEXO Corp. (A)(B)	10,300	11,449
High Liner Foods, Inc.	6,893	75,057
HLS Therapeutics, Inc.	2,600	32,606
Home Capital Group, Inc. (A)	18,002	584,119
Hudbay Minerals, Inc.	88,922	600,029
i-80 Gold Corp. (A)(B)	36,858	76,460
iA Financial Corp., Inc.	11,946	634,776
IAMGOLD Corp. (A)	142,467	438,291
IBI Group, Inc. (A)	7,200	75,356
Imperial Metals Corp. (A)	22,308	58,850
Information Services Corp.	4,400	90,105
Innergex Renewable Energy, Inc.	42,327	628,220
Interfor Corp.	27,229	679,952
International Petroleum Corp. (A)	23,520	116,362
Intertape Polymer Group, Inc.	24,129	462,199
Jamieson Wellness, Inc. (B)(D)	13,163	412,165
KAB Distribution, Inc. (A)(C)	18,405	0
Karora Resources, Inc. (A)(B)	23,868	76,792
K-Bro Linen, Inc.	3,186	86,992
Kelt Exploration, Ltd. (A)	60,355	202,687
Keyera Corp.	32,283	709,117
Kinaxis, Inc. (A)	7,191	1,099,098
Knight Therapeutics, Inc. (A)	52,598	216,988
KP Tissue, Inc.	5,100	40,642
Labrador Iron Ore Royalty Corp.	22,167	629,377
Largo, Inc. (A)(B)	6,650	64,342
Lassonde Industries, Inc., Class A (B)	1,500	179,620
Laurentian Bank of Canada	15,955	458,373
Leon’s Furniture, Ltd.	12,254	227,343
LifeWorks, Inc. (B)	23,870	465,834
Lightstream Resources, Ltd. (A)(C)	75,972	0
Linamar Corp.	15,696	901,127
Lucara Diamond Corp. (A)(B)	124,430	57,469
Lundin Gold, Inc. (A)	14,300	116,531
MAG Silver Corp. (A)	1,100	18,307
Magellan Aerospace Corp.	8,083	59,668
Mainstreet Equity Corp. (A)	2,022	179,652
Major Drilling Group International, Inc. (A)	28,074	188,999
Maple Leaf Foods, Inc.	25,411	561,948
Marathon Gold Corp. (A)	15,600	36,758
Martinrea International, Inc.	29,932	230,796
Maverix Metals, Inc. (B)	11,401	52,478
MDF Commerce, Inc. (A)	2,300	9,308
Medical Facilities Corp.	12,830	78,841
MEG Energy Corp. (A)	113,678	925,477
Melcor Developments, Ltd.	4,800	53,732
Methanex Corp.	16,777	670,187
Morguard Corp.	1,778	183,722
MTY Food Group, Inc. (B)	7,815	337,633
Mullen Group, Ltd.	36,588	330,236
Neo Performance Materials, Inc.	3,800	63,004
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	11

	Shares	Value
Canada (continued)
New Gold, Inc. (A)	239,551	$348,792
NFI Group, Inc.	18,916	305,037
North American Construction Group, Ltd.	10,337	146,706
NuVista Energy, Ltd. (A)	69,005	334,370
Opsens, Inc. (A)	15,955	43,839
Orbite Technologies, Inc. (A)	105,500	5
Organigram Holdings, Inc. (A)	35,200	71,918
Organigram Holdings, Inc. (Nasdaq Exchange) (A)(B)	23,600	48,144
Osisko Gold Royalties, Ltd.	41,747	510,134
Osisko Mining, Inc. (A)(B)	41,269	100,794
Paramount Resources, Ltd., Class A (B)	25,426	426,935
Parex Resources, Inc.	41,004	657,374
Park Lawn Corp.	11,027	350,461
Parkland Corp.	42,736	1,103,318
Pason Systems, Inc.	24,255	199,744
Peyto Exploration & Development Corp. (B)	68,868	561,748
PHX Energy Services Corp.	11,019	37,867
Pizza Pizza Royalty Corp.	10,376	92,839
Points International, Ltd. (A)	4,210	69,768
Points International, Ltd. (Nasdaq Exchange) (A)	1,613	26,744
Polaris Infrastructure, Inc. (B)	5,243	70,224
Pollard Banknote, Ltd. (B)	3,690	106,588
PolyMet Mining Corp. (A)	2,025	6,103
PrairieSky Royalty, Ltd.	53,025	579,458
Precision Drilling Corp. (A)(B)	6,554	208,094
Premium Brands Holdings Corp.	12,007	1,168,320
Pretium Resources, Inc. (A)	53,409	722,461
Pretium Resources, Inc. (New York Stock Exchange) (A)	4,528	61,083
Quarterhill, Inc. (B)	40,708	82,535
Questerre Energy Corp., Class A (A)	41,900	4,756
Real Matters, Inc. (A)	24,912	152,501
Recipe Unlimited Corp. (A)	5,964	85,437
RF Capital Group, Inc. (A)	18,263	27,020
Richelieu Hardware, Ltd.	18,554	614,811
Rogers Sugar, Inc. (B)	36,711	166,679
Roots Corp. (A)(B)	3,881	8,962
Russel Metals, Inc.	25,886	671,543
Sabina Gold & Silver Corp. (A)(B)	44,568	54,426
Sandstorm Gold, Ltd. (A)	59,055	365,670
Sandstorm Gold, Ltd. (New York Stock Exchange) (A)	2,700	16,713
Savaria Corp. (B)	13,000	188,876
Seabridge Gold, Inc. (A)(B)	20,129	388,887
Secure Energy Services, Inc.	80,704	329,146
ShawCor, Ltd. (A)(B)	31,578	118,159
Sienna Senior Living, Inc. (B)	26,699	283,407
Sierra Metals, Inc. (B)	8,600	12,118
Sierra Wireless, Inc. (A)	13,360	232,593
Sleep Country Canada Holdings, Inc. (D)	13,709	396,316
SNC-Lavalin Group, Inc.	45,728	1,105,390
Spin Master Corp. (A)(D)	8,758	317,289
Sprott, Inc. (B)	7,566	328,534
SSR Mining, Inc.	71,220	1,292,882
Stantec, Inc.	18,859	1,021,009
Stelco Holdings, Inc.	6,395	205,049
12	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Canada (continued)
Stella-Jones, Inc.	19,006	$595,421
Storm Resources, Ltd. (A)	62,000	303,824
SunOpta, Inc. (A)	29,045	173,026
SunOpta, Inc. (New York Stock Exchange) (A)	2,100	12,537
Superior Plus Corp.	61,457	641,295
Taiga Building Products, Ltd.	5,000	8,493
Tamarack Valley Energy, Ltd. (A)	99,174	266,286
Taseko Mines, Ltd. (A)	84,702	175,047
Tecsys, Inc.	649	27,343
TeraGo, Inc. (A)	2,000	8,736
TerraVest Industries, Inc.	1,900	42,761
The North West Company, Inc.	20,130	530,570
Tidewater Midstream and Infrastructure, Ltd.	97,265	95,175
Timbercreek Financial Corp. (B)	29,474	209,268
Torex Gold Resources, Inc. (A)	29,891	327,351
Total Energy Services, Inc. (A)(B)	19,706	83,146
Touchstone Exploration, Inc. (A)(B)	10,000	18,318
Tourmaline Oil Corp.	8,502	282,923
TransAlta Corp.	107,856	1,096,755
TransAlta Renewables, Inc.	41,639	604,319
Transcontinental, Inc., Class A	21,069	306,935
TransGlobe Energy Corp. (A)	5,800	15,528
Treasury Metals, Inc. (A)	4,237	2,488
Trevali Mining Corp. (A)	206,096	26,620
Trican Well Service, Ltd. (A)(B)	118,463	270,783
Tricon Residential, Inc.	58,695	805,910
Trisura Group, Ltd. (A)	11,693	400,735
Turquoise Hill Resources, Ltd. (A)	27,588	410,111
Uni-Select, Inc. (A)	13,501	257,137
Vecima Networks, Inc.	1,797	20,890
Vermilion Energy, Inc. (A)	60,324	602,555
VersaBank	2,000	25,238
Victoria Gold Corp. (A)(B)	3,300	41,565
VIQ Solutions, Inc. (A)(B)	2,100	4,767
Wajax Corp.	6,547	118,645
Wall Financial Corp. (A)	1,600	18,299
Waterloo Brewing, Ltd.	2,200	9,231
Wesdome Gold Mines, Ltd. (A)	59,561	582,811
Western Copper & Gold Corp. (A)(B)	7,000	9,699
Western Forest Products, Inc.	191,240	253,001
Westshore Terminals Investment Corp.	15,644	320,118
Whitecap Resources, Inc.	207,279	1,103,368
WildBrain, Ltd. (A)	22,797	60,675
Winpak, Ltd.	11,036	301,590
Yamana Gold, Inc.	312,691	1,248,365
Yellow Pages, Ltd.	4,514	48,410
Zenith Capital Corp. (A)	5,300	530
Chile 0.0%		9,319
Marimaca Copper Corp. (A)	3,200	9,319
China 0.0%		380,330
Bund Center Investment, Ltd.	55,500	20,521
FIH Mobile, Ltd. (A)	193,000	28,134
Fosun Tourism Group (A)(D)	15,600	18,829
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	13

	Shares	Value
China (continued)
Goodbaby International Holdings, Ltd. (A)(B)	335,000	$48,799
Hygeia Healthcare Holdings Company, Ltd. (D)	31,000	239,133
Xingye Alloy Materials Group, Ltd. (A)	176,000	24,914
Denmark 2.2%		18,356,987
ALK-Abello A/S (A)	2,186	1,097,385
Alm Brand A/S (B)	28,718	49,748
Alm Brand A/S, Interim Shares (A)	258,462	447,729
Asetek A/S (A)	3,556	14,442
Bang & Olufsen A/S (A)(B)	41,442	180,350
Bavarian Nordic A/S (A)(B)	20,269	1,006,485
Better Collective A/S (A)(B)	4,461	85,853
Brodrene Hartmann A/S (A)(B)	865	44,839
CBrain A/S	1,665	88,001
Chemometec A/S	4,630	666,384
Columbus A/S	26,124	37,322
D/S Norden A/S	8,783	203,661
Dfds A/S (A)	12,308	562,556
FLSmidth & Company A/S	14,427	486,133
Fluegger Group A/S	225	22,647
H Lundbeck A/S	9,021	226,841
H+H International A/S, Class B (A)	6,801	215,870
Harboes Bryggeri A/S, Class B (A)	1,452	20,177
INVISIO AB	1,949	33,760
ISS A/S (A)	37,784	679,118
Jeudan A/S	3,010	121,641
Jyske Bank A/S (A)	19,215	960,928
Matas A/S	13,454	248,093
MT Hoejgaard Holding A/S (A)(B)	339	11,445
Netcompany Group A/S (D)	10,341	1,099,528
Nilfisk Holding A/S (A)	7,449	252,525
NKT A/S (A)	11,958	558,522
NNIT A/S (D)	4,314	72,468
North Media AS	2,487	41,609
NTG Nordic Transport Group A/S (A)(B)	3,614	282,510
Parken Sport & Entertainment A/S (A)	1,870	24,125
Per Aarsleff Holding A/S	6,442	271,574
Ringkjoebing Landbobank A/S	9,771	1,293,405
Rockwool International A/S, A Shares	233	84,175
Royal Unibrew A/S	16,664	1,776,072
RTX A/S	2,997	73,929
Scandinavian Tobacco Group A/S (D)	22,645	415,614
Schouw & Company A/S	4,381	353,086
SimCorp A/S	13,331	1,351,301
Solar A/S, B Shares	2,213	239,814
SP Group A/S	1,224	76,300
Spar Nord Bank A/S	31,557	403,236
Sparekassen Sjaelland-Fyn A/S (A)	1,343	30,595
Sydbank AS	22,266	724,261
TCM Group A/S	1,441	35,166
The Drilling Company of 1972 A/S (A)	3,559	128,390
Tivoli A/S (A)	691	84,868
Topdanmark AS	14,901	804,693
United International Enterprises, Ltd.	598	163,083
14	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Denmark (continued)
Zealand Pharma A/S (A)	9,861	$204,730
Faeroe Islands 0.0%		29,708
BankNordik P/F	1,415	29,708
Finland 2.5%		20,471,641
Aktia Bank OYJ	19,949	274,265
Alma Media OYJ	11,325	126,631
Anora Group OYJ	6,469	78,045
Apetit OYJ	1,524	21,720
Aspo OYJ	5,505	64,302
Atria OYJ	5,227	64,049
BasWare OYJ (A)	2,688	96,178
Bittium OYJ	10,462	58,857
Cargotec OYJ, B Shares	14,456	675,462
Caverion OYJ	33,497	232,430
Citycon OYJ	21,062	163,748
Digia OYJ	7,562	56,685
Enento Group OYJ (A)(D)	5,041	192,705
Finnair OYJ (A)	239,993	153,945
Fiskars OYJ ABP	10,333	246,774
F-Secure OYJ	33,411	194,053
Harvia OYJ	3,999	250,109
HKScan OYJ, A Shares	11,127	20,276
Huhtamaki OYJ	34,321	1,472,666
Ilkka-Yhtyma OYJ	9,901	51,075
Kamux Corp.	8,572	109,539
Kemira OYJ	33,664	499,443
Kojamo OYJ	31,090	714,772
Konecranes OYJ	21,741	844,457
Lassila & Tikanoja OYJ	9,775	145,458
Lehto Group OYJ (A)	2,434	2,222
Marimekko OYJ	369	36,180
Metsa Board OYJ, A Shares	1,067	11,270
Metsa Board OYJ, B Shares	63,194	609,484
Multitude SE (A)	2,783	12,753
Musti Group OYJ (A)	8,158	276,547
Neles OYJ	37,639	561,583
Nokian Renkaat OYJ	47,202	1,754,201
Olvi OYJ, A Shares	4,942	289,198
Optomed Oy (A)	1,483	16,136
Oriola OYJ, A Shares	8,342	17,785
Oriola OYJ, B Shares	42,174	93,610
Orion OYJ, Class A	8,076	329,674
Orion OYJ, Class B	34,310	1,412,333
Outokumpu OYJ (A)	111,348	649,208
Pihlajalinna OYJ	643	8,817
Ponsse OYJ	4,062	195,597
QT Group OYJ (A)	4,495	681,237
Raisio OYJ, V Shares	46,629	182,701
Rapala VMC OYJ (A)	5,592	56,457
Raute OYJ, A Shares	728	16,168
Revenio Group OYJ	6,747	429,769
Sanoma OYJ	27,196	411,202
Taaleri OYJ	1,271	15,082
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	15

	Shares	Value
Finland (continued)
Talenom OYJ	1,935	$27,918
Teleste OYJ	3,860	21,942
Terveystalo OYJ (D)	19,075	238,207
TietoEVRY OYJ	27,429	800,597
Tokmanni Group Corp.	16,285	342,748
Uponor OYJ	23,098	531,646
Vaisala OYJ, A Shares	6,527	374,455
Valmet OYJ	48,158	1,970,629
Verkkokauppa.com OYJ	6,156	47,680
Wartsila OYJ ABP	68,789	952,943
YIT OYJ	57,337	286,018
France 4.4%		36,394,198
ABC arbitrage	4,528	37,292
AKWEL	4,639	105,128
Albioma SA	10,388	392,824
ALD SA (D)	13,469	189,280
Altamir	5,040	133,792
Alten SA	8,505	1,405,778
Assystem SA	2,731	110,490
Atari SA (A)	20,392	9,556
Aubay	2,888	173,710
Axway Software SA	2,311	73,195
Bastide le Confort Medical	1,540	70,707
Beneteau SA (A)	17,098	251,874
Bigben Interactive	4,952	80,433
Boiron SA	1,866	76,412
Bonduelle SCA	7,261	162,199
Bourbon Corp. (A)(C)	1,464	0
Burelle SA	69	52,820
Caisse Regionale de Credit Agricole Mutuel du Languedoc SCCV	121	7,319
Casino Guichard Perrachon SA (A)	5,970	135,408
Catana Group (A)	5,106	32,481
Catering International Services (A)(B)	1,089	15,910
CBo Territoria	4,946	20,230
Cegedim SA (A)	1,780	46,330
CGG SA (A)	244,859	163,414
Chargeurs SA	6,722	192,410
Cie des Alpes (A)	8,668	119,487
Cie Plastic Omnium SA	20,563	513,730
Coface SA	42,152	573,529
DBV Technologies SA (A)	1,292	7,779
Delta Plus Group	323	30,798
Derichebourg SA (A)	40,374	423,401
Devoteam SA (A)	70	13,414
Ekinops SAS (A)	3,234	27,172
Electricite de Strasbourg SA	351	45,072
Elior Group SA (A)(D)	41,388	265,537
Elis SA (A)	61,401	963,727
Eramet SA (A)	2,437	190,182
ESI Group (A)	556	44,851
Etablissements Maurel et Prom SA (A)	21,880	55,711
Eurazeo SE	9,525	781,114
Eutelsat Communications SA (B)	72,423	917,385
16	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
France (continued)
Exel Industries SA, A Shares (A)	466	$37,000
Faurecia SE	37,182	1,597,997
Fnac Darty SA	7,145	432,550
Gaumont SA (A)	489	58,421
Gaztransport Et Technigaz SA	6,852	549,631
GEA (B)	126	15,084
GL Events (A)	4,616	90,038
Groupe Crit	1,108	76,211
Guerbet	2,565	102,066
Guillemot Corp.	834	13,912
Haulotte Group SA (A)	3,951	22,058
HEXAOM	1,083	46,689
ID Logistics Group (A)	856	333,090
Imerys SA	12,891	502,556
Infotel SA	996	57,144
Interparfums SA	3,172	242,676
Ipsen SA	862	84,126
IPSOS	16,827	761,364
Jacquet Metals SACA	5,053	115,620
JCDecaux SA (A)	23,094	590,964
Kaufman & Broad SA	6,402	240,421
Korian SA	23,528	696,260
Lagardere SA (A)	16,564	428,263
Laurent-Perrier	1,118	126,453
Lectra	10,962	478,747
Linedata Services	1,472	64,879
LISI	8,173	202,251
LNA Sante SA	2,041	117,380
Lumibird (A)	2,328	54,262
Maisons du Monde SA (D)	16,288	378,872
Manitou BF SA	5,055	152,211
Manutan International	906	70,730
Mersen SA	6,826	248,650
Metropole Television SA	10,149	195,705
Neoen SA (A)(B)(D)	3,781	158,516
Nexans SA	12,390	1,145,304
Nexity SA	16,819	721,903
Nicox (A)	6,072	20,099
NRJ Group	6,595	43,425
Oeneo SA (B)	4,715	70,660
OL Groupe SA (A)	3,929	9,496
Onxeo SA (A)	2,056	957
Orpea SA	5,710	539,551
Pharmagest Interactive	666	64,538
Plastivaloire	1,440	9,275
Quadient SA	14,118	306,455
Recylex SA (A)(C)	4,454	9,335
Rexel SA (A)	106,897	1,959,671
Robertet SA (B)	199	224,319
Rothschild & Company	15,152	649,321
Rubis SCA	27,650	761,233
Samse SA	285	64,152
Savencia SA	1,977	139,083
SCOR SE	48,400	1,519,208
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	17

	Shares	Value
France (continued)
Seche Environnement SA	1,539	$108,666
SMCP SA (A)(D)	3,695	31,842
Societe BIC SA	9,132	470,800
Societe LDC SA	271	29,002
Societe pour l’Informatique Industrielle	2,435	113,283
SOITEC (A)	6,095	1,604,781
Solocal Group (A)(B)	47,008	61,026
Somfy SA	2,747	528,861
Sopra Steria Group SACA	5,649	1,003,674
SPIE SA	46,481	1,163,316
Stef SA	1,253	147,482
Synergie SE (B)	3,330	132,367
Technicolor SA (A)	30,403	93,276
Technip Energies NV (A)	29,417	398,952
Television Francaise 1	19,246	185,954
Thermador Groupe	2,187	232,044
Tikehau Capital SCA	8,363	225,360
Trigano SA	3,138	551,052
Union Financiere de France BQE SA	1,451	28,271
Valeo	30,019	865,288
Vallourec SA (A)(B)	11,477	100,247
Verallia SA (D)	10,237	344,516
Vetoquinol SA	1,228	183,611
Vicat SA	9,439	365,326
VIEL & Cie SA	6,888	45,038
Vilmorin & Cie SA	2,792	171,429
Virbac SA	1,246	585,587
Vranken-Pommery Monopole SA (A)	923	17,974
Wavestone	1,593	92,510
Gabon 0.0%		37,097
Total Gabon	243	37,097
Georgia 0.1%		470,509
Bank of Georgia Group PLC	16,076	332,289
Georgia Capital PLC (A)	10,443	87,989
TBC Bank Group PLC	2,429	50,231
Germany 6.2%		51,115,750
1&1 AG	16,862	479,605
7C Solarparken AG (B)	10,995	52,760
Aareal Bank AG	24,051	789,807
Adesso SE	544	114,783
ADVA Optical Networking SE (A)	18,599	267,688
AIXTRON SE	11,707	235,282
All for One Group SE	784	60,478
Allgeier SE	2,876	120,000
Amadeus Fire AG	1,118	229,744
Atoss Software AG	1,254	296,425
Aurubis AG	11,537	988,507
Basler AG	1,233	205,463
Bauer AG (A)(B)	7,205	80,620
BayWa AG	6,365	265,744
Bechtle AG	1,087	78,361
Bertrandt AG	2,555	169,496
18	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
bet-at-home.com AG	1,430	$22,031
Bijou Brigitte AG (A)	1,764	43,667
Bilfinger SE	12,863	412,340
Borussia Dortmund GmbH & Company KGaA (A)	29,529	137,906
CANCOM SE	12,396	893,449
CECONOMY AG (A)	59,337	235,463
CENIT AG	2,412	35,252
Cewe Stiftung & Company KGAA	2,238	321,325
Commerzbank AG (A)	68,591	481,747
CompuGroup Medical SE & Company KgaA	8,822	675,106
CropEnergies AG (B)	9,512	127,045
CTS Eventim AG & Company KGaA (A)	3,656	237,590
Data Modul AG	635	44,082
Delticom AG (A)	1,144	8,899
Dermapharm Holding SE	4,482	411,837
Deutsche Beteiligungs AG	6,058	265,920
Deutsche EuroShop AG	18,166	289,055
Deutsche Lufthansa AG (A)	39,402	239,080
Deutsche Pfandbriefbank AG (D)	59,817	697,732
Deutz AG (A)	46,086	310,651
DIC Asset AG	20,271	331,267
DMG Mori AG	1,187	55,956
Dr. Hoenle AG (B)	1,598	72,131
Draegerwerk AG & Company KGaA	1,433	84,034
Duerr AG	18,620	741,404
Eckert & Ziegler Strahlen- und Medizintechnik AG	5,329	586,847
Elmos Semiconductor SE	309	15,406
ElringKlinger AG (A)(B)	9,007	109,474
Encavis AG (B)	24,156	446,632
Energiekontor AG	1,631	137,806
EuroEyes International Eye Clinic, Ltd.	14,000	17,024
Evotec SE (A)	8,820	417,552
Fielmann AG	7,017	458,691
First Sensor AG	2,622	129,874
flatexDEGIRO AG (A)(B)	9,466	227,219
FORTEC Elektronik AG	601	12,548
Francotyp-Postalia Holding AG (A)	2,607	9,077
Fraport AG Frankfurt Airport Services Worldwide (A)	9,599	597,200
Freenet AG	46,518	1,179,612
Fuchs Petrolub SE	9,623	335,944
GEA Group AG	44,986	2,276,625
Gerresheimer AG (B)	11,548	1,059,323
Gesco AG (A)	3,651	103,656
GFT Technologies SE (B)	7,351	317,852
GRENKE AG	1,808	61,997
H&R GmbH & Company KGaA (A)	8,359	66,742
Hamburger Hafen und Logistik AG	9,289	205,007
Hawesko Holding AG	828	50,304
Heidelberger Druckmaschinen AG (A)	90,943	248,323
Hella GmbH & Company KGaA	8,317	562,163
HolidayCheck Group AG (A)	12,462	38,301
Hornbach Baumarkt AG (B)	3,268	132,836
Hornbach Holding AG & Company KGaA	4,326	542,659
HUGO BOSS AG	20,879	1,216,684
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	19

	Shares	Value
Germany (continued)
Hypoport SE (A)	928	$506,521
Indus Holding AG	8,586	288,812
Instone Real Estate Group SE (D)	13,507	282,485
IVU Traffic Technologies AG	5,026	113,073
Jenoptik AG	21,055	852,076
JOST Werke AG (D)	5,812	296,762
K+S AG (A)	73,213	1,243,576
Kloeckner & Company SE (A)	27,626	297,053
Koenig & Bauer AG (A)	4,359	140,014
Krones AG (B)	5,243	530,993
KSB SE & Company KGaA	73	38,748
KWS Saat SE & Company KGaA	4,300	356,069
LANXESS AG	29,853	1,728,836
Leifheit AG (B)	3,857	144,289
Leoni AG (A)	12,042	141,930
Manz AG (A)(B)	1,315	67,289
Mediclin AG (A)	8,179	36,381
Medigene AG (A)	6,493	21,312
METRO AG	33,723	381,728
MLP SE	26,029	234,472
Nagarro SE (A)	2,876	593,389
New Work SE	1,026	230,894
Nexus AG	6,223	509,202
Nordex SE (A)(B)	38,581	686,408
Norma Group SE	14,352	525,786
OHB SE (B)	2,007	76,713
PATRIZIA AG	17,444	394,938
Pfeiffer Vacuum Technology AG	1,892	452,084
PNE AG (B)	16,489	145,173
Progress-Werk Oberkirch AG (A)	386	13,809
ProSiebenSat.1 Media SE	71,903	1,056,334
PSI Software AG	4,102	212,576
PVA TePla AG (A)(B)	4,369	212,127
q.beyond AG (A)(B)	47,970	101,575
R Stahl AG (A)	823	16,406
Rheinmetall AG	15,969	1,415,987
SAF-Holland SE (A)	21,928	278,127
Salzgitter AG (A)	16,979	502,165
Scout24 SE (D)	13,172	874,184
Secunet Security Networks AG	439	206,532
SGL Carbon SE (A)	17,099	149,298
Siltronic AG (B)	7,643	1,168,106
Sirius Real Estate, Ltd.	249,773	452,539
Sixt SE (A)(B)	5,080	824,397
SMA Solar Technology AG (B)	4,602	223,151
Softing AG	2,069	15,127
Software AG	18,535	786,973
STRATEC SE	2,046	310,364
Stroeer SE & Company KGaA	9,692	747,999
Suedzucker AG	23,499	340,316
SUESS MicroTec SE (A)	7,325	173,127
Surteco Group SE	2,163	83,287
Syzygy AG	471	3,082
TAG Immobilien AG	52,663	1,459,589
20	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
Takkt AG	15,103	$245,853
Technotrans SE	2,893	89,209
thyssenkrupp AG (A)	91,341	1,001,530
Traffic Systems SE	2,239	90,815
United Internet AG	5,304	198,756
va-Q-Tec AG (A)	730	22,564
Varta AG (B)	3,591	459,097
VERBIO Vereinigte BioEnergie AG	12,056	932,416
Vivoryon Therapeutics NV (A)	1,006	19,976
Vossloh AG	3,933	200,988
Wacker Chemie AG	3,818	656,690
Wacker Neuson SE	13,148	385,061
Washtec AG	4,114	229,566
Westwing Group AG (A)(B)	3,087	87,584
Wuestenrot & Wuerttembergische AG	10,450	202,867
Zeal Network SE (B)	4,039	175,485
Gibraltar 0.1%		463,464
888 Holdings PLC	111,653	463,464
Greece 0.0%		13,188
Alapis Holding Industrial & Commercial SA of Pharmaceutical Chemical Products (A)(C)	1,810	38
Okeanis Eco Tankers Corp. (D)	1,578	13,150
TT Hellenic Postbank SA (A)(C)	20,725	0
Greenland 0.0%		28,528
GronlandsBANKEN A/S	313	28,528
Guernsey, Channel Islands 0.0%		69,575
Raven Property Group, Ltd. (A)	165,177	69,575
Hong Kong 2.2%		18,073,332
3D-Gold Jewellery Holdings, Ltd. (A)(C)	310,000	0
Aceso Life Science Group, Ltd. (A)	451,733	11,502
Aeon Credit Service Asia Company, Ltd.	60,000	37,610
Aidigong Maternal & Child Health, Ltd. (A)	588,000	71,427
Allied Group, Ltd.	360,000	133,830
Analogue Holdings, Ltd.	44,000	10,410
APAC Resources, Ltd.	182,171	29,276
Apollo Future Mobility Group, Ltd. (A)	840,000	53,424
Arta TechFin Corp, Ltd. (A)	8,000	240
Asia Financial Holdings, Ltd.	94,000	43,458
Asia Standard International Group, Ltd.	236,000	26,077
Asiasec Properties, Ltd.	103,000	8,826
ASM Pacific Technology, Ltd.	68,200	713,766
Associated International Hotels, Ltd.	26,000	43,321
Blue River Holdings, Ltd. (A)	267,360	4,813
BOCOM International Holdings Company, Ltd.	346,000	76,624
BOE Varitronix, Ltd. (B)	268,000	335,522
Brightoil Petroleum Holdings, Ltd. (A)(C)	563,000	62,271
Build King Holdings, Ltd.	150,000	18,892
Burwill Holdings, Ltd. (A)(C)	1,216,000	4,990
Cafe de Coral Holdings, Ltd.	138,000	241,392
Cathay Pacific Airways, Ltd. (A)	277,000	223,278
Century City International Holdings, Ltd. (A)	452,000	24,829
CGN Mining Company, Ltd.	535,000	60,774
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	21

	Shares	Value
Hong Kong (continued)
Chen Hsong Holdings	40,000	$14,084
Chevalier International Holdings, Ltd.	45,524	55,679
China Baoli Technologies Holdings, Ltd. (A)	51,750	2,144
China Best Group Holding, Ltd. (A)	210,000	11,454
China Display Optoelectronics Technology Holdings, Ltd. (A)	344,000	23,092
China Energy Development Holdings, Ltd. (A)	2,938,000	54,155
China Motor Bus Company, Ltd.	6,400	81,975
China Solar Energy Holdings, Ltd. (A)(C)	127,000	0
China Star Entertainment, Ltd. (A)	488,000	59,323
China Strategic Holdings, Ltd. (A)	4,597,500	29,329
Chinese Estates Holdings, Ltd.	183,500	91,139
Chinney Investments, Ltd.	36,000	7,050
Chow Sang Sang Holdings International, Ltd.	135,000	191,137
Chuang’s China Investments, Ltd.	210,000	10,633
Chuang’s Consortium International, Ltd.	340,021	37,835
CITIC Telecom International Holdings, Ltd.	608,000	204,147
CMBC Capital Holdings, Ltd.	630,000	6,528
C-Mer Eye Care Holdings, Ltd.	114,000	99,857
Convenience Retail Asia, Ltd. (B)	130,000	12,635
Convoy Global Holdings, Ltd. (A)(C)	630,000	9,129
Cowell e Holdings, Inc. (A)	35,000	50,621
CSI Properties, Ltd.	1,976,333	54,767
Dah Sing Banking Group, Ltd.	150,448	130,093
Dah Sing Financial Holdings, Ltd.	62,744	186,346
Dickson Concepts International, Ltd.	63,500	34,484
Digital Domain Holdings, Ltd. (A)	100,000	8,939
DMX Technologies Group, Ltd. (A)(C)	34,000	0
Dynamic Holdings, Ltd.	44,000	64,341
Eagle Nice International Holdings, Ltd.	46,000	27,030
EC Healthcare	71,000	112,106
EcoGreen International Group, Ltd.	76,000	15,958
EganaGoldpfeil Holdings, Ltd. (A)(C)	131,750	0
Emperor Capital Group, Ltd. (A)	1,143,000	15,523
Emperor Entertainment Hotel, Ltd.	185,000	21,087
Emperor International Holdings, Ltd.	508,250	64,581
Emperor Watch & Jewellery, Ltd.	1,270,000	32,656
Energy International Investments Holdings, Ltd. (A)(C)	700,000	5,736
ENM Holdings, Ltd. (A)	368,000	26,867
Esprit Holdings, Ltd. (A)	1,072,875	89,421
Fairwood Holdings, Ltd.	30,500	64,292
Far East Consortium International, Ltd.	524,918	161,005
First Pacific Company, Ltd.	830,000	298,063
Fountain SET Holdings, Ltd.	188,000	32,335
FSE Lifestyle Services, Ltd.	13,000	10,223
GBA Holdings, Ltd. (A)	16,480,000	21,134
GDH Guangnan Holdings, Ltd.	108,000	9,273
Genting Hong Kong, Ltd. (A)	550,000	58,985
Giordano International, Ltd.	481,708	91,271
Glorious Sun Enterprises, Ltd.	146,000	15,516
Gold Peak Industries Holdings, Ltd. (A)	90,000	7,027
Golden Resources Development International, Ltd.	298,000	19,917
Gold-Finance Holdings, Ltd. (A)(C)	214,000	0
Good Resources Holdings, Ltd. (A)(C)	270,000	2,943
Great Eagle Holdings, Ltd.	76,481	194,110
22	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
G-Resources Group, Ltd. (A)	178,080	$64,989
Guotai Junan International Holdings, Ltd.	1,062,600	149,658
Haitong International Securities Group, Ltd.	880,288	181,887
Hang Lung Group, Ltd.	245,000	543,920
Hanison Construction Holdings, Ltd.	143,631	23,701
Harbour Centre Development, Ltd.	37,500	34,042
HKBN, Ltd.	211,000	265,087
HKR International, Ltd.	361,840	135,550
Hon Kwok Land Investment Company, Ltd.	64,000	22,995
Hong Kong Ferry Holdings Company, Ltd.	46,000	32,103
Hong Kong Technology Venture Company, Ltd. (B)	105,000	119,847
Hong Kong Technology Venture Company, Ltd., ADR	1,717	40,315
Hongkong Chinese, Ltd.	224,000	16,802
Hsin Chong Group Holdings, Ltd. (A)(C)	736,000	33,034
Huasheng International Holding, Ltd. (A)	216,000	51,471
Huobi Technology Holdings, Ltd. (A)	18,500	17,487
Hutchison Port Holdings Trust	1,279,000	287,292
Hutchison Telecommunications Hong Kong Holdings, Ltd.	516,000	83,405
Hypebeast, Ltd. (A)	50,000	7,799
Hysan Development Company, Ltd.	195,000	594,528
i-Cable Communications, Ltd. (A)	680,000	5,956
Imagi International Holdings, Ltd. (A)	117,281	10,032
International Housewares Retail Company, Ltd.	124,000	42,929
IPE Group, Ltd. (A)	220,000	22,548
IRC, Ltd. (A)	1,194,000	35,040
ITC Properties Group, Ltd. (A)	136,252	22,102
Jacobson Pharma Corp., Ltd.	176,000	11,502
Johnson Electric Holdings, Ltd. (B)	122,753	267,425
K Wah International Holdings, Ltd.	295,000	113,894
Kader Holdings Company, Ltd. (A)	248,000	14,206
Karrie International Holdings, Ltd.	180,000	37,672
Keck Seng Investments Hong Kong, Ltd. (A)	19,000	7,428
Kerry Logistics Network, Ltd. (B)	237,500	676,312
Kerry Properties, Ltd.	170,000	442,058
Kingmaker Footwear Holdings, Ltd.	54,000	6,268
Kingston Financial Group, Ltd. (A)	174,000	10,881
Kowloon Development Company, Ltd.	126,000	163,313
Kwoon Chung Bus Holdings, Ltd. (A)	20,000	5,951
Lai Sun Development Company, Ltd. (A)	127,179	63,738
Lai Sun Garment International, Ltd. (A)	46,846	21,075
Landing International Development, Ltd. (A)	523,200	15,621
Landsea Green Properties Company, Ltd. (A)	404,000	20,684
Langham Hospitality Investments, Ltd. (A)	578,250	63,407
Lerthai Group, Ltd. (A)(C)	18,000	2,054
Lifestyle International Holdings, Ltd. (A)	169,000	88,347
Lippo China Resources, Ltd.	1,028,000	15,795
Lippo, Ltd.	31,250	9,751
Liu Chong Hing Investment, Ltd.	76,000	75,003
Luk Fook Holdings International, Ltd.	144,000	420,981
Lung Kee Bermuda Holdings, Ltd.	48,000	23,722
Mandarin Oriental International, Ltd. (A)	48,800	108,066
Mason Group Holdings, Ltd. (A)	9,029,000	27,658
Meilleure Health International Industry Group, Ltd. (A)	138,000	7,605
Melco International Development, Ltd. (A)	199,000	250,327
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	23

	Shares	Value
Hong Kong (continued)
MH Development, Ltd. (A)(C)	124,000	$8,301
Midland Holdings, Ltd. (A)	54,000	7,772
Miramar Hotel & Investment	86,000	138,046
Modern Dental Group, Ltd.	135,000	104,544
National Electronics Holdings	88,000	12,348
National United Resources Holdings, Ltd. (A)(C)	1,090,000	14,887
Nissin Foods Company, Ltd.	76,000	54,755
NWS Holdings, Ltd.	372,000	346,401
Oriental Watch Holdings	134,378	88,482
Oshidori International Holdings, Ltd. (A)	1,807,200	125,750
Pacific Andes International Holdings, Ltd. (A)(C)	2,171,305	0
Pacific Basin Shipping, Ltd.	1,649,000	626,326
Pacific Century Premium Developments, Ltd. (A)	32,400	2,482
Pacific Textiles Holdings, Ltd.	307,000	160,863
Pak Fah Yeow International, Ltd.	20,000	4,196
Paliburg Holdings, Ltd. (A)	101,380	25,963
Paradise Entertainment, Ltd. (A)	176,000	22,859
PC Partner Group, Ltd.	56,000	122,963
PCCW, Ltd.	967,773	488,819
Peace Mark Holdings, Ltd. (A)(C)	180,000	0
Perfect Medical Health Management, Ltd.	140,000	111,191
Pico Far East Holdings, Ltd.	254,000	40,996
Playmates Holdings, Ltd.	640,000	63,984
Plover Bay Technologies, Ltd.	88,000	46,103
PT International Development Company, Ltd. (A)	453,327	16,895
Public Financial Holdings, Ltd.	126,000	39,321
Regal Hotels International Holdings, Ltd. (A)	117,200	46,041
Regina Miracle International Holdings, Ltd. (D)	67,000	56,133
Renco Holdings Group, Ltd. (A)	102,000	1,799
Sa Sa International Holdings, Ltd. (A)	120,000	25,712
SAS Dragon Holdings, Ltd.	84,000	51,381
SEA Holdings, Ltd.	68,484	52,689
Shangri-La Asia, Ltd. (A)	312,000	246,620
Shenwan Hongyuan HK, Ltd.	120,000	14,002
Shun Tak Holdings, Ltd. (A)	557,250	148,329
Sincere Watch Hong Kong, Ltd. (A)	940,000	6,101
Sing Tao News Corp., Ltd.	118,000	7,702
Singamas Container Holdings, Ltd.	270,000	40,594
SJM Holdings, Ltd. (A)(B)	413,000	292,851
SmarTone Telecommunications Holdings, Ltd.	73,089	38,922
Solomon Systech International, Ltd.	266,000	27,993
Soundwill Holdings, Ltd.	39,500	38,457
Stella International Holdings, Ltd.	131,000	140,336
Summit Ascent Holdings, Ltd. (A)	130,000	2,976
Sun Hung Kai & Company, Ltd.	179,318	112,067
SUNeVision Holdings, Ltd.	173,000	149,978
TAI Cheung Holdings, Ltd.	115,000	70,329
Tan Chong International, Ltd.	63,000	16,231
Television Broadcasts, Ltd. (A)(B)	124,100	71,159
Texhong Textile Group, Ltd.	8,500	12,031
Texwinca Holdings, Ltd.	330,000	70,832
The Bank of East Asia, Ltd.	37,200	53,680
The Hongkong & Shanghai Hotels, Ltd. (A)	188,023	174,980
The United Laboratories International Holdings, Ltd.	308,500	175,746
24	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Hong Kong (continued)
Theme International Holdings, Ltd. (A)	855,000	$79,651
Tradelink Electronic Commerce, Ltd.	186,000	26,991
Transport International Holdings, Ltd.	95,878	161,065
Up Energy Development Group, Ltd. (A)(C)	898,000	1,486
Upbest Group, Ltd.	8,000	810
Value Partners Group, Ltd.	295,000	149,144
Valuetronics Holdings, Ltd.	125,150	48,503
Vedan International Holdings, Ltd.	168,000	16,293
Vitasoy International Holdings, Ltd. (B)	176,000	351,366
VPower Group International Holdings, Ltd. (B)(D)	76,361	11,894
VSTECS Holdings, Ltd.	272,400	244,862
VTech Holdings, Ltd.	51,800	427,593
Wai Kee Holdings, Ltd.	72,000	34,391
Wang On Group, Ltd.	1,780,000	16,502
Wealthking Investments, Ltd. (A)	376,000	36,292
Wing On Company International, Ltd.	28,000	63,231
Wing Tai Properties, Ltd.	118,000	63,917
YGM Trading, Ltd.	22,000	5,340
YTO Express Holdings, Ltd.	30,000	11,745
Yue Yuen Industrial Holdings, Ltd. (A)	237,500	412,824
Yunfeng Financial Group, Ltd. (A)	46,000	10,062
Zensun Enterprises, Ltd.	107,000	59,724
Zhaobangji Properties Holdings, Ltd. (A)	632,000	39,938
Ireland 0.7%		5,782,644
AIB Group PLC (A)	76,088	166,715
AIB Group PLC (London Stock Exchange) (A)	7,501	16,729
Bank of Ireland Group PLC (A)(B)	83,714	457,702
Bank of Ireland Group PLC (London Stock Exchange) (A)	215,337	1,150,633
C&C Group PLC (A)	138,863	417,870
Cairn Homes PLC	31,772	39,899
Cairn Homes PLC (London Stock Exchange)	123,293	150,881
COSMO Pharmaceuticals NV (A)(B)	1,285	90,334
Dalata Hotel Group PLC (A)	26,723	103,410
Datalex PLC (A)	4,738	4,364
FBD Holdings PLC (A)	8,155	74,637
Glanbia PLC	53,416	712,606
Glenveagh Properties PLC (A)(D)	137,239	176,497
Grafton Group PLC	86,201	1,340,176
Greencore Group PLC (A)	189,388	313,664
Hostelworld Group PLC (A)(D)	11,005	9,334
Irish Continental Group PLC (A)	42,651	201,574
Keywords Studios PLC	9,300	334,981
Permanent TSB Group Holdings PLC (A)	11,820	20,638
Isle of Man 0.2%		1,380,418
Playtech PLC (A)	117,955	1,175,623
Strix Group PLC	49,852	204,795
Israel 1.9%		15,336,807
Adgar Investment and Development, Ltd.	21,013	48,796
Afcon Holdings, Ltd.	661	41,946
AFI Properties, Ltd.	6,069	352,108
Africa Israel Residences, Ltd.	1,447	84,655
Airport City, Ltd. (A)	7,076	147,397
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	25

	Shares	Value
Israel (continued)
Allot, Ltd. (A)	12,253	$138,184
Alrov Properties and Lodgings, Ltd. (A)(B)	2,216	133,726
Arad, Ltd.	2,993	43,862
Ashtrom Group, Ltd.	13,226	321,305
Atreyu Capital Markets, Ltd. (B)	3,104	64,688
AudioCodes, Ltd.	6,557	227,266
Aura Investments, Ltd.	38,484	63,963
Avgol Industries 1953, Ltd. (A)(B)	33,538	28,394
Azorim-Investment Development & Construction Company, Ltd. (A)	33,534	174,627
Bet Shemesh Engines Holdings 1997, Ltd. (A)(B)	2,169	49,020
BioLine RX, Ltd. (A)	56,614	9,758
Blue Square Real Estate, Ltd.	1,795	162,019
Brainsway, Ltd. (A)	2,776	10,798
Camtek, Ltd. (A)	8,218	386,863
Carasso Motors, Ltd.	12,009	77,785
Cellcom Israel, Ltd. (A)	31,945	135,255
Ceragon Networks, Ltd. (A)	14,289	37,580
Clal Insurance Enterprises Holdings, Ltd. (A)	11,312	280,958
Compugen, Ltd. (A)	2,812	12,574
Danel Adir Yeoshua, Ltd.	1,822	394,192
Delek Automotive Systems, Ltd.	14,507	202,566
Delek Group, Ltd. (A)	1,935	158,653
Delta Galil Industries, Ltd.	3,337	205,185
Dor Alon Energy in Israel 1988, Ltd.	2,265	69,331
Duniec Brothers, Ltd.	934	59,680
Electra Consumer Products 1970, Ltd. (B)	3,782	190,862
Electra Real Estate, Ltd.	8,261	154,573
Electra, Ltd.	547	358,397
Elron Electronic Industries, Ltd. (A)	7,485	28,306
Energix-Renewable Energies, Ltd.	46,755	200,394
Enlight Renewable Energy, Ltd. (A)	233,594	613,206
Equital, Ltd. (A)	8,047	278,084
Fattal Holdings 1998, Ltd. (A)	270	28,674
First International Bank of Israel, Ltd.	1	24
FMS Enterprises Migun, Ltd.	1,394	43,640
Formula Systems 1985, Ltd.	3,729	441,298
Fox Wizel, Ltd.	2,902	496,651
Freshmarket, Ltd.	3,351	14,518
Gav-Yam Lands Corp., Ltd.	37,900	443,565
Gilat Satellite Networks, Ltd.	11,617	79,636
Gilat Satellite Networks, Ltd. (New York Stock Exchange)	759	5,374
Globrands, Ltd.	85	12,589
Hadera Paper, Ltd.	1,499	107,201
Harel Insurance Investments & Financial Services, Ltd.	42,237	444,827
Hilan, Ltd.	5,426	324,600
IDI Insurance Company, Ltd.	2,800	102,205
IES Holdings, Ltd.	762	65,936
Inrom Construction Industries, Ltd.	29,233	145,368
Isracard, Ltd.	28,135	123,171
Israel Canada T.R., Ltd. (B)	47,404	250,393
Israel Land Development - Urban Renewal, Ltd. (B)	6,186	87,526
Isras Investment Company, Ltd.	541	131,317
Issta Lines, Ltd. (A)	1,677	45,101
Kamada, Ltd. (A)(B)	11,932	75,274
26	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Israel (continued)
Kerur Holdings, Ltd.	2,256	$72,737
Klil Industries, Ltd.	300	27,937
Levinstein Properties, Ltd.	1,350	42,791
M Yochananof & Sons, Ltd.	855	62,907
Magic Software Enterprises, Ltd.	10,744	231,295
Malam - Team, Ltd.	3,260	108,138
Matrix IT, Ltd.	12,240	350,721
Mediterranean Towers, Ltd.	29,603	92,625
Mega Or Holdings, Ltd.	6,183	265,152
Mehadrin, Ltd. (A)	167	9,064
Meitav Dash Investments, Ltd. (B)	9,168	47,573
Menora Mivtachim Holdings, Ltd.	11,021	254,784
Migdal Insurance & Financial Holdings, Ltd.	140,977	221,299
Mivne Real Estate KD, Ltd.	1	3
Mivtach Shamir Holdings, Ltd.	1,455	49,961
Mizrahi Tefahot Bank, Ltd.	1	25
Naphtha Israel Petroleum Corp., Ltd. (A)	14,316	90,334
Nawi Brothers, Ltd.	6,442	61,152
Neto Malinda Trading, Ltd. (A)	532	18,453
Neto ME Holdings, Ltd.	616	34,651
Novolog, Ltd.	76,556	74,860
NR Spuntech Industries, Ltd.	7,555	15,979
Oil Refineries, Ltd. (A)	526,893	135,011
One Software Technologies, Ltd.	11,890	206,718
OPC Energy, Ltd. (A)	14,176	146,529
Partner Communications Company, Ltd. (A)	49,065	307,781
Paz Oil Company, Ltd. (A)	3,404	420,225
Perion Network, Ltd. (A)	8,824	209,725
Plasson Industries, Ltd. (B)	1,357	89,848
Plus500, Ltd.	30,141	509,051
Prashkovsky Investments & Construction, Ltd.	396	13,720
Priortech, Ltd. (A)	2,688	94,868
Rami Levy Chain Stores Hashikma Marketing 2006, Ltd.	2,696	209,450
Raval Ics, Ltd.	11,596	23,076
Sano-Brunos Enterprises, Ltd.	246	26,691
Scope Metals Group, Ltd.	2,885	124,836
Shikun & Binui, Ltd. (A)	1	4
Shufersal, Ltd.	23,943	193,757
Summit Real Estate Holdings, Ltd. (A)	14,651	284,683
Suny Cellular Communication, Ltd.	18,682	9,399
Tadiran Group, Ltd.	1,091	146,656
Tamar Petroleum, Ltd. (D)	7,742	12,954
Tel Aviv Stock Exchange, Ltd.	4,867	27,665
Telsys, Ltd.	1,590	68,153
Tera Light, Ltd. (A)	11,021	27,588
The Phoenix Holdings, Ltd.	2,039	25,258
Tiv Taam Holdings 1, Ltd.	3,579	11,385
Tower Semiconductor, Ltd. (A)	1	22
Tremor International, Ltd. (A)(B)	17,934	134,284
Victory Supermarket Chain, Ltd.	2,484	50,273
Vitania, Ltd.	3,993	38,902
YH Dimri Construction & Development, Ltd.	2,839	240,010
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	27

	Shares	Value
Italy 3.3%		$27,412,465
A2A SpA	568,878	1,109,915
ACEA SpA	16,690	339,348
Aeffe SpA (A)	24,188	72,425
Anima Holding SpA (D)	103,438	486,882
Aquafil SpA (A)	5,089	42,570
Arnoldo Mondadori Editore SpA (A)	41,391	93,639
Ascopiave SpA	25,679	99,586
Autostrade Meridionali SpA	562	15,833
Avio SpA	6,136	76,738
Azimut Holding SpA	42,224	1,167,852
Banca Generali SpA (A)	21,704	887,339
Banca IFIS SpA	9,421	156,999
Banca Mediolanum SpA	41,174	384,171
Banca Monte dei Paschi di Siena SpA (A)(B)	1,513	1,381
Banca Popolare di Sondrio SCPA	194,501	751,785
Banca Profilo SpA	121,842	29,013
Banca Sistema SpA (B)(D)	23,962	54,270
Banco BPM SpA	532,763	1,484,017
Banco di Desio e della Brianza SpA	13,389	46,327
Be Shaping The Future SpA (B)	26,372	80,310
BFF Bank SpA (D)	46,719	349,936
Biesse SpA (A)	376	9,529
BPER Banca	303,316	576,588
Brembo SpA	37,865	501,110
Brunello Cucinelli SpA (A)	12,373	782,290
Buzzi Unicem SpA	36,101	755,027
Cairo Communication SpA	32,522	66,655
Carel Industries SpA (D)	7,110	190,612
Cementir Holding NV	19,485	179,959
CIR SpA-Compagnie Industriali (A)	340,106	187,605
Credito Emiliano SpA	37,888	245,727
Danieli & C Officine Meccaniche SpA (B)	5,463	154,595
Danieli & C Officine Meccaniche SpA, Savings Shares	10,080	180,052
De’ Longhi SpA	21,515	721,310
DeA Capital SpA (A)	39,171	57,186
Digital Bros SpA	631	22,182
doValue SpA (D)	7,649	66,301
Elica SpA (A)	10,005	39,386
Emak SpA	28,372	73,217
Enav SpA (A)(D)	7,043	29,242
ERG SpA	19,318	633,184
Esprinet SpA	14,774	200,321
Eurotech SpA (A)(B)	9,022	48,606
Fila SpA	2,736	26,678
Fincantieri SpA (A)(B)	193,472	128,380
FNM SpA (A)(B)	72,366	50,220
Garofalo Health Care SpA (A)	3,226	20,932
Gefran SpA	1,600	18,780
Geox SpA (A)	22,422	26,299
Gruppo MutuiOnline SpA	10,709	504,005
Hera SpA	291,702	1,120,688
Illimity Bank SpA (A)	16,985	248,091
IMMSI SpA (A)	75,963	39,099
Intek Group SpA (A)	66,972	27,430
28	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Italy (continued)
Interpump Group SpA	7,718	$519,390
Iren SpA	229,342	686,617
Italgas SpA	172,930	1,087,595
Italmobiliare SpA	6,199	222,254
Juventus Football Club SpA (A)(B)	130,865	63,999
La Doria SpA	3,655	68,248
Leonardo SpA (A)	136,211	921,407
LU-VE SpA	2,562	65,801
Maire Tecnimont SpA (B)	49,836	220,226
MFE-MediaForEurope NV (B)	131,467	356,281
Openjobmetis SpA Agenzia per il Lavoro	4,189	52,277
OVS SpA (A)(D)	75,854	229,774
Pharmanutra SpA	712	56,961
Piaggio & C SpA	72,749	224,598
Piovan SpA (D)	1,138	11,137
Pirelli & C. SpA (D)	130,223	798,840
Prima Industrie SpA (A)	1,462	28,070
RAI Way SpA (D)	34,478	197,287
Reply SpA	7,894	1,527,729
Rizzoli Corriere Della Sera Mediagroup SpA (B)	44,608	40,933
Sabaf SpA	2,928	75,652
SAES Getters SpA	358	9,973
SAES Getters SpA, Savings Shares	1,095	21,952
Safilo Group SpA (A)	16,568	28,209
Saipem SpA (A)	162,309	322,192
Salvatore Ferragamo SpA (A)	10,040	228,520
Saras SpA (A)(B)	186,965	117,219
Servizi Italia SpA (A)	3,687	8,925
Sesa SpA	2,556	508,395
Sogefi SpA (A)	10,059	13,673
SOL SpA	9,408	220,839
Tamburi Investment Partners SpA	47,010	504,782
Technogym SpA (D)	41,738	384,650
Tinexta SpA	8,122	332,729
Tod’s SpA (A)(B)	3,273	188,027
TXT e-solutions SpA	3,737	39,795
Unieuro SpA (D)	5,335	122,288
Unipol Gruppo SpA	159,150	826,635
UnipolSai Assicurazioni SpA	42,377	114,886
Webuild SpA (B)	63,047	142,271
Zignago Vetro SpA	8,446	159,807
Japan 22.4%		184,701,081
A&D Company, Ltd.	6,900	67,742
Access Company, Ltd. (A)	11,200	75,228
Accrete, Inc.	900	11,430
Achilles Corp.	5,800	61,846
AD Works Group Company, Ltd.	10,540	14,613
Adastria Company, Ltd.	8,840	145,470
ADEKA Corp.	30,791	649,914
Ad-sol Nissin Corp. (B)	2,800	42,009
Adtec Plasma Technology Company, Ltd.	1,400	28,749
Advan Group Company, Ltd.	9,100	70,735
Advance Create Company, Ltd.	3,200	27,662
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	29

	Shares	Value
Japan (continued)
Advanced Media, Inc. (A)	3,000	$17,143
Advanex, Inc.	1,000	9,912
Advantage Risk Management Company, Ltd.	1,800	10,427
Adventure, Inc.	600	47,475
Adways, Inc.	4,500	30,084
Aeon Delight Company, Ltd.	5,800	181,461
Aeon Fantasy Company, Ltd.	3,300	50,445
AEON Financial Service Company, Ltd.	5,700	61,331
Aeon Hokkaido Corp.	7,700	90,610
Aeon Kyushu Company, Ltd.	900	16,299
Aeria, Inc.	4,300	15,811
AFC-HD AMS Life Science Company, Ltd.	3,000	21,553
Agro-Kanesho Company, Ltd.	1,800	18,635
AGS Corp.	1,400	10,140
Ahresty Corp. (A)	9,400	29,944
Ai Holdings Corp.	12,200	207,795
Aica Kogyo Company, Ltd.	8,100	235,968
Aichi Corp.	14,200	97,630
Aichi Steel Corp.	4,100	87,379
Aichi Tokei Denki Company, Ltd.	1,100	43,697
Aida Engineering, Ltd.	19,500	157,968
Aiful Corp.	123,000	380,762
Ain Holdings, Inc.	6,900	372,122
Ainavo Holdings Company, Ltd.	2,400	21,302
Aiphone Company, Ltd.	4,600	84,528
Airport Facilities Company, Ltd.	11,800	54,578
Aisan Industry Company, Ltd.	15,100	100,896
AIT Corp.	2,300	23,076
Aizawa Securities Group Company, Ltd.	13,700	119,070
Ajis Company, Ltd.	1,600	41,308
Akatsuki Corp.	6,800	20,495
Akatsuki, Inc. (B)	3,000	72,228
Akebono Brake Industry Company, Ltd. (A)	25,300	43,195
Albis Company, Ltd.	2,200	41,058
Alconix Corp.	8,400	86,645
Alinco, Inc.	5,400	44,467
Allied Architects, Inc. (A)	2,400	16,741
Allied Telesis Holdings KK (A)	9,200	7,285
Alpen Company, Ltd.	5,400	103,478
Alpha Corp.	2,500	23,605
AlphaPolis Company, Ltd. (A)	1,100	36,070
Alps Alpine Company, Ltd.	68,200	613,734
Alps Logistics Company, Ltd.	6,000	51,227
Altech Corp.	5,730	94,513
Amano Corp.	15,200	332,820
Amiyaki Tei Company, Ltd.	2,000	50,698
Amuse, Inc.	3,900	65,062
Amvis Holdings, Inc.	400	38,824
Anabuki Kosan, Inc.	1,000	16,458
Anest Iwata Corp.	12,200	91,538
Anicom Holdings, Inc.	22,100	150,961
Anritsu Corp. (B)	35,800	556,611
Aohata Corp.	500	10,479
AOI Electronics Company, Ltd.	1,600	34,021
30	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
AOKI Holdings, Inc.	15,600	$84,323
Aoki Super Company, Ltd.	600	15,530
Aoyama Trading Company, Ltd. (A)	15,100	95,374
Aoyama Zaisan Networks Company, Ltd.	4,400	52,232
Aozora Bank, Ltd.	9,200	200,041
Apaman Company, Ltd.	3,100	13,651
Arakawa Chemical Industries, Ltd.	7,200	71,386
Arata Corp.	5,400	183,374
Araya Industrial Company, Ltd.	1,200	18,069
Arcland Service Holdings Company, Ltd.	5,300	105,102
Arcs Company, Ltd.	15,284	278,995
Ardepro Company, Ltd.	60,800	25,670
Arealink Company, Ltd.	4,100	54,879
Argo Graphics, Inc. (B)	5,500	137,188
Arisawa Manufacturing Company, Ltd.	12,600	102,439
ARTERIA Networks Corp.	8,100	109,829
Artiza Networks, Inc.	900	8,989
Artnature, Inc.	6,300	35,762
ArtSpark Holdings, Inc. (B)	8,000	63,851
Aruhi Corp. (B)	10,800	95,172
As One Corp.	1,100	136,028
Asahi Broadcasting Group Holdings Corp.	4,000	24,060
Asahi Company, Ltd.	5,200	58,818
Asahi Diamond Industrial Company, Ltd.	23,100	128,705
Asahi Holdings, Inc.	26,200	440,342
Asahi Intelligence Service Company, Ltd.	600	6,463
Asahi Kogyosha Company, Ltd.	1,700	42,072
Asahi Net, Inc.	6,800	36,046
Asahi Printing Company, Ltd.	3,100	23,005
Asahi Yukizai Corp.	6,100	79,808
Asante, Inc.	2,700	40,235
Asanuma Corp.	2,700	125,012
Asax Company, Ltd.	4,100	24,743
Ascentech KK	2,000	20,505
Ashimori Industry Company, Ltd.	1,599	12,750
Asia Pile Holdings Corp.	11,600	42,062
ASKA Pharmaceutical Holdings Company, Ltd.	8,200	69,385
ASKUL Corp.	10,800	135,284
Astena Holdings Company, Ltd. (B)	12,400	52,991
Asti Corp.	700	10,684
Atled Corp.	600	11,927
Atrae, Inc. (A)	5,000	109,016
Atsugi Company, Ltd. (A)	6,700	39,415
Aucfan Company, Ltd. (A)	900	4,461
Aucnet, Inc.	2,700	40,024
Autobacs Seven Company, Ltd.	24,900	287,590
Aval Data Corp.	500	11,432
Avant Corp.	7,100	83,881
Avantia Company, Ltd.	5,700	41,654
Avex, Inc.	5,800	86,551
Axell Corp.	3,700	26,451
Axial Retailing, Inc.	5,800	166,903
Axyz Company, Ltd.	500	13,860
Bando Chemical Industries, Ltd.	13,800	103,121
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	31

	Shares	Value
Japan (continued)
Bank of the Ryukyus, Ltd.	15,300	$95,869
Baroque Japan, Ltd.	4,000	29,050
Base Company, Ltd.	600	22,042
Beauty Garage, Inc.	1,100	35,988
Beenos, Inc. (B)	2,400	57,540
Belc Company, Ltd.	3,400	158,070
Bell System24 Holdings, Inc.	10,500	115,723
Belluna Company, Ltd.	21,700	127,147
Benesse Holdings, Inc.	15,900	308,435
BeNext-Yumeshin Group Company	16,939	248,643
Bengo4.com, Inc. (A)(B)	2,000	114,994
Bic Camera, Inc.	23,500	194,129
B-Lot Company, Ltd.	3,000	13,314
BML, Inc.	8,100	251,815
Bookoff Group Holdings, Ltd.	2,900	24,848
Bourbon Corp.	2,600	51,186
BP Castrol KK	2,600	31,341
Br. Holdings Corp.	9,900	30,798
BrainPad, Inc. (A)	1,300	64,414
Broadleaf Company, Ltd.	34,700	146,651
Broccoli Company, Ltd.	1,600	17,778
Bull-Dog Sauce Company, Ltd. (B)	2,800	50,579
Bunka Shutter Company, Ltd.	19,500	173,502
Business Brain Showa-Ota, Inc.	2,300	39,848
Business Engineering Corp.	400	12,012
C Uyemura & Company, Ltd.	4,400	192,156
CAC Holdings Corp.	5,500	72,440
Canare Electric Company, Ltd.	1,500	22,567
Canon Electronics, Inc.	7,300	95,723
CareerIndex, Inc. (A)	2,300	21,736
Careerlink Company, Ltd.	1,500	16,587
Carenet, Inc. (B)	7,600	71,252
Carlit Holdings Company, Ltd.	7,200	41,236
Carta Holdings, Inc.	1,000	18,733
Casa, Inc.	2,200	17,027
Cawachi, Ltd.	5,500	104,823
CellSource Company, Ltd. (A)	1,800	106,780
Central Automotive Products, Ltd.	3,600	88,139
Central Glass Company, Ltd.	12,286	209,771
Central Security Patrols Company, Ltd.	3,200	67,768
Central Sports Company, Ltd.	2,400	49,539
Ceres, Inc. (B)	2,700	53,110
Charm Care Corp. KK (B)	5,400	70,321
Chilled & Frozen Logistics Holdings Company, Ltd.	6,200	81,839
Chino Corp.	2,500	31,531
Chiyoda Company, Ltd.	7,200	44,639
Chiyoda Corp. (A)(B)	47,300	154,958
Chiyoda Integre Company, Ltd.	4,500	85,907
Chofu Seisakusho Company, Ltd.	6,700	118,234
Chori Company, Ltd.	5,300	79,767
Chubu Shiryo Company, Ltd.	7,800	64,802
Chudenko Corp.	10,900	194,324
Chuetsu Pulp & Paper Company, Ltd.	3,300	28,231
Chugai Ro Company, Ltd.	2,400	32,761
32	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Chugoku Marine Paints, Ltd.	14,000	$106,280
Chuo Gyorui Company, Ltd.	300	7,658
Chuo Spring Company, Ltd.	6,400	47,283
Chuo Warehouse Company, Ltd.	2,600	21,429
CI Takiron Corp.	16,400	75,347
Citizen Watch Company, Ltd.	102,200	466,555
CKD Corp.	13,500	262,979
CK-San-Etsu Company, Ltd.	800	23,682
Cleanup Corp.	9,700	43,668
CMC Corp.	1,600	19,325
CMIC Holdings Company, Ltd.	3,400	46,306
CMK Corp.	19,000	84,049
COLOPL, Inc.	15,700	95,785
Colowide Company, Ltd.	800	10,713
Comany, Inc.	1,000	10,319
Computer Engineering & Consulting, Ltd.	10,200	111,452
Computer Institute of Japan, Ltd.	5,100	36,200
Comture Corp.	8,100	251,299
CONEXIO Corp.	6,300	78,132
COOKPAD, Inc. (A)	13,100	29,675
Core Corp.	2,100	28,246
Corona Corp.	7,000	55,021
Cosel Company, Ltd.	10,500	83,096
Cosmo Energy Holdings Company, Ltd.	22,400	436,063
Cosmos Initia Company, Ltd.	6,900	23,840
Cota Company, Ltd.	6,095	80,949
CRE, Inc.	3,300	48,635
Create Medic Company, Ltd.	2,400	20,654
Create Restaurants Holdings, Inc. (A)(B)	11,800	70,626
Create SD Holdings Company, Ltd.	7,400	203,492
Credit Saison Company, Ltd.	38,400	379,253
Creek & River Company, Ltd.	4,600	80,926
Cresco, Ltd.	5,800	98,013
CROOZ, Inc. (A)	1,400	12,148
CTI Engineering Company, Ltd.	4,600	95,895
CTS Company, Ltd. (B)	9,900	67,924
Cube System, Inc.	4,500	35,500
Curves Holdings Company, Ltd.	3,900	26,554
Cyber Com Company, Ltd.	900	9,199
Cyberlinks Company, Ltd.	600	5,514
Cybernet Systems Company, Ltd.	6,300	37,847
Cybozu, Inc.	6,600	125,420
Dai Nippon Toryo Company, Ltd.	8,600	59,910
Daibiru Corp.	18,100	233,248
Daicel Corp.	48,500	332,945
Dai-Dan Company, Ltd.	5,100	92,122
Daido Kogyo Company, Ltd.	3,900	29,199
Daido Metal Company, Ltd.	16,300	81,493
Daido Steel Company, Ltd.	9,600	329,880
Daihatsu Diesel Manufacturing Company, Ltd.	11,100	48,922
Daihen Corp.	6,500	245,590
Daiho Corp.	4,800	152,892
Dai-Ichi Cutter Kogyo KK	1,200	13,406
Daiichi Jitsugyo Company, Ltd.	3,300	142,476
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	33

	Shares	Value
Japan (continued)
Daiichi Kensetsu Corp.	800	$13,686
Daiichi Kigenso Kagaku-Kogyo Company, Ltd.	7,000	78,307
Daiichikosho Company, Ltd.	2,000	62,952
Daiken Corp.	4,800	90,924
Daiken Medical Company, Ltd.	5,000	23,995
Daiki Aluminium Industry Company, Ltd.	12,400	159,308
Daiki Axis Company, Ltd.	1,500	11,051
Daikoku Denki Company, Ltd.	3,600	37,716
Daikokutenbussan Company, Ltd.	1,700	91,810
Daikyonishikawa Corp.	16,500	78,038
Dainichi Company, Ltd.	5,000	34,194
Dainichiseika Color & Chemicals Manufacturing Company, Ltd.	5,000	96,715
Daiohs Corp.	1,700	14,875
Daiseki Company, Ltd.	15,980	723,981
Daiseki Eco. Solution Company, Ltd.	1,400	20,379
Daishi Hokuetsu Financial Group, Inc.	13,000	263,006
Daishinku Corp.	10,400	143,228
Daisue Construction Company, Ltd.	2,300	22,632
Daito Pharmaceutical Company, Ltd. (B)	4,450	111,845
Daitron Company, Ltd.	4,500	79,624
Daiwa Industries, Ltd.	12,200	129,472
Daiwabo Holdings Company, Ltd.	32,000	507,762
DCM Holdings Company, Ltd.	40,020	370,794
Dear Life Company, Ltd.	6,600	30,647
Delica Foods Holdings Company, Ltd.	1,800	9,393
DeNA Company, Ltd.	22,000	324,807
Densan System Holdings Company, Ltd.	2,200	43,663
Denyo Company, Ltd.	6,300	91,848
Dexerials Corp.	18,700	548,546
Diamond Electric Holdings Company, Ltd. (B)	1,600	18,111
DIC Corp.	12,700	316,850
Digital Arts, Inc.	4,000	329,571
Digital Garage, Inc.	10,200	445,423
Digital Hearts Holdings Company, Ltd.	3,200	69,603
Digital Holdings, Inc. (B)	4,900	59,894
Digital Information Technologies Corp.	1,800	22,038
Dip Corp.	10,100	352,158
DKK Company, Ltd.	4,400	97,613
DKK-Toa Corp.	2,500	18,527
DKS Company, Ltd.	3,000	81,622
DMG Mori Company, Ltd.	37,400	580,678
Doshisha Company, Ltd.	9,500	122,987
Double Standard, Inc.	1,400	45,968
Doutor Nichires Holdings Company, Ltd.	10,293	137,535
Dowa Holdings Company, Ltd.	6,900	254,874
Dream Incubator, Inc. (A)	3,000	21,853
Drecom Company, Ltd. (A)	4,400	20,998
DTS Corp.	14,400	300,042
Duskin Company, Ltd.	14,000	323,193
Dvx, Inc.	1,200	10,632
DyDo Group Holdings, Inc.	3,400	147,162
Dynic Corp.	2,300	13,827
Eagle Industry Company, Ltd.	11,000	98,979
Earth Corp.	4,500	243,448
34	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
EAT&HOLDINGS Company, Ltd.	1,800	$33,052
Ebara Foods Industry, Inc.	2,200	44,885
Ebara Jitsugyo Company, Ltd.	4,400	97,414
Ebase Company, Ltd.	8,000	45,439
Eco’s Company, Ltd.	2,900	44,750
EDION Corp.	30,000	264,538
EF-ON, Inc. (B)	6,680	38,448
eGuarantee, Inc.	9,800	211,679
E-Guardian, Inc.	2,900	88,647
Eidai Company, Ltd.	12,000	28,756
Eiken Chemical Company, Ltd.	10,700	178,363
Eizo Corp.	5,700	197,735
Elan Corp.	10,800	117,808
Elecom Company, Ltd.	12,800	149,706
Electric Power Development Company, Ltd.	36,100	457,399
Elematec Corp.	6,800	60,413
Endo Lighting Corp.	3,000	26,903
Enigmo, Inc.	8,500	73,077
en-japan, Inc.	8,300	258,159
Enomoto Company, Ltd.	900	13,363
Enplas Corp.	2,600	57,636
Enshu, Ltd.	1,800	9,983
Entrust, Inc.	3,300	21,006
eRex Company, Ltd.	8,000	180,374
ES-Con Japan, Ltd.	4,900	32,408
Eslead Corp.	3,700	52,151
ESPEC Corp.	7,400	137,017
Exedy Corp.	10,100	143,109
Ezaki Glico Company, Ltd.	9,500	293,031
F&M Company, Ltd.	2,400	42,250
Faith, Inc.	3,110	17,349
FALCO HOLDINGS Company, Ltd.	3,200	47,773
FAN Communications, Inc.	19,900	70,955
FCC Company, Ltd.	13,400	169,464
FDK Corp. (A)(B)	5,300	45,021
Feed One Company, Ltd.	8,108	51,037
Felissimo Corp.	1,900	22,131
Fenwal Controls of Japan, Ltd.	700	10,588
Ferrotec Holdings Corp.	14,100	465,133
FFRI Security, Inc. (A)	1,200	15,332
FIDEA Holdings Company, Ltd.	6,540	69,033
Financial Products Group Company, Ltd.	6,300	30,519
FINDEX, Inc.	3,900	34,664
First Brothers Company, Ltd.	900	7,317
First Juken Company, Ltd. (B)	3,400	35,477
First-corp, Inc. (B)	2,000	12,179
Fixstars Corp.	4,000	29,253
FJ Next Holdings Company, Ltd.	7,600	65,203
Focus Systems Corp.	2,900	26,122
Forum Engineering, Inc.	1,200	8,740
Forval Corp.	1,600	13,979
Foster Electric Company, Ltd.	9,200	56,840
France Bed Holdings Company, Ltd.	8,800	66,223
FreakOut Holdings, Inc. (A)	1,000	12,779
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	35

	Shares	Value
Japan (continued)
Freebit Company, Ltd.	3,500	$37,592
Freund Corp.	3,000	20,277
Fronteo, Inc. (B)	2,500	78,551
Frontier Management, Inc.	1,000	7,163
F-Tech, Inc.	5,900	25,757
FTGroup Company, Ltd.	3,000	30,148
Fudo Tetra Corp.	6,820	96,844
Fuji Company, Ltd.	7,600	128,888
Fuji Corp. (Aichi)	17,800	388,512
Fuji Corp. (Miyagi)	3,800	39,009
Fuji Corp., Ltd.	11,900	69,781
Fuji Die Company, Ltd.	1,000	5,666
Fuji Kyuko Company, Ltd.	3,800	136,919
Fuji Media Holdings, Inc.	8,500	84,101
Fuji Oil Company, Ltd.	19,200	40,764
Fuji Oil Holdings, Inc.	13,700	269,751
Fuji Pharma Company, Ltd.	6,400	60,994
Fuji Seal International, Inc.	15,200	274,740
Fuji Soft, Inc.	6,600	306,146
Fujibo Holdings, Inc.	3,700	122,466
Fujicco Company, Ltd.	7,900	126,262
Fujikura Composites, Inc.	6,700	46,315
Fujikura Kasei Company, Ltd.	12,600	54,342
Fujikura, Ltd. (A)	86,500	433,660
Fujimi, Inc.	2,600	167,836
Fujimori Kogyo Company, Ltd.	5,300	167,357
Fujisash Company, Ltd.	45,100	29,070
Fujishoji Company, Ltd.	2,400	18,260
Fujita Kanko, Inc. (A)	1,800	35,392
Fujitec Company, Ltd.	11,500	240,934
Fujiya Company, Ltd.	3,900	76,774
FuKoKu Company, Ltd.	3,000	24,302
Fukuda Corp. (B)	2,200	79,704
Fukuda Denshi Company, Ltd.	2,400	174,469
Fukui Computer Holdings, Inc.	3,300	111,026
Fukushima Galilei Company, Ltd.	4,800	176,658
Fukuyama Transporting Company, Ltd.	5,300	175,578
FULLCAST Holdings Company, Ltd.	7,000	163,194
Funai Soken Holdings, Inc.	12,830	289,144
Furukawa Company, Ltd.	12,700	133,484
Furukawa Electric Company, Ltd.	24,400	484,339
Furuno Electric Company, Ltd.	8,600	86,577
Furuya Metal Company, Ltd.	700	65,887
Furyu Corp.	5,600	62,895
Fuso Chemical Company, Ltd.	7,000	290,772
Fuso Pharmaceutical Industries, Ltd.	2,500	52,242
Futaba Corp.	14,757	89,567
Futaba Industrial Company, Ltd.	23,200	78,621
Future Corp.	7,200	256,343
Fuyo General Lease Company, Ltd.	6,400	403,783
G Three Holdings Corp.	3,800	11,846
G-7 Holdings, Inc.	8,400	122,336
Gakken Holdings Company, Ltd.	7,300	62,895
Gakkyusha Company, Ltd.	2,400	30,864
36	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Gecoss Corp.	6,500	$43,984
Geechs, Inc.	700	12,393
Genki Sushi Company, Ltd. (B)	2,100	45,299
Genky DrugStores Company, Ltd.	3,000	135,259
Geo Holdings Corp.	13,300	139,588
Gift, Inc.	800	18,561
Giftee, Inc. (A)(B)	2,000	45,485
Gig Works, Inc.	1,800	8,093
Giken, Ltd.	100	3,644
GL Sciences, Inc.	2,800	67,887
GLOBERIDE, Inc.	5,200	158,311
Glory, Ltd.	13,800	252,103
Glosel Company, Ltd.	4,400	15,191
GMO Financial Gate, Inc. (B)	200	51,068
GMO Financial Holdings, Inc.	15,300	118,552
GMO GlobalSign Holdings KK	1,600	56,145
GNI Group, Ltd. (A)	11,100	144,763
Godo Steel, Ltd.	4,700	54,284
Goldcrest Company, Ltd.	7,870	103,535
Golf Digest Online, Inc.	2,700	23,889
Good Com Asset Company, Ltd.	2,400	25,472
Grace Technology, Inc. (B)	8,600	31,786
Grandy House Corp.	5,700	23,017
Gremz, Inc.	2,600	57,809
GS Yuasa Corp.	19,600	395,981
GSI Creos Corp. (B)	2,200	19,745
G-Tekt Corp.	9,900	116,118
Gun-Ei Chemical Industry Company, Ltd.	1,900	54,974
GungHo Online Entertainment, Inc.	14,300	382,645
Gunosy, Inc. (A)	2,300	11,071
Gunze, Ltd.	6,300	218,667
H.U. Group Holdings, Inc.	18,900	477,071
H2O Retailing Corp.	33,000	229,815
HABA Laboratories, Inc.	700	16,018
Hagihara Industries, Inc.	5,300	61,877
Hagiwara Electric Holdings Company, Ltd.	3,100	54,393
Hakudo Company, Ltd.	3,200	66,183
Hakuto Company, Ltd.	6,200	120,797
Halows Company, Ltd.	3,100	72,400
Hamakyorex Company, Ltd.	6,300	157,908
Hamee Corp.	1,000	9,726
Handsman Company, Ltd.	1,300	17,148
Hanwa Company, Ltd.	12,700	343,008
Happinet Corp.	6,900	86,856
Hard Off Corp. Company, Ltd.	3,900	24,108
Harima Chemicals Group, Inc.	6,000	41,802
Haruyama Holdings, Inc.	400	1,973
Hayashikane Sangyo Company, Ltd.	1,900	8,892
Hazama Ando Corp.	68,500	507,616
Heiwa Corp.	17,300	281,466
Heiwa Real Estate Company, Ltd.	12,400	371,655
Heiwado Company, Ltd.	10,200	166,493
Helios Techno Holding Company, Ltd.	6,400	15,346
Hennge KK (A)(B)	2,400	89,364
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	37

	Shares	Value
Japan (continued)
Hibiya Engineering, Ltd.	7,000	$115,015
HI-LEX Corp.	8,000	114,810
Himaraya Company, Ltd.	1,700	13,673
Hinokiya Group Company, Ltd.	100	1,868
Hioki EE Corp.	3,400	264,745
Hirakawa Hewtech Corp.	3,600	34,944
Hirano Tecseed Company, Ltd.	3,200	76,868
Hirata Corp.	2,900	152,053
Hirogin Holdings, Inc.	84,200	460,859
Hirose Tusyo, Inc.	600	11,239
Hiroshima Gas Company, Ltd.	16,200	50,242
Hisaka Works, Ltd.	10,600	73,556
Hitachi Zosen Corp.	62,580	462,052
Hito Communications Holdings, Inc.	2,000	42,454
Hochiki Corp.	5,500	60,353
Hodogaya Chemical Company, Ltd.	2,300	93,295
Hogy Medical Company, Ltd.	7,800	206,164
Hokkaido Coca-Cola Bottling Company, Ltd.	800	29,490
Hokkaido Electric Power Company, Inc.	68,100	280,499
Hokkaido Gas Company, Ltd.	5,600	72,661
Hokkan Holdings, Ltd.	2,600	32,297
Hokko Chemical Industry Company, Ltd.	7,600	56,563
Hokkoku Financial Holdings, Inc.	8,600	160,048
Hokuetsu Corp.	39,200	268,985
Hokuetsu Industries Company, Ltd.	9,000	75,148
Hokuhoku Financial Group, Inc.	43,600	295,245
Hokuriku Electric Industry Company, Ltd.	3,100	34,543
Hokuriku Electric Power Company	61,000	302,436
Hokuriku Electrical Construction Company, Ltd.	4,700	43,493
Hokuto Corp.	7,900	128,434
Honda Tsushin Kogyo Company, Ltd.	8,400	31,551
H-One Company, Ltd.	7,700	42,104
Honeys Holdings Company, Ltd.	7,760	68,293
Honma Golf, Ltd. (D)	30,500	13,572
Hoosiers Holdings	11,500	63,766
Hosiden Corp.	22,000	227,839
Hosokawa Micron Corp. (B)	5,400	134,814
Hotland Company, Ltd.	1,800	20,644
Hotto Link, Inc. (A)	5,100	43,734
House Do Company, Ltd.	2,600	20,718
Howa Machinery, Ltd.	5,300	36,288
HPC Systems, Inc. (A)	800	20,950
IBJ, Inc.	7,700	69,097
Ichibanya Company, Ltd.	3,400	133,123
Ichigo, Inc.	82,000	204,989
Ichiken Company, Ltd.	2,300	36,715
Ichikoh Industries, Ltd.	14,100	61,496
Ichimasa Kamaboko Company, Ltd.	2,700	20,353
Ichinen Holdings Company, Ltd.	8,900	101,810
Ichiyoshi Securities Company, Ltd.	16,200	88,249
Icom, Inc.	3,700	75,382
ID Holdings Corp.	4,950	36,329
IDEA Consultants, Inc.	700	11,194
IDEC Corp.	11,800	278,567
38	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
IDOM, Inc.	23,600	$143,098
Ihara Science Corp.	2,200	40,734
Iino Kaiun Kaisha, Ltd.	29,300	132,807
IJTT Company, Ltd.	7,760	36,161
Ikegami Tsushinki Company, Ltd.	1,900	11,786
I’ll, Inc.	2,700	36,765
IMAGICA GROUP, Inc.	5,400	37,472
Imasen Electric Industrial	1,900	9,229
i-mobile Company, Ltd.	1,300	14,616
Impact HD, Inc. (A)	800	23,839
Imuraya Group Company, Ltd.	2,700	51,569
Inaba Denki Sangyo Company, Ltd.	17,800	385,601
Inaba Seisakusho Company, Ltd.	4,900	56,622
Inabata & Company, Ltd.	15,500	208,513
Inageya Company, Ltd.	3,200	36,762
Ines Corp.	7,100	86,951
i-Net Corp.	4,600	52,702
Infocom Corp.	6,900	115,492
Infomart Corp.	50,300	451,876
Information Services International-Dentsu, Ltd.	6,200	199,845
INFRONEER Holdings, Inc.	84,716	703,749
Innotech Corp.	5,800	68,983
Insource Company, Ltd.	6,500	140,009
Intage Holdings, Inc.	12,800	197,336
Intelligent Wave, Inc.	2,900	13,349
Inter Action Corp. (B)	3,100	63,330
Internet Initiative Japan, Inc.	9,500	406,019
I-O Data Device, Inc.	3,600	24,580
I-PEX, Inc.	4,400	74,989
IPS, Inc.	700	12,494
IR Japan Holdings, Ltd.	2,500	154,690
Iriso Electronics Company, Ltd.	7,400	298,434
I’rom Group Company, Ltd. (B)	2,800	42,145
ISB Corp.	2,600	23,078
Ise Chemicals Corp.	600	19,078
Iseki & Company, Ltd. (A)	6,700	82,761
Isetan Mitsukoshi Holdings, Ltd.	20,500	140,147
Ishihara Chemical Company, Ltd.	3,600	40,187
Ishihara Sangyo Kaisha, Ltd.	14,200	145,292
Ishii Iron Works Company, Ltd.	900	23,817
Ishizuka Glass Company, Ltd.	1,000	16,819
ITbook Holdings Company, Ltd. (A)	4,000	14,253
ITFOR, Inc.	11,200	77,993
ITmedia, Inc.	3,500	61,686
Itochu Enex Company, Ltd.	20,900	175,041
Itochu-Shokuhin Company, Ltd.	2,400	104,025
Itoham Yonekyu Holdings, Inc.	31,300	176,923
Itoki Corp.	16,100	48,490
IwaiCosmo Holdings, Inc.	7,900	89,805
Iwaki Company, Ltd.	2,600	23,022
Iwasaki Electric Company, Ltd.	3,000	59,328
Iwatsu Electric Company, Ltd.	3,700	27,936
Iwatsuka Confectionery Company, Ltd.	1,500	50,610
Izumi Company, Ltd.	9,100	251,912
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	39

	Shares	Value
Japan (continued)
J Front Retailing Company, Ltd.	56,900	$467,343
J Trust Company, Ltd.	25,600	121,393
JAC Recruitment Company, Ltd.	6,000	104,968
Jaccs Company, Ltd.	9,100	220,255
JAFCO Group Company, Ltd.	10,800	674,808
Jalux, Inc. (A)	2,600	58,434
Jamco Corp. (A)	300	2,175
JANOME Corp.	8,500	46,413
Japan Animal Referral Medical Center Company, Ltd. (A)	600	9,210
Japan Asia Investment Company, Ltd. (A)	5,400	8,895
Japan Asset Marketing Company, Ltd. (A)	44,300	38,339
Japan Aviation Electronics Industry, Ltd.	17,900	286,148
Japan Best Rescue System Company, Ltd. (B)	6,400	53,962
Japan Cash Machine Company, Ltd. (A)	9,300	56,207
Japan Display, Inc. (A)	56,300	18,352
Japan Electronic Materials Corp. (B)	2,600	49,978
Japan Elevator Service Holdings Company, Ltd.	8,200	153,003
Japan Foundation Engineering Company, Ltd.	9,200	44,763
Japan Hospice Holdings, Inc. (A)	600	11,756
Japan Investment Adviser Company, Ltd.	4,600	46,257
Japan Lifeline Company, Ltd.	20,200	188,237
Japan Material Company, Ltd.	20,600	279,662
Japan Medical Dynamic Marketing, Inc.	4,900	83,435
Japan Oil Transportation Company, Ltd.	1,100	25,343
Japan Petroleum Exploration Company, Ltd.	13,500	271,106
Japan Property Management Center Company, Ltd.	4,300	38,697
Japan Pulp & Paper Company, Ltd.	4,500	142,075
Japan Pure Chemical Company, Ltd.	1,000	22,578
Japan Securities Finance Company, Ltd.	33,700	241,288
Japan Transcity Corp.	14,700	71,561
Jastec Company, Ltd. (B)	3,500	31,431
JBCC Holdings, Inc.	5,800	90,077
JCU Corp.	7,100	299,919
JDC Corp.	1,900	8,898
JFE Systems, Inc.	1,500	24,761
JGC Holdings Corp.	64,700	543,694
JIG-SAW, Inc. (A)(B)	900	52,660
Jimoto Holdings, Inc.	7,179	37,034
JINS Holdings, Inc. (B)	4,600	261,403
JK Holdings Company, Ltd.	6,100	55,242
J-Lease Company, Ltd.	300	5,410
JM Holdings Company, Ltd.	4,400	66,839
JMS Company, Ltd.	7,500	38,996
Joban Kosan Company, Ltd. (A)	2,000	24,752
J-Oil Mills, Inc.	8,200	119,290
Joshin Denki Company, Ltd.	6,900	124,473
Joyful Honda Company, Ltd.	11,200	153,898
JP-Holdings, Inc.	14,400	31,082
JSB Company, Ltd.	1,600	38,582
JSP Corp.	4,200	56,068
Juki Corp.	11,500	92,748
Juroku Financial Group, Inc.	12,300	214,144
JVCKenwood Corp.	73,828	107,251
K&O Energy Group, Inc.	6,100	80,858
40	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Kadoya Sesame Mills, Inc.	400	$14,278
Kaga Electronics Company, Ltd.	6,500	167,325
Kagome Company, Ltd.	3,500	85,279
Kaken Pharmaceutical Company, Ltd.	8,600	306,768
Kakiyasu Honten Company, Ltd.	3,400	77,755
Kamakura Shinsho, Ltd.	5,600	38,183
Kameda Seika Company, Ltd.	4,400	167,834
Kamei Corp.	9,300	81,231
Kamigumi Company, Ltd.	2,600	47,929
Kanaden Corp.	7,400	64,284
Kanagawa Chuo Kotsu Company, Ltd. (B)	1,600	45,506
Kanamic Network Company, Ltd.	7,800	33,713
Kanamoto Company, Ltd.	12,200	231,383
Kandenko Company, Ltd.	33,000	234,870
Kaneka Corp.	6,600	214,610
Kaneko Seeds Company, Ltd.	3,900	46,363
Kanematsu Corp.	29,300	316,844
Kanematsu Electronics, Ltd.	4,100	130,157
Kanemi Company, Ltd.	1,000	24,772
Kansai Super Market, Ltd. (B)	4,300	69,836
Kanto Denka Kogyo Company, Ltd.	17,500	154,613
Kasai Kogyo Company, Ltd. (A)	10,900	25,501
Katakura & Co-op Agri Corp.	1,100	11,196
Katakura Industries Company, Ltd.	9,600	185,008
Katitas Company, Ltd.	9,900	364,892
Kato Sangyo Company, Ltd.	8,500	237,009
Kato Works Company, Ltd.	3,800	25,609
Kawada Technologies, Inc.	1,900	61,920
Kawagishi Bridge Works Company, Ltd.	600	15,139
Kawai Musical Instruments Manufacturing Company, Ltd.	2,500	70,458
Kawata Manufacturing Company, Ltd.	1,600	12,057
KeePer Technical Laboratory Company, Ltd.	4,600	103,832
Keihanshin Building Company, Ltd.	11,500	139,776
KEIWA, Inc.	1,100	59,154
Keiyo Company, Ltd.	14,000	99,127
KEL Corp.	1,900	20,992
Kenko Mayonnaise Company, Ltd.	5,300	59,391
KeyHolder, Inc.	1,100	6,062
KFC Holdings Japan, Ltd.	4,900	122,535
KFC, Ltd.	700	11,270
KH Neochem Company, Ltd.	11,000	297,485
Kimoto Company, Ltd.	15,600	28,745
Kimura Chemical Plants Company, Ltd.	5,900	50,912
Kimura Unity Company, Ltd.	600	6,212
King Company, Ltd.	2,300	11,172
Kintetsu Department Store Company, Ltd. (A)	900	19,263
Kintetsu World Express, Inc.	13,300	318,202
Kissei Pharmaceutical Company, Ltd.	10,300	207,534
Ki-Star Real Estate Company, Ltd.	2,800	209,867
Kitagawa Corp.	3,400	41,681
Kitano Construction Corp.	1,500	27,153
Kitanotatsujin Corp. (B)	21,400	67,151
Kito Corp.	7,200	111,010
Kitz Corp.	22,100	136,379
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	41

	Shares	Value
Japan (continued)
KLab, Inc. (A)(B)	9,400	$45,865
Koa Corp.	11,100	148,783
Koatsu Gas Kogyo Company, Ltd.	12,200	79,088
Kobe Electric Railway Company, Ltd. (A)	2,300	65,118
Kobe Steel, Ltd.	93,420	445,641
Kohnan Shoji Company, Ltd.	8,500	248,716
Kohsoku Corp.	3,200	41,505
Koike Sanso Kogyo Company, Ltd.	500	9,580
Kojima Company, Ltd. (B)	13,300	65,112
Kokusai Company, Ltd.	2,400	13,899
Kokusai Pulp & Paper Company, Ltd.	11,900	32,512
Kokuyo Company, Ltd.	25,173	368,061
KOMAIHALTEC, Inc.	1,200	18,192
Komatsu Matere Company, Ltd.	10,700	110,826
Komatsu Wall Industry Company, Ltd.	2,700	43,906
KOMEDA Holdings Company, Ltd.	14,500	248,559
Komehyo Holdings Company, Ltd.	3,100	36,386
Komeri Company, Ltd.	12,100	260,871
Komori Corp.	18,324	101,723
Konaka Company, Ltd.	10,500	28,802
Kondotec, Inc.	7,100	60,063
Konica Minolta, Inc.	140,000	576,481
Konishi Company, Ltd.	11,200	157,637
Konoike Transport Company, Ltd.	10,300	98,779
Konoshima Chemical Company, Ltd.	1,800	45,314
Kosaido Holdings Company, Ltd. (A)	6,200	44,640
Kozo Keikaku Engineering, Inc.	1,500	32,019
Krosaki Harima Corp.	2,100	72,050
KRS Corp. (B)	6,000	46,723
K’s Holdings Corp.	49,100	496,930
KU Holdings Company, Ltd.	3,500	28,793
Kumagai Gumi Company, Ltd.	12,800	295,498
Kumiai Chemical Industry Company, Ltd.	15,690	109,986
Kunimine Industries Company, Ltd.	2,100	18,711
Kurabo Industries, Ltd.	5,000	80,052
Kureha Corp.	5,900	408,355
Kurimoto, Ltd.	3,300	42,796
Kuriyama Holdings Corp.	6,900	67,331
Kusuri no Aoki Holdings Company, Ltd. (B)	4,100	259,942
KVK Corp.	1,500	25,745
KYB Corp.	7,600	194,044
Kyoden Company, Ltd.	10,400	59,332
Kyodo Printing Company, Ltd.	2,200	53,546
Kyoei Steel, Ltd.	8,600	94,423
Kyokuto Boeki Kaisha, Ltd.	2,700	55,410
Kyokuto Kaihatsu Kogyo Company, Ltd.	12,800	157,822
Kyokuto Securities Company, Ltd.	9,900	63,791
Kyokuyo Company, Ltd. (B)	3,800	97,130
KYORIN Holdings, Inc.	15,400	229,264
Kyoritsu Printing Company, Ltd.	9,100	11,277
Kyosan Electric Manufacturing Company, Ltd.	18,000	68,360
Kyowa Electronic Instruments Company, Ltd.	11,400	38,980
Kyowa Leather Cloth Company, Ltd.	5,000	26,658
Kyudenko Corp.	8,600	253,744
42	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Kyushu Financial Group, Inc.	85,700	$286,365
Kyushu Leasing Service Company, Ltd.	5,600	27,999
LAC Company, Ltd.	4,100	25,240
Lacto Japan Company, Ltd. (B)	2,600	53,387
LEC, Inc.	8,500	61,349
Legs Company, Ltd.	1,000	12,825
Life Corp.	3,900	115,323
LIFULL Company, Ltd.	22,900	52,049
LIKE, Inc. (B)	3,100	45,048
Linical Company, Ltd.	4,600	34,457
Link And Motivation, Inc.	8,500	52,916
Lintec Corp.	16,300	358,110
Litalico, Inc.	5,800	213,375
Locondo, Inc.	3,100	30,967
Lonseal Corp.	500	6,602
Look Holdings, Inc.	3,600	40,822
LTS, Inc. (A)	400	9,589
M&A Capital Partners Company, Ltd. (A)	4,300	207,855
Mabuchi Motor Company, Ltd.	12,300	403,864
Macnica Fuji Electronics Holdings, Inc.	18,100	406,431
Macromill, Inc.	12,600	101,921
Maeda Kosen Company, Ltd.	7,000	216,751
Maezawa Industries, Inc.	5,000	25,512
Maezawa Kasei Industries Company, Ltd.	5,500	60,595
Maezawa Kyuso Industries Company, Ltd.	7,200	63,521
Makino Milling Machine Company, Ltd.	8,415	254,023
Management Solutions Company, Ltd. (A)(B)	2,900	82,810
Mandom Corp.	10,600	133,008
Mani, Inc.	20,600	300,935
MarkLines Company, Ltd.	3,700	86,200
Mars Group Holdings Corp.	5,300	74,330
Marubun Corp.	7,700	57,929
Marudai Food Company, Ltd.	7,700	97,336
Marufuji Sheet Piling Company, Ltd.	300	5,316
Maruha Nichiro Corp.	15,181	303,563
Maruichi Steel Tube, Ltd.	11,700	249,464
MARUKA FURUSATO Corp.	7,353	130,036
Marumae Company, Ltd.	3,000	78,770
Marusan Securities Company, Ltd.	25,061	109,969
Maruwa Company, Ltd.	3,100	364,912
Maruwa Unyu Kikan Company, Ltd.	9,500	115,516
Maruyama Manufacturing Company, Inc.	900	11,552
Maruzen CHI Holdings Company, Ltd.	4,800	15,359
Maruzen Company, Ltd.	4,100	75,892
Maruzen Showa Unyu Company, Ltd.	5,300	147,787
Marvelous, Inc.	12,700	80,034
Matching Service Japan Company, Ltd.	3,100	25,494
Matsuda Sangyo Company, Ltd.	5,520	131,061
Matsui Construction Company, Ltd.	8,500	52,708
Matsui Securities Company, Ltd.	31,800	218,482
Matsuoka Corp.	900	9,656
Matsuyafoods Holdings Company, Ltd.	1,800	54,469
Max Company, Ltd.	5,400	85,310
Maxell, Ltd.	18,600	214,422
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	43

	Shares	Value
Japan (continued)
Maxvalu Nishinihon Company, Ltd.	1,400	$23,015
Maxvalu Tokai Company, Ltd.	2,600	59,996
MCJ Company, Ltd.	24,600	214,371
Mebuki Financial Group, Inc.	183,600	361,607
MEC Company, Ltd.	4,900	177,482
Media Do Company, Ltd. (B)	2,600	104,608
Medical Data Vision Company, Ltd. (B)	8,300	96,801
Medical System Network Company, Ltd.	6,600	35,974
Medikit Company, Ltd.	900	22,090
Medius Holdings Company, Ltd.	2,500	19,891
MedPeer, Inc. (A)	4,500	140,995
Megachips Corp.	5,900	246,789
Megmilk Snow Brand Company, Ltd.	18,000	303,698
Meidensha Corp.	12,817	291,382
Meiho Facility Works, Ltd.	1,400	10,367
Meiji Electric Industries Company, Ltd.	2,800	30,275
Meiji Shipping Company, Ltd. (B)	6,300	37,897
Meiko Electronics Company, Ltd.	7,500	253,865
Meisei Industrial Company, Ltd.	14,700	84,283
Meitec Corp.	8,000	469,120
Meito Sangyo Company, Ltd.	3,500	51,011
Meiwa Corp.	10,600	76,713
Melco Holdings, Inc.	1,500	51,467
Members Company, Ltd.	2,700	55,271
Menicon Company, Ltd.	8,600	284,581
Mercuria Holdings Company, Ltd.	1,700	10,891
MetaReal Corp.	1,800	17,752
METAWATER Company, Ltd.	8,000	137,481
Micronics Japan Company, Ltd.	8,700	136,203
Midac Holdings Company, Ltd.	800	34,747
Mie Kotsu Group Holdings, Inc.	19,600	78,655
Mikuni Corp.	8,400	21,272
Milbon Company, Ltd.	8,520	434,043
Mimaki Engineering Company, Ltd. (A)	900	6,968
Mimasu Semiconductor Industry Company, Ltd.	5,800	119,006
Ministop Company, Ltd.	5,200	62,484
Minkabu The Infonoid, Inc. (A)	300	7,880
Miraial Company, Ltd.	3,700	52,857
Mirainovate Company, Ltd. (A)	14,800	30,389
Mirait Holdings Corp.	30,020	518,838
Miroku Jyoho Service Company, Ltd.	6,100	78,607
Mitani Corp.	16,800	257,404
Mitani Sangyo Company, Ltd.	8,100	21,249
Mitani Sekisan Company, Ltd.	3,200	199,503
Mito Securities Company, Ltd.	24,200	57,110
Mitsuba Corp. (A)	14,600	58,879
Mitsubishi Kakoki Kaisha, Ltd.	2,600	51,645
Mitsubishi Logisnext Company, Ltd.	10,700	96,292
Mitsubishi Logistics Corp.	7,300	178,361
Mitsubishi Materials Corp.	10,000	171,292
Mitsubishi Paper Mills, Ltd. (A)	13,838	38,152
Mitsubishi Pencil Company, Ltd.	9,300	99,588
Mitsubishi Research Institute, Inc.	2,500	81,663
Mitsubishi Shokuhin Company, Ltd.	5,900	140,039
44	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Mitsubishi Steel Manufacturing Company, Ltd.	6,800	$57,507
Mitsuboshi Belting, Ltd.	10,100	171,788
Mitsui DM Sugar Holdings Company, Ltd.	7,300	119,674
Mitsui E&S Holdings Company, Ltd. (A)	29,900	99,317
Mitsui Matsushima Holdings Company, Ltd.	6,500	74,059
Mitsui Mining & Smelting Company, Ltd.	20,800	532,120
Mitsui-Soko Holdings Company, Ltd.	8,000	160,487
Mitsuuroko Group Holdings Company, Ltd.	10,800	110,701
Mixi, Inc.	14,800	263,594
Miyaji Engineering Group, Inc.	2,600	66,388
Miyoshi Oil & Fat Company, Ltd.	2,600	29,054
Mizuho Leasing Company, Ltd.	10,600	276,302
Mizuho Medy Company, Ltd.	1,300	27,558
Mizuno Corp.	7,400	138,528
Mobile Factory, Inc. (A)	2,400	20,431
Mochida Pharmaceutical Company, Ltd.	6,300	176,406
Modec, Inc.	8,400	103,192
Molitec Steel Company, Ltd.	6,100	18,919
Monex Group, Inc.	55,900	455,978
MORESCO Corp.	3,000	28,479
Mori-Gumi Company, Ltd.	3,900	10,297
Morinaga & Company, Ltd.	11,100	345,176
Morinaga Milk Industry Company, Ltd.	3,300	157,003
Moriroku Holdings Company, Ltd.	2,700	40,636
Morita Holdings Corp.	11,100	124,426
Morito Company, Ltd.	9,500	53,660
Morningstar Japan KK (B)	10,800	57,444
Morozoff, Ltd.	1,000	46,660
Morpho, Inc. (A)	900	9,533
Mortgage Service Japan, Ltd.	2,400	21,952
Mory Industries, Inc.	2,200	49,897
MRK Holdings, Inc.	7,900	9,071
MrMax Holdings, Ltd.	11,300	52,735
MTG Company, Ltd.	2,400	27,806
MTI, Ltd.	8,800	45,158
Mugen Estate Company, Ltd.	4,300	18,045
m-up Holdings, Inc.	2,200	83,088
Murakami Corp.	2,600	63,095
Musashi Company, Ltd.	900	14,031
Musashi Seimitsu Industry Company, Ltd.	16,800	261,764
Mutoh Holdings Company, Ltd.	600	8,739
NAC Company, Ltd.	3,500	28,698
Nachi-Fujikoshi Corp.	4,600	155,784
Nadex Company, Ltd.	1,200	8,469
Nafco Company, Ltd.	5,000	70,228
Nagaileben Company, Ltd.	4,500	92,907
Nagano Keiki Company, Ltd.	5,500	81,697
Nagase & Company, Ltd.	36,900	545,570
Nagatanien Holdings Company, Ltd.	4,500	76,765
Nagawa Company, Ltd.	2,300	231,443
Naigai Tec Corp.	600	17,156
Naigai Trans Line, Ltd.	2,800	44,940
Nakabayashi Company, Ltd.	8,300	36,549
Nakamoto Packs Company, Ltd.	800	11,242
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	45

	Shares	Value
Japan (continued)
Nakamuraya Company, Ltd.	1,600	$50,984
Nakanishi, Inc.	12,500	248,589
Nakano Corp.	7,900	23,264
Nakano Refrigerators Company, Ltd.	300	16,340
Nakayama Steel Works, Ltd.	10,000	36,213
Nakayamafuku Company, Ltd.	4,400	13,913
Nakayo, Inc.	1,000	11,477
Namura Shipbuilding Company, Ltd. (A)	21,772	38,413
Nankai Electric Railway Company, Ltd.	25,900	463,298
Narasaki Sangyo Company, Ltd.	1,600	29,936
Natori Company, Ltd.	4,000	67,143
NEC Capital Solutions, Ltd.	3,800	63,962
NEC Networks & System Integration Corp.	3,100	49,457
NEOJAPAN, Inc.	800	9,159
Neturen Company, Ltd.	15,300	74,375
New Art Holdings Company, Ltd.	1,800	17,022
New Japan Chemical Company, Ltd.	8,300	17,827
Nextage Company, Ltd. (B)	12,100	243,044
NexTone, Inc. (A)	1,100	44,158
NF Holdings Corp.	2,500	28,729
NHK Spring Company, Ltd.	54,600	406,343
Nicca Chemical Company, Ltd.	2,500	18,006
Nice Corp.	2,300	32,620
Nichia Steel Works, Ltd.	11,800	27,282
Nichias Corp.	21,300	480,543
Nichiban Company, Ltd.	4,700	72,307
Nichicon Corp.	18,173	185,287
Nichiden Corp.	6,200	119,058
Nichiha Corp.	9,300	228,185
Nichi-iko Pharmaceutical Company, Ltd.	19,100	113,223
Nichimo Company, Ltd.	700	12,526
Nichireki Company, Ltd.	9,400	108,005
Nichirin Company, Ltd.	3,890	59,005
Nihon Chouzai Company, Ltd.	4,960	55,465
Nihon Dengi Company, Ltd.	1,400	47,678
Nihon Denkei Company, Ltd.	1,400	22,808
Nihon Flush Company, Ltd. (B)	7,000	65,587
Nihon House Holdings Company, Ltd. (B)	16,800	51,271
Nihon Kagaku Sangyo Company, Ltd.	3,200	38,863
Nihon Kohden Corp.	1,200	35,354
Nihon Nohyaku Company, Ltd.	15,800	64,605
Nihon Parkerizing Company, Ltd.	30,400	282,810
Nihon Plast Company, Ltd.	7,300	31,793
Nihon Tokushu Toryo Company, Ltd.	5,000	34,923
Nihon Trim Company, Ltd.	800	23,666
Nihon Yamamura Glass Company, Ltd.	2,800	18,764
Niitaka Company, Ltd.	800	15,884
Nikkato Corp.	2,200	12,759
Nikkiso Company, Ltd. (B)	19,500	145,494
Nikko Company, Ltd.	11,600	62,324
Nikkon Holdings Company, Ltd.	21,400	373,242
Nippi, Inc.	400	12,794
Nippn Corp.	18,500	255,438
Nippon Air Conditioning Services Company, Ltd.	12,100	83,092
46	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Nippon Aqua Company, Ltd.	2,800	$16,564
Nippon Avionics Company, Ltd. (A)	300	6,648
Nippon Beet Sugar Manufacturing Company, Ltd.	4,800	67,571
Nippon Carbide Industries Company, Inc.	2,500	27,590
Nippon Carbon Company, Ltd.	3,700	134,851
Nippon Ceramic Company, Ltd.	4,600	115,694
Nippon Chemical Industrial Company, Ltd.	2,500	55,390
Nippon Chemi-Con Corp. (A)	6,927	109,340
Nippon Chemiphar Company, Ltd.	1,100	19,842
Nippon Coke & Engineering Company, Ltd.	81,800	87,832
Nippon Commercial Development Company, Ltd. (B)	3,700	55,192
Nippon Concept Corp.	3,300	47,760
Nippon Concrete Industries Company, Ltd.	18,600	41,241
Nippon Denko Company, Ltd.	43,800	111,939
Nippon Densetsu Kogyo Company, Ltd.	12,900	175,705
Nippon Dry-Chemical Company, Ltd.	900	14,038
Nippon Electric Glass Company, Ltd.	26,700	689,449
Nippon Felt Company, Ltd.	5,500	20,921
Nippon Filcon Company, Ltd. (B)	5,600	25,466
Nippon Fine Chemical Company, Ltd.	4,400	77,457
Nippon Gas Company, Ltd.	34,800	433,610
Nippon Hume Corp.	8,600	50,527
Nippon Kanzai Company, Ltd.	2,100	50,640
Nippon Kayaku Company, Ltd.	26,700	261,145
Nippon Kodoshi Corp. (B)	2,000	47,533
Nippon Koei Company, Ltd.	5,300	147,958
Nippon Light Metal Holdings Company, Ltd.	20,420	299,780
Nippon Paper Industries Company, Ltd.	36,500	342,476
Nippon Parking Development Company, Ltd.	73,000	87,485
Nippon Pillar Packing Company, Ltd.	7,900	221,636
Nippon Piston Ring Company, Ltd.	3,400	36,461
Nippon Rietec Company, Ltd.	3,000	36,670
Nippon Seiki Company, Ltd.	18,100	166,157
Nippon Seisen Company, Ltd.	1,600	61,408
Nippon Sharyo, Ltd.	3,000	53,135
Nippon Sheet Glass Company, Ltd. (A)	12,900	56,680
Nippon Shokubai Company, Ltd.	2,100	93,627
Nippon Signal Company, Ltd.	18,400	139,483
Nippon Soda Company, Ltd.	8,600	242,187
Nippon Steel Trading Corp.	5,468	221,440
Nippon Suisan Kaisha, Ltd.	105,600	532,149
Nippon Systemware Company, Ltd.	3,800	71,960
Nippon Thompson Company, Ltd. (B)	23,600	143,011
Nippon Yakin Kogyo Company, Ltd.	5,920	105,602
Nipro Corp.	40,300	381,685
Nireco Corp.	1,900	15,061
Nishikawa Rubber Company, Ltd.	5,200	72,909
Nishimatsu Construction Company, Ltd.	17,900	532,441
Nishimatsuya Chain Company, Ltd.	13,000	171,217
Nishimoto Company, Ltd.	1,500	42,600
Nishi-Nippon Financial Holdings, Inc.	47,500	284,807
Nishi-Nippon Railroad Company, Ltd.	15,400	344,881
Nishio Rent All Company, Ltd.	6,700	148,596
Nissan Shatai Company, Ltd.	22,700	135,203
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	47

	Shares	Value
Japan (continued)
Nissan Tokyo Sales Holdings Company, Ltd.	8,300	$16,473
Nissei ASB Machine Company, Ltd.	2,800	69,603
Nissei Corp.	1,100	14,595
Nissei Plastic Industrial Company, Ltd.	7,100	61,250
Nissha Company, Ltd.	15,200	210,586
Nisshin Group Holdings Company, Ltd.	14,000	57,425
Nisshinbo Holdings, Inc.	50,057	360,166
Nissin Corp.	6,700	89,863
Nissin Electric Company, Ltd.	19,300	240,645
Nissin Sugar Company, Ltd.	4,100	59,006
Nisso Corp.	4,000	28,387
Nissui Pharmaceutical Company, Ltd.	3,800	31,499
Nitta Corp.	8,100	185,356
Nitta Gelatin, Inc.	3,400	18,005
Nittetsu Mining Company, Ltd.	2,000	108,019
Nitto Boseki Company, Ltd.	5,900	138,576
Nitto Fuji Flour Milling Company, Ltd.	800	24,464
Nitto Kogyo Corp.	10,200	133,600
Nitto Kohki Company, Ltd.	3,400	52,121
Nitto Seiko Company, Ltd.	12,400	64,823
Nittoc Construction Company, Ltd.	9,000	50,902
NJS Company, Ltd.	2,800	48,034
Noda Corp.	2,500	17,337
Noevir Holdings Company, Ltd.	5,300	245,209
Nohmi Bosai, Ltd.	6,200	109,232
Nojima Corp.	11,800	231,184
NOK Corp.	22,500	240,410
Nomura Company, Ltd.	3,400	29,976
Nomura Micro Science Company, Ltd. (B)	2,000	84,756
Noritake Company, Ltd.	3,800	154,357
Noritsu Koki Company, Ltd.	6,800	164,296
Noritz Corp.	10,700	153,341
North Pacific Bank, Ltd.	98,400	199,667
Nozawa Corp.	2,600	15,900
NS Tool Company, Ltd.	5,400	68,066
NS United Kaiun Kaisha, Ltd.	3,800	107,698
NSD Company, Ltd.	25,012	465,313
NTN Corp. (A)	151,900	279,030
Obara Group, Inc. (B)	4,200	122,754
Oenon Holdings, Inc.	17,500	54,985
Ohara, Inc.	2,700	32,201
Ohashi Technica, Inc.	4,100	53,127
Ohba Company, Ltd.	2,200	14,744
Ohizumi Manufacturing Company, Ltd.	600	4,030
Ohki Healthcare Holdings Company, Ltd.	1,100	7,192
Ohmoto Gumi Company, Ltd.	700	30,951
Ohsho Food Service Corp.	4,500	229,276
Oiles Corp.	8,672	125,539
Oisix ra daichi, Inc. (A)	6,200	181,621
Okabe Company, Ltd.	14,300	85,009
Okada Aiyon Corp.	2,200	27,453
Okamoto Industries, Inc.	4,100	136,233
Okamoto Machine Tool Works, Ltd.	1,300	58,726
Okamura Corp.	20,100	225,268
48	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Okasan Securities Group, Inc.	58,700	$190,048
Okaya Electric Industries Company, Ltd.	2,700	7,631
Oki Electric Industry Company, Ltd.	29,700	219,152
Okinawa Cellular Telephone Company	4,100	177,719
Okinawa Financial Group, Inc.	8,905	162,109
OKUMA Corp.	8,676	360,754
Okumura Corp.	9,500	262,229
Okura Industrial Company, Ltd.	3,400	61,406
Okuwa Company, Ltd.	8,900	74,851
Olympic Group Corp.	3,100	16,700
Onoken Company, Ltd.	7,100	98,290
Onward Holdings Company, Ltd.	40,200	101,485
Optex Group Company, Ltd.	9,700	126,181
Optim Corp. (A)	4,000	50,387
Optorun Company, Ltd.	7,500	147,960
Organo Corp.	2,500	150,098
Oricon, Inc.	1,200	11,079
Orient Corp.	118,500	129,161
Oriental Shiraishi Corp. (A)	46,600	93,231
Origin Company, Ltd.	2,200	24,445
Oro Company, Ltd.	2,100	62,749
Osaka Organic Chemical Industry, Ltd. (B)	5,600	179,290
Osaka Soda Company, Ltd.	5,800	130,291
Osaka Steel Company, Ltd.	5,800	51,656
OSAKA Titanium Technologies Company, Ltd. (A)	7,500	51,225
Osaki Electric Company, Ltd.	18,300	70,969
OSG Corp.	24,300	350,220
OUG Holdings, Inc.	1,700	37,939
Outsourcing, Inc.	39,900	526,372
Oyo Corp.	7,300	126,396
Ozu Corp. (B)	2,000	33,574
Pacific Industrial Company, Ltd.	16,800	155,089
Pacific Metals Company, Ltd.	6,700	119,140
PAL GROUP Holdings Company, Ltd.	4,100	55,992
PAPYLESS Company, Ltd.	1,300	12,715
Paraca, Inc.	2,500	33,207
Paramount Bed Holdings Company, Ltd.	15,000	255,000
Paris Miki Holdings, Inc.	9,700	20,117
Park24 Company, Ltd. (A)	11,500	163,097
Parker Corp.	4,000	17,814
Pasona Group, Inc.	7,800	242,653
PC Depot Corp.	12,000	33,931
PCA Corp.	3,600	46,510
PCI Holdings, Inc.	1,600	16,048
Pegasus Sewing Machine Manufacturing Company, Ltd.	7,800	29,945
Penta-Ocean Construction Company, Ltd.	76,500	437,269
People Dreams & Technologies Group Company, Ltd.	2,800	44,804
Pickles Corp.	4,200	65,300
Pigeon Corp. (B)	4,000	81,098
Pilot Corp.	5,000	182,884
Piolax, Inc.	12,000	170,229
Pipedo HD, Inc.	700	15,217
Plenus Company, Ltd.	5,300	90,588
Poletowin Pitcrew Holdings, Inc.	10,400	88,349
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	49

	Shares	Value
Japan (continued)
Precision System Science Company, Ltd. (A)	7,400	$32,441
Premium Group Company, Ltd.	3,800	116,854
Premium Water Holdings, Inc. (A)	900	22,138
Press Kogyo Company, Ltd.	35,700	117,177
Pressance Corp.	6,300	95,117
Prestige International, Inc.	34,100	207,250
Prima Meat Packers, Ltd.	9,300	194,055
Pronexus, Inc.	6,000	53,735
Properst Company, Ltd.	9,300	13,427
Property Agent, Inc.	400	6,117
Prored Partners Company, Ltd. (A)	1,700	17,221
Pro-Ship, Inc.	1,900	25,713
Proto Corp.	10,200	114,365
PS Mitsubishi Construction Company, Ltd.	8,400	43,928
Punch Industry Company, Ltd.	6,700	30,071
QB Net Holdings Company, Ltd. (A)	3,200	46,553
Qol Holdings Company, Ltd.	9,400	114,434
Quick Company, Ltd.	5,200	64,288
Raccoon Holdings, Inc. (B)	5,700	76,658
Raito Kogyo Company, Ltd.	16,300	290,482
Raiznext Corp.	13,000	128,238
RareJob, Inc.	700	5,384
Rasa Corp.	2,900	21,933
Rasa Industries, Ltd.	2,800	40,843
Raysum Company, Ltd. (B)	6,600	32,073
Relia, Inc.	13,500	120,149
RenetJapanGroup, Inc. (A)	1,500	8,372
Rengo Company, Ltd.	44,100	296,813
Resol Holdings Company, Ltd.	300	10,695
Resorttrust, Inc.	29,600	482,712
Restar Holdings Corp.	3,600	58,621
Retail Partners Company, Ltd.	7,500	80,226
Rheon Automatic Machinery Company, Ltd.	7,800	89,875
Rhythm Company, Ltd.	2,000	20,954
Riberesute Corp.	2,000	13,504
Ricoh Leasing Company, Ltd.	5,700	181,828
Ride On Express Holdings Company, Ltd.	2,400	36,200
Right On Company, Ltd. (A)	6,300	38,499
Riken Corp.	3,700	79,418
Riken Keiki Company, Ltd.	5,400	255,104
Riken Technos Corp.	16,600	70,123
Riken Vitamin Company, Ltd.	7,800	110,135
Rion Company, Ltd.	3,400	63,983
Riso Kagaku Corp.	100	1,779
Riso Kyoiku Company, Ltd.	42,300	151,224
River Eletec Corp.	1,100	12,481
Rock Field Company, Ltd. (B)	6,500	82,260
Rokko Butter Company, Ltd.	5,800	78,078
Roland Corp.	3,300	125,880
Roland DG Corp.	5,400	122,905
Rorze Corp.	3,100	323,049
RS Technologies Company, Ltd.	200	11,272
Ryobi, Ltd.	8,800	77,903
Ryoden Corp.	6,200	91,397
50	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Ryosan Company, Ltd.	7,729	$143,191
Ryoyo Electro Corp.	500	9,910
S Foods, Inc.	6,600	190,705
S LINE Company, Ltd.	2,000	15,894
S&B Foods, Inc.	2,100	78,111
Sac’s Bar Holdings, Inc.	7,300	33,510
Sagami Rubber Industries Company, Ltd.	2,000	17,468
Saibu Gas Holdings Company, Ltd.	8,000	149,423
Saint-Care Holding Corp.	3,300	21,585
Saison Information Systems Company, Ltd.	1,000	17,246
Sakai Chemical Industry Company, Ltd.	5,200	95,815
Sakai Heavy Industries, Ltd.	1,600	38,836
Sakai Moving Service Company, Ltd.	3,600	132,898
Sakata INX Corp.	17,500	149,774
Sakura Internet, Inc.	4,500	20,994
Sala Corp. (B)	18,800	94,422
SAMTY Company, Ltd. (B)	12,000	241,351
San Holdings, Inc.	4,600	56,072
San ju San Financial Group, Inc.	8,020	95,719
San-A Company, Ltd.	6,400	225,301
San-Ai Oil Company, Ltd.	23,600	245,649
Sanei Architecture Planning Company, Ltd.	4,100	58,450
Sangetsu Corp.	12,700	169,911
Sanix, Inc. (A)	12,300	26,595
Sanken Electric Company, Ltd.	3,387	171,307
Sanki Engineering Company, Ltd.	15,500	187,499
Sanko Gosei, Ltd.	3,100	10,200
Sanko Metal Industrial Company, Ltd.	600	12,168
Sankyo Company, Ltd.	10,600	270,462
Sankyo Frontier Company, Ltd.	1,300	57,632
Sankyo Seiko Company, Ltd.	10,400	50,104
Sankyo Tateyama, Inc.	9,600	57,825
Sanoh Industrial Company, Ltd.	8,800	72,373
Sansei Landic Company, Ltd.	1,100	7,549
Sansei Technologies, Inc.	3,900	24,493
Sansha Electric Manufacturing Company, Ltd.	4,100	37,569
Sanshin Electronics Company, Ltd.	4,200	51,665
Santec Corp.	1,700	25,825
Sanyo Chemical Industries, Ltd.	4,700	210,229
Sanyo Denki Company, Ltd.	3,300	164,332
Sanyo Electric Railway Company, Ltd.	6,700	114,063
Sanyo Engineering & Construction, Inc.	1,900	11,522
Sanyo Shokai, Ltd. (A)	6,600	47,913
Sanyo Special Steel Company, Ltd.	7,929	126,817
Sanyo Trading Company, Ltd.	7,600	64,781
Sapporo Holdings, Ltd.	23,400	448,036
Sata Construction Company, Ltd.	1,800	7,586
Sato Holdings Corp.	10,200	190,718
Sato Shoji Corp.	6,400	60,062
Satori Electric Company, Ltd.	5,800	47,468
Sawada Holdings Company, Ltd.	9,800	102,944
Sawai Group Holdings Company, Ltd.	9,100	336,984
Saxa Holdings, Inc.	1,800	21,431
SB Technology Corp. (B)	3,400	80,496
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	51

	Shares	Value
Japan (continued)
SBI Insurance Group Company, Ltd. (A)	2,300	$22,138
SBS Holdings, Inc.	6,200	189,215
Scala, Inc.	2,100	11,239
Scroll Corp.	12,700	85,884
SEC Carbon, Ltd.	500	24,518
Seed Company, Ltd.	3,300	16,292
Segue Group Company, Ltd.	1,000	6,447
Seika Corp.	3,800	50,380
Seikagaku Corp.	14,500	119,853
Seikitokyu Kogyo Company, Ltd.	11,800	85,505
Seiko Holdings Corp.	10,000	193,293
Seiko PMC Corp.	5,600	34,037
Seino Holdings Company, Ltd.	3,500	35,311
Seiren Company, Ltd.	15,900	318,152
Sekisui Jushi Corp.	10,300	182,716
Sekisui Kasei Company, Ltd.	9,800	41,006
SEMITEC Corp.	300	26,508
Senko Group Holdings Company, Ltd.	39,400	321,117
Senshu Electric Company, Ltd.	3,100	125,564
Senshu Ikeda Holdings, Inc.	88,700	116,458
Senshukai Company, Ltd.	13,900	47,579
Septeni Holdings Company, Ltd.	23,400	95,077
SERAKU Company, Ltd.	2,300	35,258
Seria Company, Ltd.	5,300	161,163
Seven Bank, Ltd.	106,800	214,658
Shibaura Electronics Company, Ltd.	2,700	182,877
Shibaura Machine Company, Ltd.	7,800	231,009
Shibaura Mechatronics Corp.	1,600	115,639
Shibuya Corp.	5,600	140,815
Shidax Corp. (A)	6,600	28,710
Shikibo, Ltd.	2,100	16,564
Shikoku Chemicals Corp.	12,800	154,145
Shikoku Electric Power Company, Inc.	43,300	287,158
Shima Seiki Manufacturing, Ltd.	10,000	167,192
Shimojima Company, Ltd.	3,900	37,085
Shin Maint Holdings Company, Ltd.	1,200	11,937
Shin Nippon Air Technologies Company, Ltd.	2,700	49,877
Shin Nippon Biomedical Laboratories, Ltd.	10,300	146,310
Shinagawa Refractories Company, Ltd.	2,800	85,668
Shindengen Electric Manufacturing Company, Ltd. (A)	3,400	100,614
Shin-Etsu Polymer Company, Ltd.	18,400	153,585
Shin-Keisei Electric Railway Company, Ltd.	2,200	38,281
Shinki Bus Company, Ltd.	1,300	35,978
Shinko Shoji Company, Ltd.	10,500	80,798
Shinmaywa Industries, Ltd.	19,500	144,905
Shinnihon Corp.	9,600	63,024
Shin-Nihon Tatemono Company, Ltd.	3,900	13,837
Shinnihonseiyaku Company, Ltd.	2,700	29,617
Shinoken Group Company, Ltd.	6,400	61,336
Shinsho Corp.	2,100	58,010
Shinwa Company, Ltd. (Gifu)	2,700	17,799
Shinwa Company, Ltd. (Nagoya)	4,000	68,268
Ship Healthcare Holdings, Inc.	14,800	329,830
Shizuki Electric Company, Inc.	5,000	25,106
52	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Shizuoka Gas Company, Ltd.	19,800	$168,785
SHL-Japan, Ltd.	500	10,453
SHO-BOND Holdings Company, Ltd.	4,500	193,899
Shobunsha Holdings, Inc. (A)	4,100	17,250
Shoei Company, Ltd.	7,600	321,386
Shoei Foods Corp. (B)	2,900	96,425
Shofu, Inc.	3,500	62,530
Showa Sangyo Company, Ltd.	6,300	145,422
Showa Shinku Company, Ltd.	900	11,631
Sigma Koki Company, Ltd.	1,800	27,562
SIGMAXYZ Holdings, Inc. (B)	5,300	130,183
Siix Corp.	11,600	135,500
Silver Life Company, Ltd. (A)	1,200	13,624
Sinanen Holdings Company, Ltd.	3,100	93,524
Sinfonia Technology Company, Ltd.	9,000	99,708
Sinko Industries, Ltd.	8,100	130,900
Sintokogio, Ltd.	17,000	101,470
SK Kaken Company, Ltd.	200	65,741
SK-Electronics Company, Ltd.	3,800	34,681
SKY Perfect JSAT Holdings, Inc.	52,200	186,201
Smaregi, Inc. (A)(B)	1,600	41,188
SMK Corp.	1,900	38,211
Snow Peak, Inc. (B)	9,200	312,860
Soda Nikka Company, Ltd.	5,800	34,525
Sodick Company, Ltd.	17,100	115,171
Soft99 Corp.	6,300	69,703
Softcreate Holdings Corp.	2,100	80,768
Software Service, Inc.	900	49,613
Soiken Holdings, Inc.	8,200	25,399
Soken Chemical & Engineering Company, Ltd.	3,400	48,591
Solasto Corp.	16,100	174,761
SoldOut, Inc.	500	4,397
Soliton Systems KK (B)	3,800	39,886
Solxyz Company, Ltd.	2,400	9,785
Sotetsu Holdings, Inc.	11,700	203,611
Sotoh Company, Ltd.	2,400	17,490
Space Company, Ltd.	2,970	23,400
Space Value Holdings Company, Ltd. (A)	12,300	124,198
Sparx Group Company, Ltd.	33,900	93,029
SPK Corp.	1,800	20,649
S-Pool, Inc.	21,400	238,597
Sprix, Ltd.	900	11,829
SRA Holdings	4,000	96,968
SRE Holdings Corp. (A)	900	71,509
ST Corp.	4,300	58,215
St. Marc Holdings Company, Ltd.	6,600	81,872
Star Mica Holdings Company, Ltd.	4,200	45,785
Star Micronics Company, Ltd.	13,700	173,941
Starts Corp., Inc.	11,600	248,382
Starzen Company, Ltd.	5,800	94,156
Stella Chemifa Corp.	3,500	76,922
Step Company, Ltd.	2,900	45,330
Strike Company, Ltd.	2,600	128,918
Studio Alice Company, Ltd.	4,200	74,877
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	53

	Shares	Value
Japan (continued)
Subaru Enterprise Company, Ltd.	500	$35,183
Sugimoto & Company, Ltd.	4,000	73,645
Sumida Corp.	10,600	104,309
Suminoe Textile Company, Ltd.	2,199	29,800
Sumiseki Holdings, Inc.	21,100	23,480
Sumitomo Bakelite Company, Ltd.	12,900	600,777
Sumitomo Densetsu Company, Ltd.	5,400	91,591
Sumitomo Mitsui Construction Company, Ltd.	57,660	209,747
Sumitomo Osaka Cement Company, Ltd.	12,100	366,443
Sumitomo Precision Products Company, Ltd. (A)	1,500	27,544
Sumitomo Riko Company, Ltd.	15,300	77,278
Sumitomo Seika Chemicals Company, Ltd.	3,600	95,711
Sun Frontier Fudousan Company, Ltd.	14,200	119,731
Suncall Corp.	7,800	30,737
Sun-Wa Technos Corp.	5,400	79,471
SuRaLa Net Company, Ltd. (A)	1,400	22,225
Suruga Bank, Ltd.	47,900	198,687
Suzuden Corp.	1,700	24,329
Suzuki Company, Ltd.	5,600	44,909
SWCC Showa Holdings Company, Ltd.	8,300	136,894
System Information Company, Ltd.	2,200	16,987
System Research Company, Ltd.	1,400	22,575
Systems Engineering Consultants Company, Ltd.	600	11,955
Systena Corp.	74,400	307,722
Syuppin Company, Ltd. (B)	5,600	47,852
T Hasegawa Company, Ltd.	12,700	314,768
T RAD Company, Ltd.	2,700	67,744
T&K Toka Company, Ltd.	11,400	74,961
Tachibana Eletech Company, Ltd.	6,500	86,984
Tachikawa Corp.	4,800	46,141
Tachi-S Company, Ltd.	12,400	124,858
Tadano, Ltd.	36,400	321,229
Taihei Dengyo Kaisha, Ltd.	5,300	126,126
Taiheiyo Kouhatsu, Inc.	1,200	6,255
Taiho Kogyo Company, Ltd.	8,000	51,168
Taikisha, Ltd.	7,700	196,810
Taiko Pharmaceutical Company, Ltd. (B)	7,600	54,206
Taisei Lamick Company, Ltd.	2,500	60,331
Taisei Oncho Company, Ltd.	500	8,425
Taiyo Holdings Company, Ltd.	12,000	340,289
Takachiho Koheki Company, Ltd.	1,300	14,276
Takamatsu Construction Group Company, Ltd.	5,900	97,344
Takamatsu Machinery Company, Ltd.	1,100	6,875
Takamiya Company, Ltd.	9,700	36,786
Takano Company, Ltd.	2,400	13,572
Takaoka Toko Company, Ltd.	3,970	45,450
Takara & Company, Ltd. (B)	3,400	51,875
Takara Holdings, Inc.	15,300	163,920
Takara Leben Company, Ltd.	37,000	86,792
Takara Standard Company, Ltd.	11,600	139,385
Takasago International Corp.	5,000	120,927
Takasago Thermal Engineering Company, Ltd.	13,500	226,744
Takashima & Company, Ltd.	1,400	26,541
Takashimaya Company, Ltd.	47,400	416,189
54	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Takasho Company, Ltd.	3,000	$18,888
Take And Give Needs Company, Ltd. (A)	2,880	22,747
TAKEBISHI Corp.	2,500	30,557
Takemoto Yohki Company, Ltd.	3,200	21,825
Takeuchi Manufacturing Company, Ltd.	12,700	301,260
Takihyo Company, Ltd.	1,900	28,301
Takisawa Machine Tool Company, Ltd.	2,600	25,583
Takuma Company, Ltd.	17,700	212,979
Tama Home Company, Ltd. (B)	5,200	104,910
Tamagawa Holdings Company, Ltd.	900	8,315
Tamron Company, Ltd.	6,900	152,786
Tamura Corp. (B)	28,100	169,751
Tanabe Consulting Company, Ltd.	1,800	11,451
Tanabe Engineering Corp.	1,900	14,754
Tanseisha Company, Ltd.	13,500	96,084
Taoka Chemical Company, Ltd. (B)	2,500	33,134
Tatsuta Electric Wire & Cable Company, Ltd.	15,400	62,444
Tayca Corp.	6,700	68,397
Tazmo Company, Ltd.	3,200	46,736
TBK Company, Ltd.	9,100	31,564
TBS Holdings, Inc.	1,700	25,577
TDC Soft, Inc.	6,600	69,296
Tear Corp.	4,900	18,772
TechMatrix Corp.	12,300	210,516
TECHNO ASSOCIE Company, Ltd.	2,700	26,357
Techno Horizon Company, Ltd. (B)	4,100	28,934
Techno Medica Company, Ltd.	2,400	33,873
Techno Ryowa, Ltd.	3,800	29,821
Techno Smart Corp.	3,200	36,566
Tecnos Japan, Inc.	3,900	17,799
Teijin, Ltd.	3,800	43,403
Teikoku Electric Manufacturing Company, Ltd.	7,200	88,323
Teikoku Sen-I Company, Ltd.	6,300	109,455
Teikoku Tsushin Kogyo Company, Ltd.	2,800	30,186
Tekken Corp.	5,800	87,751
Temairazu, Inc.	800	36,267
Tenma Corp.	6,500	137,671
Tenox Corp.	2,100	14,802
Tera Probe, Inc. (A)	1,200	21,155
Teraoka Seisakusho Company, Ltd.	2,900	9,210
Terilogy Company, Ltd.	4,200	13,593
T-Gaia Corp.	7,400	105,207
The 77 Bank, Ltd.	21,100	214,404
The Aichi Bank, Ltd.	3,600	111,133
The Akita Bank, Ltd.	6,900	86,978
The Aomori Bank, Ltd.	8,000	112,254
The Awa Bank, Ltd.	12,900	231,181
The Bank of Iwate, Ltd.	6,500	92,107
The Bank of Kochi, Ltd.	2,600	16,488
The Bank of Nagoya, Ltd.	5,200	100,359
The Bank of Saga, Ltd.	5,600	69,416
The Bank of Toyama, Ltd.	1,200	17,940
The Chiba Kogyo Bank, Ltd.	26,000	56,003
The Chugoku Bank, Ltd.	51,300	377,076
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	55

	Shares	Value
Japan (continued)
The Chukyo Bank, Ltd.	4,800	$50,155
The Daito Bank, Ltd.	2,800	16,194
The Ehime Bank, Ltd.	14,150	89,787
The First Bank of Toyama, Ltd.	22,700	53,221
The Fukui Bank, Ltd.	8,318	97,634
The Furukawa Battery Company, Ltd.	5,900	75,947
The Gunma Bank, Ltd.	126,500	368,553
The Hachijuni Bank, Ltd.	98,700	309,102
The Hyakugo Bank, Ltd.	87,400	244,603
The Hyakujushi Bank, Ltd.	9,200	109,460
The Iyo Bank, Ltd.	70,300	323,913
The Japan Steel Works, Ltd.	19,600	588,066
The Japan Wool Textile Company, Ltd.	19,500	144,325
The Keiyo Bank, Ltd.	43,500	161,450
The Kita-Nippon Bank, Ltd.	3,500	43,649
The Kiyo Bank, Ltd.	22,939	274,431
The Michinoku Bank, Ltd. (B)	7,600	49,013
The Miyazaki Bank, Ltd.	5,300	91,141
The Monogatari Corp.	3,000	191,282
The Musashino Bank, Ltd.	11,800	161,588
The Nagano Bank, Ltd.	3,900	37,800
The Nanto Bank, Ltd.	11,800	185,913
The Nippon Road Company, Ltd.	2,800	192,528
The Nisshin Oillio Group, Ltd.	9,500	232,966
The Ogaki Kyoritsu Bank, Ltd.	13,700	213,628
The Oita Bank, Ltd.	6,200	91,727
The Okinawa Electric Power Company, Inc.	16,664	203,866
The Pack Corp.	5,400	127,443
The San-In Godo Bank, Ltd.	56,000	277,656
The Shibusawa Warehouse Company, Ltd.	3,500	64,644
The Shiga Bank, Ltd.	14,900	229,233
The Shikoku Bank, Ltd.	14,900	92,335
The Shimizu Bank, Ltd.	3,900	52,109
The Sumitomo Warehouse Company, Ltd.	20,776	332,198
The Taiko Bank, Ltd.	3,400	37,956
The Tochigi Bank, Ltd.	38,700	59,286
The Toho Bank, Ltd.	80,000	136,850
The Tohoku Bank, Ltd.	3,800	32,306
The Torigoe Company, Ltd.	5,900	36,943
The Tottori Bank, Ltd.	3,400	33,089
The Towa Bank, Ltd.	14,100	59,711
The Yamagata Bank, Ltd.	11,500	82,165
The Yamanashi Chuo Bank, Ltd.	12,851	89,250
The Zenitaka Corp.	600	19,960
Tigers Polymer Corp.	6,500	24,477
TKC Corp.	7,600	220,476
Toa Corp. (Hyogo)	10,500	67,086
Toa Corp. (Tokyo)	6,600	138,135
Toa Oil Company, Ltd.	3,500	88,188
TOA ROAD Corp.	1,500	61,352
Toabo Corp.	3,800	14,319
Toagosei Company, Ltd.	36,400	375,671
Toba, Inc.	800	18,032
Tobila Systems, Inc.	900	7,317
56	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Tobishima Corp.	8,220	$70,762
TOC Company, Ltd.	16,400	80,299
Tocalo Company, Ltd.	20,100	262,108
Toda Corp.	23,600	138,256
Toda Kogyo Corp. (A)	200	6,033
Toell Company, Ltd.	3,900	26,640
Toenec Corp.	3,200	87,769
Togami Electric Manufacturing Company, Ltd.	600	9,155
Toho Acetylene Company, Ltd. (B)	900	9,435
Toho Company, Ltd. (A)	3,700	44,932
Toho Holdings Company, Ltd.	18,300	272,589
Toho Titanium Company, Ltd.	13,200	109,206
Toho Zinc Company, Ltd.	5,500	102,353
Tohoku Steel Company, Ltd.	500	7,557
Tohokushinsha Film Corp.	6,700	40,084
Tokai Corp.	7,600	130,630
TOKAI Holdings Corp.	33,300	242,911
Tokai Lease Company, Ltd.	300	4,225
Tokai Rika Company, Ltd.	20,200	263,900
Tokai Tokyo Financial Holdings, Inc.	71,700	233,956
Token Corp.	2,750	216,210
Tokushu Tokai Paper Company, Ltd.	3,600	127,937
Tokuyama Corp.	22,300	348,891
Tokyo Base Company, Ltd. (A)	7,500	44,092
Tokyo Electron Device, Ltd.	2,600	153,605
Tokyo Energy & Systems, Inc.	8,900	80,908
Tokyo Keiki, Inc.	4,200	35,844
Tokyo Kiraboshi Financial Group, Inc.	11,358	139,025
Tokyo Rakutenchi Company, Ltd.	1,200	42,156
Tokyo Rope Manufacturing Company, Ltd. (A)	1,700	11,344
Tokyo Sangyo Company, Ltd.	6,600	42,948
Tokyo Seimitsu Company, Ltd.	13,600	570,745
Tokyo Steel Manufacturing Company, Ltd.	33,000	347,176
Tokyo Tekko Company, Ltd.	3,500	38,240
Tokyo Theatres Company, Inc. (A)	2,400	25,617
Tokyotokeiba Company, Ltd.	5,000	175,248
Tokyu Construction Company, Ltd.	33,100	187,643
Tokyu Recreation Company, Ltd.	800	35,549
Toli Corp.	17,800	34,350
Tomato Bank, Ltd.	3,200	28,356
Tomen Devices Corp.	900	53,256
Tomoe Corp.	7,600	28,835
Tomoe Engineering Company, Ltd.	3,100	62,582
Tomoegawa Company, Ltd. (A)	400	2,989
Tomoku Company, Ltd.	4,200	65,102
TOMONY Holdings, Inc.	54,300	138,967
Tomy Company, Ltd.	32,000	281,060
Tonami Holdings Company, Ltd.	2,200	68,094
Topcon Corp.	37,400	586,824
Toppan Forms Company, Ltd.	18,000	245,276
Topre Corp.	13,100	125,603
Topy Industries, Ltd.	5,700	52,713
Torex Semiconductor, Ltd.	500	16,497
Toridoll Holdings Corp.	13,900	296,411
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	57

	Shares	Value
Japan (continued)
Torii Pharmaceutical Company, Ltd.	4,700	$115,066
Torishima Pump Manufacturing Company, Ltd.	8,000	60,828
Tosei Corp.	13,400	113,649
Toshiba TEC Corp.	6,200	238,102
Totech Corp.	2,000	40,962
Totetsu Kogyo Company, Ltd.	8,800	176,388
Totoku Electric Company, Ltd.	500	11,691
Toukei Computer Company, Ltd.	600	27,266
Tow Company, Ltd.	17,600	48,303
Towa Corp.	6,800	189,846
Towa Pharmaceutical Company, Ltd.	10,200	236,035
Toyo Construction Company, Ltd.	31,300	143,957
Toyo Corp.	8,200	77,676
Toyo Denki Seizo KK	3,100	28,739
Toyo Engineering Corp. (A)	11,300	70,383
Toyo Gosei Company, Ltd.	1,800	271,901
Toyo Ink SC Holdings Company, Ltd.	13,100	216,191
Toyo Kanetsu KK	3,100	67,942
Toyo Logistics Company, Ltd.	6,100	16,368
Toyo Machinery & Metal Company, Ltd.	6,200	27,163
Toyo Securities Company, Ltd.	30,000	37,592
Toyo Seikan Group Holdings, Ltd.	5,400	65,683
Toyo Tanso Company, Ltd.	5,400	147,328
Toyo Tire Corp.	14,600	221,468
Toyo Wharf & Warehouse Company, Ltd.	1,900	23,564
Toyobo Company, Ltd.	30,306	318,021
TPR Company, Ltd.	10,600	127,543
Traders Holdings Company, Ltd.	6,220	16,133
Trancom Company, Ltd.	2,500	177,215
Trans Genic, Inc.	4,600	19,017
Transaction Company, Ltd.	3,700	31,543
Transcosmos, Inc.	2,000	55,420
TRE Holdings Corp.	13,576	213,185
Tri Chemical Laboratories, Inc.	7,200	220,715
Trinity Industrial Corp.	2,000	14,520
Trusco Nakayama Corp.	10,700	247,825
TS Tech Company, Ltd.	21,800	255,540
TSI Holdings Company, Ltd. (A)	24,305	73,635
Tsubaki Nakashima Company, Ltd.	14,200	170,374
Tsubakimoto Chain Company	9,500	239,112
Tsubakimoto Kogyo Company, Ltd.	1,400	47,871
Tsudakoma Corp. (A)	700	4,046
Tsugami Corp.	14,800	182,742
Tsukishima Kikai Company, Ltd.	9,900	92,981
Tsukuba Bank, Ltd.	31,600	43,709
Tsumura & Company	12,200	347,472
Tsurumi Manufacturing Company, Ltd.	6,300	84,959
Tsutsumi Jewelry Company, Ltd.	2,500	45,691
Tsuzuki Denki Company, Ltd.	2,100	31,821
TV Asahi Holdings Corp.	9,200	120,771
Tv Tokyo Holdings Corp.	3,100	55,465
TYK Corp.	6,400	16,551
UACJ Corp. (A)	11,871	239,363
Ube Industries, Ltd.	30,600	509,565
58	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Ubicom Holdings, Inc.	2,100	$52,618
Uchida Yoko Company, Ltd.	2,800	114,278
Ueki Corp.	1,200	14,428
ULS Group, Inc.	600	29,450
Ulvac, Inc.	8,600	490,741
Uniden Holdings Corp.	2,000	59,012
Union Tool Company	3,100	102,131
Unipres Corp.	12,500	78,178
UNIRITA, Inc.	700	11,294
United Super Markets Holdings, Inc.	20,800	183,834
UNITED, Inc.	3,400	58,173
Unitika, Ltd. (A)	23,900	60,699
Universal Entertainment Corp. (A)	8,900	180,735
UPR Corp.	500	11,637
Urbanet Corp. Company, Ltd.	3,800	10,098
Usen-Next Holdings Company, Ltd.	2,900	82,686
User Local, Inc.	600	8,576
Ushio, Inc.	35,100	650,241
UT Group Company, Ltd.	8,700	308,291
Utoc Corp.	6,900	31,388
UUUM Company, Ltd. (A)	1,200	8,770
Uzabase, Inc. (A)	4,100	57,724
V Technology Company, Ltd.	2,900	87,553
Valor Holdings Company, Ltd.	13,600	253,590
Valqua, Ltd.	7,100	152,505
Value HR Company, Ltd.	1,600	35,391
ValueCommerce Company, Ltd.	4,800	191,007
V-Cube, Inc.	2,400	23,915
Vector, Inc. (A)	9,700	106,270
Vega Corp Company, Ltd.	800	6,862
Vertex Corp.	1,440	38,022
Village Vanguard Company, Ltd. (A)	1,400	12,264
VINX Corp.	1,300	9,436
Vital KSK Holdings, Inc.	16,600	111,841
VT Holdings Company, Ltd.	29,100	107,702
Wacoal Holdings Corp.	14,900	264,298
Wacom Company, Ltd.	48,200	371,133
Waida Manufacturing Company, Ltd.	1,100	9,923
Wakachiku Construction Company, Ltd.	5,000	83,466
Wakamoto Pharmaceutical Company, Ltd. (A)	4,500	11,390
Wakita & Company, Ltd.	13,300	120,093
Warabeya Nichiyo Holdings Company, Ltd.	4,700	76,213
Waseda Academy Company, Ltd.	3,800	32,637
Watahan & Company, Ltd.	5,600	60,028
Watts Company, Ltd.	4,400	28,751
WDB Holdings Company, Ltd.	3,600	98,963
Weathernews, Inc.	1,900	160,644
Welbe, Inc.	4,800	58,702
Wellnet Corp.	2,500	9,873
West Holdings Corp.	6,409	366,699
Will Group, Inc.	5,700	68,151
WILLs, Inc.	1,200	9,885
WIN-Partners Company, Ltd.	4,900	40,622
Wood One Company, Ltd.	3,600	30,170
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	59

	Shares	Value
Japan (continued)
World Company, Ltd.	8,900	$92,883
World Holdings Company, Ltd.	3,900	86,817
Wow World, Inc.	1,000	12,282
Wowow, Inc.	2,400	43,077
Writeup Company, Ltd. (A)	500	15,451
Xebio Holdings Company, Ltd.	7,100	55,015
YAC Holdings Company, Ltd.	2,200	17,863
Yachiyo Industry Company, Ltd. (A)	2,500	14,324
Yagi & Company, Ltd.	800	9,828
Yahagi Construction Company, Ltd.	9,700	59,079
Yaizu Suisankagaku Industry Company, Ltd.	2,900	23,919
YAKUODO Holdings Company, Ltd.	4,800	90,555
YAMABIKO Corp.	13,400	147,244
YAMADA Consulting Group Company, Ltd.	3,700	36,214
Yamaguchi Financial Group, Inc.	72,000	393,177
Yamaichi Electronics Company, Ltd.	8,400	169,724
YA-MAN, Ltd.	10,300	91,039
Yamashina Corp.	24,800	16,201
Yamatane Corp.	3,800	50,785
Yamato Corp.	7,700	50,210
Yamato International, Inc.	5,700	15,222
Yamato Kogyo Company, Ltd.	14,500	442,783
Yamaura Corp.	1,600	13,043
Yamaya Corp. (B)	1,800	37,006
Yamazawa Company, Ltd.	1,800	26,749
Yamazen Corp.	21,500	183,968
Yaoko Company, Ltd.	4,300	253,765
Yashima Denki Company, Ltd.	4,800	38,106
Yasuda Logistics Corp.	7,200	59,064
Yasunaga Corp.	2,700	22,897
YE Digital Corp.	1,900	8,603
Yellow Hat, Ltd.	12,000	164,005
Yodogawa Steel Works, Ltd.	8,765	175,729
Yokogawa Bridge Holdings Corp.	12,100	225,774
Yokohama Reito Company, Ltd.	19,600	138,743
Yokowo Company, Ltd.	6,100	143,945
Yomeishu Seizo Company, Ltd.	2,800	43,792
Yondenko Corp.	3,200	45,885
Yondoshi Holdings, Inc.	6,459	90,902
Yonkyu Company, Ltd.	1,200	21,661
Yorozu Corp.	7,800	72,389
Yoshimura Food Holdings KK (A)	4,200	23,197
Yoshinoya Holdings Company, Ltd.	1,600	31,396
Yotai Refractories Company, Ltd.	6,700	71,564
Yuasa Funashoku Company, Ltd.	1,100	29,166
Yuasa Trading Company, Ltd.	7,000	172,361
Yuken Kogyo Company, Ltd.	1,200	18,146
Yurtec Corp.	16,900	89,376
Yushin Precision Equipment Company, Ltd.	3,000	19,235
Yushiro Chemical Industry Company, Ltd.	3,700	33,815
Yutaka Giken Company, Ltd.	1,600	24,290
Zaoh Company, Ltd.	1,800	29,466
Zenrin Company, Ltd.	12,800	105,373
ZERIA Pharmaceutical Company, Ltd.	5,800	98,098
60	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Japan (continued)
Zuiko Corp.	4,400	$33,045
Jersey, Channel Islands 0.2%		1,428,139
Atrium European Real Estate, Ltd.	61,974	246,698
Breedon Group PLC	25,086	32,210
Centamin PLC	434,687	562,048
JTC PLC (D)	25,665	292,800
Sanne Group PLC	24,287	294,383
Liechtenstein 0.1%		456,122
Liechtensteinische Landesbank AG	5,332	299,089
VP Bank AG, Class A	1,489	157,033
Luxembourg 0.6%		4,652,602
APERAM SA	16,505	793,036
B&S Group Sarl (D)	4,110	32,486
Befesa SA (A)(D)	10,167	672,776
Corestate Capital Holding SA (A)(B)	6,240	54,185
d’Amico International Shipping SA (A)	70,483	7,295
Global Fashion Group SA (A)	1,654	12,696
Grand City Properties SA	37,936	899,180
IVS Group SA (A)	5,204	32,254
L’Occitane International SA	96,500	377,691
SES SA	84,600	658,758
Shurgard Self Storage SA	6,339	393,005
Stabilus SA	9,102	603,927
Sword Group	2,454	115,313
Macau 0.0%		82,426
MECOM Power and Construction, Ltd. (B)	184,000	82,426
Malaysia 0.0%		154,127
Frencken Group, Ltd.	94,900	145,538
Pentamaster International, Ltd.	62,000	8,589
Malta 0.0%		21,434
Catena Media PLC (A)	2,080	11,815
Gaming Innovation Group, Inc. (A)	5,338	9,619
Monaco 0.0%		87,593
Societe des Bains de Mer et du Cercle des Etrangers a Monaco (A)	1,142	87,593
Netherlands 2.8%		22,697,124
Aalberts NV	34,852	2,143,222
Accell Group NV (A)	7,022	308,322
Alfen Beheer BV (A)(D)	4,021	392,017
AMG Advanced Metallurgical Group NV (B)	6,831	190,349
Amsterdam Commodities NV (A)	3,333	90,040
Arcadis NV	36,480	1,622,146
ASR Nederland NV	48,243	2,060,224
Basic-Fit NV (A)(D)	12,628	548,075
BE Semiconductor Industries NV	24,555	2,334,921
Beter Bed Holding NV (A)(B)	4,223	23,568
Boskalis Westminster	27,669	749,556
Brack Capital Properties NV (A)	924	102,172
Brunel International NV	9,698	115,153
Corbion NV	20,035	925,580
Flow Traders (D)	12,423	434,826
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	61

	Shares	Value
Netherlands (continued)
ForFarmers NV	13,376	$52,528
Fugro NV (A)	25,819	189,897
GrandVision NV (D)	7,742	249,535
Heijmans NV	9,522	143,289
Hunter Douglas NV (A)	1,716	188,712
IMCD NV	12,200	2,709,856
Intertrust NV (A)(D)	28,072	647,785
Kendrion NV	5,119	115,384
Koninklijke BAM Groep NV (A)	68,896	205,744
Koninklijke Vopak NV	9,802	373,351
Lucas Bols NV (A)(D)	3,531	44,038
Nedap NV	1,772	115,760
OCI NV (A)	27,089	741,754
Ordina NV	37,525	146,227
PostNL NV	161,329	689,074
PPHE Hotel Group, Ltd. (A)	2,365	43,594
SBM Offshore NV	52,324	737,905
SIF Holding NV	1,808	25,073
Signify NV (D)	40,756	1,860,616
Sligro Food Group NV (A)	9,045	197,437
TKH Group NV	14,187	793,306
TomTom NV (A)	23,460	201,592
Van Lanschot Kempen NV (B)	7,794	184,496
New Zealand 0.6%		4,678,428
Air New Zealand, Ltd. (A)	159,355	164,234
Arvida Group, Ltd.	143,977	189,681
Briscoe Group, Ltd.	11,818	53,454
Chorus, Ltd.	116,170	530,258
Comvita, Ltd.	3,159	7,500
Delegat Group, Ltd.	6,801	63,539
Eroad, Ltd. (A)(B)	5,969	20,285
Freightways, Ltd.	47,014	403,523
Gentrack Group, Ltd. (A)	9,421	12,131
Hallenstein Glasson Holdings, Ltd.	15,335	76,317
Heartland Group Holdings, Ltd.	180,311	271,553
Infratil, Ltd.	6,259	33,565
Investore Property, Ltd.	79,415	99,923
Kathmandu Holdings, Ltd.	152,310	152,383
NEW Zealand King Salmon Investments, Ltd. (A)	10,031	9,568
NZME, Ltd.	72,696	71,866
NZX, Ltd.	71,610	85,313
Oceania Healthcare, Ltd.	126,890	113,238
Pacific Edge, Ltd. (A)(B)	113,948	95,302
PGG Wrightson, Ltd.	1,878	5,603
Pushpay Holdings, Ltd. (A)	136,920	126,026
Restaurant Brands New Zealand, Ltd. (A)	9,960	98,820
Sanford, Ltd. (A)	22,753	77,238
Scales Corp., Ltd.	29,692	107,747
Serko, Ltd. (A)	10,833	47,230
Skellerup Holdings, Ltd.	44,514	184,727
SKY Network Television, Ltd. (A)	44,034	51,052
SKYCITY Entertainment Group, Ltd.	196,248	401,222
Steel & Tube Holdings, Ltd.	21,933	21,078
62	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
New Zealand (continued)
Summerset Group Holdings, Ltd.	39,355	$340,173
Synlait Milk, Ltd. (A)	21,479	46,752
The New Zealand Refining Company, Ltd. (A)	43,399	25,801
The Warehouse Group, Ltd.	25,288	67,676
Tourism Holdings, Ltd. (A)	30,975	59,243
TOWER, Ltd.	151,324	70,146
Trustpower, Ltd.	10,579	52,669
Turners Automotive Group, Ltd.	13,978	42,350
Vista Group International, Ltd. (A)	57,676	88,630
Z Energy, Ltd.	130,629	310,612
Norway 0.7%		6,038,299
ABG Sundal Collier Holding ASA	136,334	138,999
Akastor ASA (A)	61,659	37,960
Aker Solutions ASA (A)	50,761	133,775
American Shipping Company ASA (A)	18,608	66,781
ArcticZymes Technologies ASA (A)	6,011	61,996
Atea ASA (A)	21,244	384,070
Axactor SE (A)	67,242	52,562
B2Holding ASA	70,553	77,609
Bonheur ASA	7,394	234,096
Borregaard ASA	12,530	297,726
Bouvet ASA	4,935	40,961
BW Offshore, Ltd.	31,002	87,581
Crayon Group Holding ASA (A)(D)	4,662	96,096
DNO ASA (A)	89,490	103,604
Europris ASA (D)	50,683	349,949
Fjordkraft Holding ASA (D)	16,180	77,040
FLEX LNG, Ltd.	13,406	315,562
Frontline, Ltd. (A)	25,466	171,113
Golden Ocean Group, Ltd.	25,211	234,271
Grieg Seafood ASA (A)	13,601	119,951
Hexagon Composites ASA (A)	32,197	129,596
Hunter Group ASA (A)	35,289	11,575
IDEX Biometrics ASA (A)	160,219	60,430
Itera ASA	21,736	37,958
Kid ASA (D)	6,004	73,637
Kitron ASA	31,896	67,579
Komplett Bank ASA	16,702	12,905
Medistim ASA	1,868	70,790
MPC Container Ships AS (A)	58,147	136,658
Multiconsult ASA (D)	2,538	42,909
Nordic Nanovector ASA (A)	14,098	38,973
Norske Skog ASA (A)(D)	6,564	30,078
Norway Royal Salmon ASA	3,814	68,691
Norwegian Energy Company ASA (A)	2,432	39,425
NRC Group ASA (A)	5,750	13,812
Ocean Yield ASA	4,185	18,974
Odfjell Drilling, Ltd. (A)	35,662	68,818
Odfjell SE, A Shares (A)	7,780	27,520
Olav Thon Eiendomsselskap ASA	2,256	48,104
Otello Corp. ASA (A)	31,253	90,130
Pareto Bank ASA	3,777	24,997
PCI Biotech Holding ASA (A)	4,382	6,525
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	63

	Shares	Value
Norway (continued)
PGS ASA (A)	150,095	$54,797
PhotoCure ASA (A)	2,622	28,367
Protector Forsikring ASA	28,159	318,161
Q-Free ASA (A)	16,307	14,517
SATS ASA (A)	4,176	9,318
Self Storage Group ASA (A)	4,918	18,573
Selvaag Bolig ASA	16,229	83,260
Solon Eiendom ASA (A)	5,646	27,485
Sparebank 1 Oestlandet	4,126	66,451
SpareBank 1 Sorost-Norge	6,237	43,054
SpareBank 1 SR-Bank ASA	890	12,298
Sparebanken More	802	36,814
TGS ASA	31,150	287,594
Treasure ASA	15,273	26,690
Ultimovacs ASA (A)	1,760	22,246
Veidekke ASA	32,981	473,390
Vow ASA (A)	7,259	17,527
Vow Green Metals AS (A)	7,259	3,258
Wallenius Wilhelmsen ASA (A)	28,610	131,161
Wilh Wilhelmsen Holding ASA, Class A	4,882	101,218
XXL ASA (A)(D)	37,894	60,334
Peru 0.0%		189,254
Hochschild Mining PLC	107,762	189,254
Philippines 0.0%		36,292
Del Monte Pacific, Ltd.	136,300	36,292
Portugal 0.3%		2,579,478
Altri SGPS SA	33,463	185,876
Banco Comercial Portugues SA (A)	3,603,145	586,435
Corticeira Amorim SGPS SA	1,712	21,536
CTT-Correios de Portugal SA	37,215	175,546
Greenvolt-Energias Renovaveis SA (A)	608	4,180
Mota-Engil SGPS SA (A)(B)	23,312	32,528
NOS SGPS SA	97,996	374,035
Novabase SGPS SA (A)	4,612	25,717
REN - Redes Energeticas Nacionais SGPS SA	169,118	472,864
Sonae SGPS SA	349,624	374,671
The Navigator Company SA	92,349	326,090
Russia 0.0%		238,166
Petropavlovsk PLC (A)(B)	844,260	238,166
Singapore 1.2%		10,192,646
Accordia Golf Trust (C)	316,900	0
AEM Holdings, Ltd.	54,900	204,971
Amara Holdings, Ltd. (A)	80,000	21,010
Ascendas India Trust	293,100	298,040
Avarga, Ltd.	74,200	14,738
Banyan Tree Holdings, Ltd. (A)	78,000	18,856
Best World International, Ltd. (A)(C)	84,600	38,005
BOC Aviation, Ltd. (D)	37,800	266,224
Bonvests Holdings, Ltd.	36,400	25,475
Boustead Projects, Ltd.	28,557	20,831
Boustead Singapore, Ltd.	104,189	75,600
64	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Singapore (continued)
BRC Asia, Ltd.	15,100	$16,602
Bukit Sembawang Estates, Ltd.	56,200	207,480
BW Energy, Ltd. (A)	10,713	24,718
BW LPG, Ltd. (D)	25,361	127,931
Centurion Corp., Ltd. (A)	85,000	20,540
China Aviation Oil Singapore Corp., Ltd.	97,600	66,005
China Sunsine Chemical Holdings, Ltd.	152,100	54,636
Chip Eng Seng Corp., Ltd.	193,300	59,420
Chuan Hup Holdings, Ltd.	109,000	17,955
ComfortDelGro Corp., Ltd.	542,900	544,281
COSCO Shipping International Singapore Company, Ltd. (A)	479,800	82,644
Creative Technology, Ltd. (A)	11,500	20,498
CSE Global, Ltd.	136,600	48,555
CW Group Holdings, Ltd. (A)(C)	135,000	3,199
Dasin Retail Trust	49,600	14,749
Delfi, Ltd.	88,200	48,067
Ezion Holdings, Ltd. (A)(C)	1,126,020	35,483
Ezra Holdings, Ltd. (A)(C)	438,996	885
Far East Orchard, Ltd.	58,394	46,086
First Resources, Ltd.	175,200	189,906
Food Empire Holdings, Ltd.	72,000	41,159
Fraser and Neave, Ltd.	82,900	86,094
Fu Yu Corp., Ltd.	142,200	29,206
Gallant Venture, Ltd. (A)	264,000	24,991
Geo Energy Resources, Ltd.	105,900	21,297
GK Goh Holdings, Ltd.	21,000	17,250
Golden Agri-Resources, Ltd.	1,982,600	377,732
Golden Energy & Resources, Ltd. (A)	67,800	14,411
GSH Corp., Ltd. (A)	51,600	6,396
GuocoLand, Ltd.	115,100	130,407
Halcyon Agri Corp., Ltd. (A)	88,757	15,621
Haw Par Corp., Ltd.	35,900	295,711
Hiap Hoe, Ltd.	38,000	17,845
Ho Bee Land, Ltd.	62,200	126,760
Hong Fok Corp., Ltd.	123,036	67,537
Hong Leong Asia, Ltd.	70,600	41,545
Hong Leong Finance, Ltd.	105,300	183,729
Hotel Grand Central, Ltd.	48,457	35,913
HRnetgroup, Ltd.	75,200	43,728
Hwa Hong Corp., Ltd.	55,000	14,251
Hyflux, Ltd. (A)(B)	154,800	108
iFAST Corp., Ltd.	32,000	194,959
IGG, Inc.	324,000	306,279
Indofood Agri Resources, Ltd. (A)	58,100	13,810
InnoTek, Ltd.	20,500	11,389
Japfa, Ltd.	168,520	73,905
k1 Ventures, Ltd. (A)(C)	36,000	0
Kenon Holdings, Ltd.	7,051	323,446
Keppel Infrastructure Trust	1,085,255	425,585
KSH Holdings, Ltd.	32,400	8,166
Low Keng Huat Singapore, Ltd.	64,000	20,293
Metro Holdings, Ltd.	151,300	84,258
Micro-Mechanics Holdings, Ltd.	5,200	12,192
Midas Holdings, Ltd. (A)(B)(C)	249,000	29,780
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	65

	Shares	Value
Singapore (continued)
NetLink NBN Trust	129,400	$95,620
NSL, Ltd.	29,000	17,402
OM Holdings, Ltd. (A)	69,157	47,298
OUE, Ltd.	101,600	101,905
Oxley Holdings, Ltd.	404,541	57,025
Pacific Century Regional Developments, Ltd.	52,900	14,861
Pan-United Corp., Ltd.	68,750	15,838
Propnex, Ltd.	7,700	10,040
Q&M Dental Group Singapore, Ltd.	57,720	27,448
QAF, Ltd.	59,334	37,396
Raffles Education Corp., Ltd. (A)	279,802	13,545
Raffles Medical Group, Ltd.	275,918	274,634
Razer, Inc. (A)(B)(D)	747,000	244,456
Riverstone Holdings, Ltd.	156,400	80,752
Roxy-Pacific Holdings, Ltd. (A)	95,550	32,811
SBS Transit, Ltd.	27,700	58,390
Sembcorp Industries, Ltd.	198,100	272,187
Sembcorp Marine, Ltd. (A)	791,200	49,107
Sheng Siong Group, Ltd.	203,300	217,344
SHS Holdings, Ltd. (A)	84,000	9,355
SIA Engineering Company, Ltd. (A)	88,300	143,412
SIIC Environment Holdings, Ltd.	412,280	67,759
Sinarmas Land, Ltd.	300,000	56,185
Sing Holdings, Ltd.	79,000	22,287
Sing Investments & Finance, Ltd.	28,600	30,707
Singapore Land Group, Ltd.	55,200	106,710
Singapore Post, Ltd.	520,800	251,477
Singapore Press Holdings, Ltd.	463,300	788,988
Singapore Shipping Corp., Ltd.	83,800	16,950
Stamford Land Corp., Ltd.	142,600	50,150
StarHub, Ltd.	185,200	178,740
Straits Trading Company, Ltd.	14,200	34,728
Swiber Holdings, Ltd. (A)(C)	128,250	6,147
The Hour Glass, Ltd.	68,900	108,892
The Place Holdings, Ltd. (A)	168,500	11,476
Tuan Sing Holdings, Ltd.	156,396	53,840
UMS Holdings, Ltd.	144,312	157,822
United Overseas Insurance, Ltd.	2,400	11,921
UOB-Kay Hian Holdings, Ltd.	115,149	131,567
Vicom, Ltd.	26,000	38,668
Wee Hur Holdings, Ltd.	102,000	14,520
Wing Tai Holdings, Ltd.	113,217	152,595
XP Power, Ltd.	5,720	364,695
Yeo Hiap Seng, Ltd.	9,032	5,853
South Africa 0.1%		1,086,517
Investec PLC	101,798	511,517
Mediclinic International PLC (A)	150,271	575,000
Spain 2.0%		16,343,109
Acerinox SA	55,946	625,175
Aedas Homes SA (D)	1,389	38,455
Alantra Partners SA	6,267	106,811
Almirall SA	25,952	315,691
Amper SA (A)(B)	307,165	59,338
66	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Spain (continued)
Applus Services SA	49,354	$438,270
Atresmedia Corp. de Medios de Comunicacion SA (A)	33,653	134,501
Audax Renovables SA (B)	25,087	36,052
Azkoyen SA	4,660	27,215
Banco de Sabadell SA (A)	1,741,631	1,176,032
Bankinter SA	223,987	1,101,795
Caja de Ahorros del Mediterraneo (A)(C)	1,684	0
Cia de Distribucion Integral Logista Holdings SA	17,212	319,660
CIE Automotive SA	16,212	450,153
Construcciones y Auxiliar de Ferrocarriles SA	7,952	316,031
Distribuidora Internacional de Alimentacion SA (A)	1,894,676	33,941
Ebro Foods SA	24,110	466,957
eDreams ODIGEO SA (A)	22,487	179,598
Elecnor SA	9,042	99,902
Enagas SA	61,627	1,406,066
Ence Energia y Celulosa SA (A)(B)	57,514	140,983
Ercros SA (A)	37,769	124,157
Faes Farma SA	117,133	440,489
Fluidra SA	18,385	701,296
Fomento de Construcciones y Contratas SA	18,574	207,824
Gestamp Automocion SA (A)(D)	13,002	56,990
Global Dominion Access SA (D)	36,171	179,428
Grupo Catalana Occidente SA	14,843	471,307
Grupo Empresarial San Jose SA (B)	8,498	36,414
Grupo Ezentis SA (A)(B)	65,836	14,980
Iberpapel Gestion SA	2,945	61,417
Indra Sistemas SA (A)	50,727	592,675
Laboratorios Farmaceuticos Rovi SA	4,986	363,423
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	223,987	388,014
Mapfre SA (B)	201,409	414,092
Mediaset Espana Comunicacion SA (A)	48,282	233,391
Melia Hotels International SA (A)	33,595	210,486
Metrovacesa SA (A)(D)	5,502	45,261
Miquel y Costas & Miquel SA (B)	8,245	122,747
Neinor Homes SA (A)(D)	11,125	138,270
Obrascon Huarte Lain SA (A)(B)	65,482	52,597
Oryzon Genomics SA (A)	5,490	18,842
Pharma Mar SA	4,873	317,067
Prim SA	3,271	51,721
Promotora de Informaciones SA, Class A (A)	66,046	36,733
Prosegur Cash SA (D)	18,021	11,783
Prosegur Cia de Seguridad SA	88,397	223,462
Realia Business SA (A)	115,998	99,333
Renta 4 Banco SA	1,156	12,282
Sacyr SA (B)	167,418	397,403
Solaria Energia y Medio Ambiente SA (A)	24,393	455,646
Talgo SA (A)(D)	28,797	151,288
Tecnicas Reunidas SA (A)(B)	9,565	75,243
Tubacex SA (A)	47,684	85,186
Unicaja Banco SA (D)	545,989	478,500
Vidrala SA	5,628	531,674
Viscofan SA	13,107	831,864
Vocento SA (A)	21,446	23,868
Zardoya Otis SA	26,831	213,330
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	67

	Shares	Value
Sweden 3.7%		$30,928,264
AcadeMedia AB (D)	30,274	184,736
AddLife AB, B Shares	13,696	525,666
AddNode Group AB	8,634	353,357
AddTech AB, B Shares	5,951	135,282
AFRY AB	6,464	181,349
Alimak Group AB (D)	14,034	167,966
Ambea AB (D)	5,591	33,977
Annehem Fastigheter AB, B Shares (A)	9,576	38,685
AQ Group AB (A)	759	24,092
Arise AB (A)	3,811	17,814
Arjo AB, B Shares	75,599	950,281
Atrium Ljungberg AB, B Shares	9,063	201,030
Attendo AB (A)(D)	43,122	158,382
Balco Group AB (A)	884	12,631
Beijer Alma AB	14,313	384,316
Beijer Electronics Group AB (A)	9,584	82,310
Bergman & Beving AB	10,573	173,636
Besqab AB	2,865	54,974
Betsson AB, B Shares (A)	42,456	235,094
BHG Group AB (A)(B)	7,065	78,910
Bilia AB, A Shares	25,661	428,488
BioGaia AB, B Shares	6,241	355,240
Biotage AB	19,960	600,473
Bjorn Borg AB (A)	1,367	6,544
Bonava AB, B Shares	29,697	259,154
Boozt AB (A)(B)(D)	8,159	155,241
Boule Diagnostics AB	1,772	10,425
Bravida Holding AB (D)	55,637	743,614
Bufab AB	13,625	645,916
Bulten AB (B)	5,708	52,442
Bure Equity AB	8,743	416,780
Byggmax Group AB	28,000	268,982
Catella AB	3,131	14,499
Catena AB	10,461	660,065
Cellavision AB	3,160	118,449
Clas Ohlson AB, B Shares (A)(B)	10,599	131,625
Cloetta AB, B Shares	82,385	226,654
Collector AB (A)	8,948	39,585
Coor Service Management Holding AB (D)	16,728	143,059
Corem Property Group AB, B Shares	192,725	708,816
Dios Fastigheter AB	31,221	396,887
Doro AB (A)	6,824	51,333
Duni AB (A)	13,661	182,540
Dustin Group AB (D)	23,623	290,111
Eastnine AB	8,575	144,155
Elanders AB, B Shares	3,277	59,672
Electrolux Professional AB, B Shares (A)	41,717	274,247
Eltel AB (A)(D)	12,277	21,348
Enea AB (A)	7,901	225,571
Episurf Medical AB, B Shares (A)	25,209	11,312
eWork Group AB	1,387	17,599
Fagerhult AB	23,698	167,828
Fastighets AB Trianon	1,426	43,054
FastPartner AB, A Shares	7,767	117,977
68	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Sweden (continued)
FastPartner AB, D Shares	1,380	$12,300
Ferronordic AB	908	31,746
Fingerprint Cards AB, B Shares (A)(B)	82,439	177,659
FormPipe Software AB	2,722	11,682
G5 Entertainment AB	596	28,780
GARO AB	5,328	131,527
GHP Specialty Care AB	12,106	33,139
Granges AB	42,756	445,929
Green Landscaping Group AB (A)(D)	1,280	13,677
Haldex AB (A)	17,850	104,830
Heba Fastighets AB, Class B	11,913	216,681
Hexatronic Group AB (B)	7,283	405,134
HMS Networks AB	4,648	292,187
Hoist Finance AB (A)(B)(D)	26,484	81,192
Humana AB (A)	17,267	134,847
Instalco AB	9,252	408,658
Inwido AB	25,029	451,806
ITAB Shop Concept AB (A)	7,377	10,881
JM AB	19,664	879,451
John Mattson Fastighetsforetagen AB (A)	2,441	55,314
Karnov Group AB	10,554	63,119
Karo Pharma AB (A)	2,388	15,808
KNOW IT AB	8,357	342,781
Lagercrantz Group AB, B Shares	68,039	951,027
LeoVegas AB (D)	15,080	51,083
Lime Technologies AB	653	25,663
Lindab International AB	27,981	909,819
Loomis AB	16,578	427,622
Medcap AB (A)	503	10,012
Mekonomen AB (A)	16,544	285,025
Micro Systemation AB, Class B	369	1,598
MIPS AB	6,450	857,249
Modern Times Group MTG AB, B Shares (A)	36,780	367,187
Momentum Group AB, Class B	10,018	222,403
Munters Group AB (D)	20,984	147,494
Mycronic AB	19,348	426,267
NCAB Group AB	1,083	110,095
NCC AB, B Shares	17,810	302,315
Nederman Holding AB	5,899	136,672
Nelly Group AB (A)	4,136	13,525
Net Insight AB, B Shares (A)	57,222	37,067
New Wave Group AB, B Shares (A)	21,560	403,921
Nobia AB	40,167	221,219
Nobina AB (D)	34,351	299,849
Nolato AB, B Shares	69,334	814,411
Nordic Waterproofing Holding AB	9,734	234,478
Note AB (A)	3,150	69,811
NP3 Fastigheter AB	14,544	556,374
Nyfosa AB	62,366	1,147,260
OEM International AB, B Shares	16,071	360,042
Orexo AB (A)	2,352	9,386
Pandox AB (A)	18,177	263,433
Peab AB, Class B	24,714	292,585
Platzer Fastigheter Holding AB, Series B	22,159	345,914
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	69

	Shares	Value
Sweden (continued)
Prevas AB, B Shares	1,258	$12,338
Pricer AB, B Shares (B)	39,488	110,203
Proact IT Group AB	11,427	112,292
Qliro AB (A)	4,136	12,129
Ratos AB, B Shares	85,424	498,995
RaySearch Laboratories AB (A)(B)	9,341	55,835
Resurs Holding AB (D)	53,512	227,227
Rottneros AB	30,661	34,905
Scandi Standard AB (B)	16,774	74,142
Scandic Hotels Group AB (A)(B)(D)	40,540	157,577
Sdiptech AB, Class B (A)	2,539	129,736
Sectra AB, B Shares (A)	34,985	870,119
Semcon AB	4,746	65,359
Sensys Gatso Group AB (A)	223,958	23,410
Sintercast AB	608	9,842
SkiStar AB (A)	15,355	278,945
Softronic AB, B Shares	3,851	10,560
Solid Forsakring AB (A)	5,351	18,638
Starbreeze AB (A)	95,472	10,943
Stendorren Fastigheter AB (A)	2,342	81,648
Systemair AB	33,994	317,739
Tethys Oil AB	4,866	32,619
TF Bank AB	1,172	31,139
Troax Group AB	14,054	660,039
VBG Group AB, B Shares	6,568	125,977
Vitec Software Group AB, B Shares	4,863	296,653
Volati AB	1,139	26,290
XANO Industri AB, Class B	261	8,858
Switzerland 7.3%		60,281,921
Adecco Group AG	1,033	47,873
Allreal Holding AG	5,256	1,088,766
ALSO Holding AG (A)	2,476	749,151
APG SGA SA (A)	514	106,196
Arbonia AG	17,476	369,441
Aryzta AG (A)	347,674	405,317
Ascom Holding AG (A)	7,226	93,421
Autoneum Holding AG (A)	1,174	178,735
Bachem Holding AG, Class B	1,701	1,229,009
Baloise Holding AG	2,296	342,517
Banque Cantonale de Geneve, Bearer Shares	847	154,145
Banque Cantonale Vaudoise	5,271	428,288
Belimo Holding AG	3,480	2,013,396
Bell Food Group AG	919	291,092
Bellevue Group AG	3,488	151,317
Berner Kantonalbank AG	1,951	435,176
BKW AG	7,486	1,018,186
Bobst Group SA (A)	3,690	323,167
Bossard Holding AG, Class A	2,262	747,776
Bucher Industries AG	2,556	1,164,610
Burckhardt Compression Holding AG	1,086	481,399
Burkhalter Holding AG	1,594	116,302
Bystronic AG	559	765,683
Calida Holding AG	2,395	132,309
70	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Switzerland (continued)
Carlo Gavazzi Holding AG, Bearer Shares	231	$66,194
Cavotec SA (A)	16,419	38,365
Cembra Money Bank AG	10,730	743,343
Cicor Technologies, Ltd. (A)	495	28,265
Cie Financiere Tradition SA, Bearer Shares	868	98,363
Clariant AG (A)	70,991	1,390,109
Coltene Holding AG (A)	1,519	167,561
Comet Holding AG	2,242	843,633
Daetwyler Holding AG, Bearer Shares	348	136,426
DKSH Holding AG	13,562	1,083,492
dormakaba Holding AG	1,021	627,174
Dottikon Es Holding AG (A)	705	214,102
Dufry AG (A)	19,265	865,371
EDAG Engineering Group AG (A)	3,415	43,829
EFG International AG (A)	41,392	296,974
Emmi AG	783	874,586
Energiedienst Holding AG	4,888	246,133
Evolva Holding SA (A)(B)	222,970	34,043
Feintool International Holding AG (A)	656	37,412
Fenix Outdoor International AG (B)	1,483	205,502
Ferrexpo PLC	132,893	510,799
Flughafen Zurich AG (A)	7,003	1,165,141
Forbo Holding AG	388	747,189
Fundamenta Real Estate AG	3,596	76,804
Galenica AG (D)	17,196	1,181,005
GAM Holding AG (A)(B)	76,402	112,650
Georg Fischer AG	1,489	2,168,511
Gurit Holding AG, Bearer Shares	135	218,050
Helvetia Holding AG	12,955	1,428,826
Hiag Immobilien Holding AG	2,552	256,367
Highlight Communications AG, Bearer Shares (A)	4,309	18,749
HOCHDORF Holding AG (A)	291	12,955
Huber + Suhner AG	6,529	582,556
Hypothekarbank Lenzburg AG	17	77,258
Implenia AG (A)(B)	5,768	112,899
Ina Invest Holding AG (A)	1,963	40,085
Inficon Holding AG	639	818,201
Interroll Holding AG	262	1,201,573
Intershop Holding AG	540	336,564
Investis Holding SA	1,197	134,660
IWG PLC (A)	236,270	874,881
Jungfraubahn Holding AG (A)	1,918	267,695
Kardex Holding AG	2,463	741,486
Komax Holding AG (A)	896	239,624
Kongsberg Automotive ASA (A)	127,182	39,471
Kudelski SA, Bearer Shares (B)	14,739	56,367
Landis+Gyr Group AG (A)	5,623	350,968
LEM Holding SA	182	480,990
Luzerner Kantonalbank AG	1,289	590,526
Medacta Group SA (A)(D)	1,372	192,462
Medartis Holding AG (A)(D)	964	113,337
medmix AG (A)(D)	7,405	353,291
Meier Tobler Group AG (A)	2,721	49,873
Metall Zug AG, B Shares	90	189,382
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	71

	Shares	Value
Switzerland (continued)
Mikron Holding AG (A)	1,756	$14,362
Mobilezone Holding AG	15,596	217,838
Mobimo Holding AG (A)	2,533	823,323
Novavest Real Estate AG (A)	771	38,929
OC Oerlikon Corp. AG	74,439	724,595
Orascom Development Holding AG (A)(B)	6,368	73,179
Orell Fuessli AG	223	21,782
Orior AG	2,567	246,581
Phoenix Mecano AG, Bearer Shares	307	136,744
Plazza AG, Class A	228	83,245
PSP Swiss Property AG	16,489	1,933,771
Rieter Holding AG (A)	1,430	277,285
Romande Energie Holding SA	149	218,957
Schaffner Holding AG	273	87,479
Schweiter Technologies AG, Bearer Shares	437	629,112
Sensirion Holding AG (A)(D)	2,281	308,377
SFS Group AG	6,161	780,907
Siegfried Holding AG (A)	1,629	1,465,833
SIG Combibloc Group AG (A)	13,303	350,669
Softwareone Holding AG (A)	12,460	261,472
St. Galler Kantonalbank AG, Class A	1,161	558,957
Sulzer AG	7,405	702,135
Swiss Prime Site AG	14,172	1,342,453
Swiss Steel Holding AG (A)(B)	218,185	83,004
Swissquote Group Holding SA	3,479	701,383
Tecan Group AG	2,694	1,605,447
Thurgauer Kantonalbank	384	44,573
Tornos Holding AG (A)	3,182	24,086
TX Group AG (A)	974	160,600
u-blox Holding AG (A)	2,977	211,876
Valiant Holding AG	5,508	519,097
Valora Holding AG (A)	1,513	260,104
Varia US Properties AG	1,653	79,862
VAT Group AG (D)	8,879	4,265,322
Vaudoise Assurances Holding SA	408	188,477
Vetropack Holding AG	4,450	256,513
Vifor Pharma AG	8,506	953,603
Von Roll Holding AG, Bearer Shares (A)	24,922	31,412
Vontobel Holding AG	11,145	919,345
VZ Holding AG	5,067	501,684
V-ZUG Holding AG (A)	900	115,596
Walliser Kantonalbank	1,001	109,461
Warteck Invest AG	79	205,369
Ypsomed Holding AG (B)	761	144,500
Zehnder Group AG	4,355	425,156
Zueblin Immobilien Holding AG (A)	324	9,514
Zug Estates Holding AG, B Shares	91	193,215
Zuger Kantonalbank AG, Bearer Shares	50	359,393
Taiwan 0.0%		10,885
FIT Hon Teng, Ltd. (A)(D)	53,000	10,885
United Arab Emirates 0.0%		49,332
Lamprell PLC (A)	68,445	29,280
Shelf Drilling, Ltd. (A)(B)(D)	33,573	20,052
72	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom 12.3%		$101,962,656
4imprint Group PLC	6,886	259,586
A.G. Barr PLC	37,251	262,466
Advanced Medical Solutions Group PLC	37,504	159,872
Air Partner PLC	6,000	6,443
Airtel Africa PLC (D)	78,914	130,069
AJ Bell PLC	49,041	254,020
Alfa Financial Software Holdings PLC (D)	5,200	14,110
Alliance Pharma PLC	126,363	171,313
Allied Minds PLC (A)	61,129	17,789
Anglo Pacific Group PLC	67,662	117,115
Anglo-Eastern Plantations PLC	9,864	95,661
AO World PLC (A)	9,865	12,318
Appreciate Group PLC	35,409	10,964
Aptitude Software Group PLC	2,585	18,014
Ascential PLC (A)	93,176	538,842
Ashmore Group PLC	105,627	419,558
Aston Martin Lagonda Global Holdings PLC (A)(D)	922	18,209
Avon Protection PLC	13,037	187,544
Babcock International Group PLC (A)	181,450	713,346
Bakkavor Group PLC (D)	32,786	52,490
Balfour Beatty PLC	234,276	727,944
Beazley PLC (A)	206,218	1,098,188
Begbies Traynor Group PLC	38,310	67,631
Bellway PLC	33,339	1,391,587
Biffa PLC (D)	74,678	346,477
Bloomsbury Publishing PLC	38,149	187,778
Bodycote PLC	74,530	810,420
boohoo Group PLC (A)	11,648	25,677
Braemar Shipping Services PLC	7,806	20,902
Brewin Dolphin Holdings PLC	121,582	551,480
Britvic PLC	90,923	1,073,302
Brooks Macdonald Group PLC	474	17,004
Bytes Technology Group PLC	47,236	346,591
Cairn Energy PLC	199,866	487,524
Camellia PLC	87	7,554
Capita PLC (A)	413,696	241,674
Card Factory PLC (A)	136,843	88,851
CareTech Holdings PLC	20,899	159,113
Carillion PLC (A)(C)	114,263	14,573
Carr’s Group PLC	23,815	45,986
Castings PLC	13,200	64,223
Central Asia Metals PLC	34,984	113,065
Centrica PLC (A)	1,284,155	1,104,046
Chemring Group PLC	105,376	386,326
Chesnara PLC	61,626	226,134
Cineworld Group PLC (A)	96,833	60,579
Circassia Group PLC (A)	16,959	8,544
Clarkson PLC	11,288	543,386
Clinigen Group PLC	22,321	176,255
Clipper Logistics PLC	32,137	284,160
Close Brothers Group PLC	56,404	966,845
CLS Holdings PLC	66,976	180,854
CMC Markets PLC (D)	55,565	171,475
Coats Group PLC	352,836	288,085
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	73

	Shares	Value
United Kingdom (continued)
Computacenter PLC	31,352	$1,176,778
Concentric AB (B)	14,062	435,889
ContourGlobal PLC (D)	33,421	80,560
Costain Group PLC (A)	45,591	32,490
Countryside Properties PLC (A)(D)	175,954	967,006
Cranswick PLC	18,607	880,539
Crest Nicholson Holdings PLC	107,888	457,054
Currys PLC	375,642	651,759
CVS Group PLC	18,950	554,981
Daily Mail & General Trust PLC, Class A	58,852	847,621
De La Rue PLC (A)(B)	64,689	122,062
Debenhams PLC (A)(B)(C)	306,827	0
Devro PLC	66,965	183,702
DFS Furniture PLC	58,249	190,332
Dialight PLC (A)	10,395	43,367
Dignity PLC (A)(B)	21,252	158,237
Diploma PLC	23,373	994,972
DiscoverIE Group PLC	29,764	394,474
Domino’s Pizza Group PLC	152,900	729,494
dotdigital Group PLC	58,741	151,978
Drax Group PLC	146,125	1,066,881
Dunelm Group PLC	32,552	577,433
DWF Group PLC (D)	15,420	22,172
EKF Diagnostics Holdings PLC	106,847	107,487
Electrocomponents PLC	30,959	498,703
Elementis PLC (A)	186,070	334,133
EMIS Group PLC	18,782	325,450
Endeavour Mining PLC	17,581	412,464
Energean PLC (A)	15,318	179,450
EnQuest PLC (A)	492,057	117,043
Epwin Group PLC	19,976	29,079
Equiniti Group PLC (A)(D)	68,351	163,396
Ergomed PLC (A)	6,162	104,410
Esken, Ltd. (A)	117,527	18,737
Essentra PLC	113,656	460,061
Euromoney Institutional Investor PLC	44,560	565,119
FD Technologies PLC (A)	2,775	77,756
FDM Group Holdings PLC	28,133	413,947
Fevertree Drinks PLC	35,610	1,234,148
Firstgroup PLC (A)	478,700	598,806
Forterra PLC (D)	82,151	269,430
Foxtons Group PLC	98,524	53,745
Frasers Group PLC (A)	85,490	775,464
Frontier Developments PLC (A)	4,607	108,063
Fuller Smith & Turner PLC, Class A (A)	10,874	95,704
Funding Circle Holdings PLC (A)(D)	33,089	61,119
Future PLC	19,338	923,022
Galliford Try Holdings PLC	47,040	104,659
Games Workshop Group PLC	7,853	975,363
Gamma Communications PLC	13,529	307,978
GB Group PLC	9,336	94,895
Gem Diamonds, Ltd.	43,118	28,391
Genel Energy PLC	61,282	105,117
Genuit Group PLC	85,251	657,773
74	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Genus PLC	3,180	$203,973
Gooch & Housego PLC	2,166	32,044
Goodwin PLC	1,823	83,044
Grainger PLC	242,462	963,396
Greggs PLC	36,911	1,469,141
Gulf Keystone Petroleum, Ltd.	90,739	210,574
H&T Group PLC	64	225
Halfords Group PLC	66,664	271,039
Hays PLC	559,083	1,093,726
Headlam Group PLC	33,700	194,487
Helical PLC	46,367	273,512
Helios Towers PLC (A)	118,116	258,218
Henry Boot PLC	36,616	130,231
Hill & Smith Holdings PLC	32,854	733,818
Hilton Food Group PLC	19,067	283,867
Hollywood Bowl Group PLC (A)	46,019	139,120
HomeServe PLC	1,638	19,505
Hunting PLC	55,986	110,402
Hyve Group PLC (A)	76,614	90,547
Ibstock PLC (D)	154,024	394,988
IDOX PLC	26,060	23,964
IG Group Holdings PLC	111,138	1,143,792
IMI PLC	76,088	1,719,632
Impax Asset Management Group PLC	18,757	329,543
Inchcape PLC	145,142	1,604,151
Indivior PLC (A)	204,919	623,842
IntegraFin Holdings PLC	59,617	457,349
International Personal Finance PLC	112,833	183,831
iomart Group PLC (B)	31,934	63,700
IP Group PLC	310,107	477,689
IQE PLC (A)	17,476	8,087
J.D. Wetherspoon PLC (A)	29,287	332,336
James Fisher & Sons PLC (A)	19,159	81,137
James Halstead PLC	20,549	151,292
JET2 PLC (A)	29,187	379,366
John Menzies PLC (A)	26,768	97,407
John Wood Group PLC (A)	178,311	477,005
Johnson Service Group PLC (A)	88,694	151,334
Joules Group PLC (A)	1,304	3,226
Jupiter Fund Management PLC	169,823	530,122
Just Group PLC (A)	425,359	440,486
Kainos Group PLC	25,158	622,477
Keller Group PLC	29,549	354,151
Kier Group PLC (A)	111,930	159,384
Kin & Carta PLC (A)	65,800	260,988
Lancashire Holdings, Ltd.	86,022	581,230
Learning Technologies Group PLC	119,405	265,267
Liontrust Asset Management PLC	13,756	374,443
Lookers PLC (A)	168,184	130,207
LSL Property Services PLC	33,235	180,420
Luceco PLC (D)	36,040	167,952
M&C Saatchi PLC (A)	32	64
Macfarlane Group PLC	14,232	25,137
Man Group PLC	559,207	1,597,791
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	75

	Shares	Value
United Kingdom (continued)
Marks & Spencer Group PLC (A)	389,925	$1,223,387
Marshalls PLC	72,550	667,721
Marston’s PLC (A)	244,595	212,206
McBride PLC (A)	58,943	50,150
Mears Group PLC	41,935	104,336
Meggitt PLC (A)	160,510	1,569,605
Metro Bank PLC (A)	2,940	3,918
Micro Focus International PLC	36,049	166,993
Midwich Group PLC	2,530	21,491
Mitchells & Butlers PLC (A)	140,848	435,839
Mitie Group PLC (A)	489,675	417,889
MJ Gleeson PLC	19,340	186,702
Moneysupermarket.com Group PLC	173,036	462,266
Morgan Advanced Materials PLC	109,524	522,012
Morgan Sindall Group PLC	15,566	491,440
Morses Club PLC	5,182	4,018
Mortgage Advice Bureau Holdings, Ltd.	9,104	159,978
Motorpoint group PLC (A)	20,167	89,873
MP Evans Group PLC	6,022	66,660
N. Brown Group PLC (A)	58,390	29,254
Naked Wines PLC (A)	2,243	18,962
National Express Group PLC (A)	190,812	540,001
NCC Group PLC	114,776	347,300
Next Fifteen Communications Group PLC	19,071	283,042
Nichols PLC	1,774	31,098
Ninety One PLC	68,431	230,036
Norcros PLC	20,215	78,620
Numis Corp. PLC	26,686	116,498
On the Beach Group PLC (A)(D)	42,062	114,450
OSB Group PLC	86,555	577,417
Oxford Biomedica PLC (A)	13,220	232,722
Oxford Instruments PLC	21,779	662,662
Pagegroup PLC	118,349	987,971
Pan African Resources PLC	407,545	97,627
Pantheon Resources PLC (A)	33,186	30,875
Paragon Banking Group PLC	105,436	725,666
PayPoint PLC	22,715	182,197
Pendragon PLC (A)	507,217	124,432
Pennon Group PLC	68,659	1,113,725
Petrofac, Ltd. (A)	112,863	163,467
Pets at Home Group PLC	179,710	1,112,174
Pharos Energy PLC (A)	103,615	29,025
Photo-Me International PLC (A)	110,712	85,503
Polar Capital Holdings PLC	22,271	236,354
Porvair PLC	10,112	92,985
Premier Foods PLC	275,473	376,246
Provident Financial PLC (A)	72,617	341,352
Purplebricks Group PLC (A)(B)	17,199	6,505
PZ Cussons PLC	89,165	229,271
QinetiQ Group PLC	201,352	694,337
Quilter PLC (D)	639,531	1,195,838
Rank Group PLC (A)	69,151	125,770
Rathbone Brothers PLC	19,807	490,573
Reach PLC	142,054	483,959
76	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United Kingdom (continued)
Record PLC	16,553	$18,657
Redcentric PLC	1,167	1,944
Redde Northgate PLC	68,991	360,733
Redrow PLC	99,138	851,433
Renew Holdings PLC	13,808	146,289
Renewi PLC (A)	32,464	332,560
Renishaw PLC	3,159	189,642
Ricardo PLC	19,037	106,990
River & Mercantile Group PLC	4,888	20,593
RM PLC	12,019	32,438
Robert Walters PLC	17,111	175,026
Rotork PLC	307,076	1,391,668
Royal Mail PLC	325,910	2,170,556
RPS Group PLC	86,944	140,198
RWS Holdings PLC	34,242	285,333
S&U PLC	1,096	40,277
Sabre Insurance Group PLC (D)	56,606	141,752
Saga PLC (A)	41,405	141,410
Savills PLC	53,076	941,237
ScS Group PLC	4,496	13,477
Senior PLC (A)	155,861	271,021
Serco Group PLC	114,173	198,615
Serica Energy PLC	23,517	66,030
Severfield PLC	117,388	107,216
SIG PLC (A)	310,116	204,019
Smart Metering Systems PLC	24,856	266,735
Smiths News PLC	42,303	20,258
Softcat PLC	27,709	682,907
Spectris PLC	7,905	370,339
Speedy Hire PLC	222,589	185,423
Spire Healthcare Group PLC (A)(D)	99,139	303,957
Spirent Communications PLC	202,832	731,756
Sportech PLC (A)	8,795	4,336
SSP Group PLC (A)	210,302	601,971
Stagecoach Group PLC (A)	144,385	130,824
SThree PLC	43,418	300,155
Stolt-Nielsen, Ltd.	5,746	81,007
Studio Retail Group PLC (A)	18,987	41,842
STV Group PLC	8,849	39,409
Superdry PLC (A)	17,005	57,301
Synthomer PLC	127,600	797,181
Tate & Lyle PLC	160,966	1,348,525
Tatton Asset Management PLC	9,513	76,251
TClarke PLC	22,432	48,653
Ted Baker PLC (A)	28,648	42,297
Telecom Plus PLC	23,239	442,246
The Go-Ahead Group PLC (A)	17,259	152,246
The Gym Group PLC (A)(D)	50,921	159,661
The Parkmead Group PLC (A)	14,125	7,133
The Restaurant Group PLC (A)	170,186	180,698
The Vitec Group PLC	13,617	266,342
Thomas Cook Group PLC (A)(C)	415,078	0
Topps Tiles PLC (A)	62,375	50,679
TORM PLC, Class A (A)	11,033	82,245
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	77

	Shares	Value
United Kingdom (continued)
TP Icap Group PLC	283,592	$482,094
Travis Perkins PLC	66,297	1,274,505
Treatt PLC	7,186	106,418
Trellus Health PLC (A)	6,575	4,579
Tribal Group PLC	8,089	10,311
Trifast PLC (B)	32,876	61,384
TT Electronics PLC	72,532	218,847
Tullow Oil PLC (A)(B)	630,952	347,884
Tyman PLC	33,089	168,693
U & I Group PLC (A)	64,085	125,667
ULS Technology PLC (A)	8,708	8,194
Ultra Electronics Holdings PLC	25,811	1,059,914
Vertu Motors PLC (A)	137,576	112,295
Vesuvius PLC	82,580	452,980
Victrex PLC	29,925	913,780
Virgin Money UK PLC (A)	297,504	667,878
Vistry Group PLC	80,821	1,150,582
Vivo Energy PLC (D)	95,420	166,639
Volex PLC	43,306	211,211
Volution Group PLC	50,383	332,364
Vp PLC	3,980	50,163
Watches of Switzerland Group PLC (A)(D)	29,389	524,462
Watkin Jones PLC	52,982	172,123
WH Smith PLC (A)	9,608	168,907
Wickes Group PLC	89,428	250,747
Wilmington PLC	8,311	25,284
Wincanton PLC	48,344	217,458
Xaar PLC (A)	24,649	49,160
Young & Company’s Brewery PLC	1,071	11,807
Young & Company’s Brewery PLC, Class A	5,978	119,720
Zotefoams PLC	1,955	11,403
United States 0.5%		4,068,336
Argonaut Gold, Inc. (A)	105,540	289,162
Arko Corp. (A)	7,296	68,805
Atlantic Sapphire ASA (A)	1,886	9,011
Aura Minerals, Inc.	700	5,940
Burford Capital, Ltd.	42,978	435,956
Diversified Energy Company PLC	107,771	142,269
Energy Fuels, Inc. (A)(B)	20,569	181,304
Frontage Holdings Corp. (A)(D)	84,000	45,931
Invesque, Inc. (A)(B)	13,800	20,838
Primo Water Corp.	45,161	750,533
PureTech Health PLC (A)	59,300	228,408
REC Silicon ASA (A)	90,960	217,091
Reliance Worldwide Corp., Ltd.	156,499	679,377
Samsonite International SA (A)(D)	62,700	117,252
Sims, Ltd.	63,065	629,689
Viemed Healthcare, Inc. (A)	1,216	6,141

Vobile Group, Ltd. (A)(B)	258,000	240,629
Preferred securities 0.4%		$3,328,661
(Cost $2,239,300)
Germany 0.4%		3,328,661
Biotest AG	6,823	305,474
78	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Germany (continued)
Draegerwerk AG & Company KGaA	3,474	$224,687
Fuchs Petrolub SE	23,684	1,063,812
Jungheinrich AG	18,475	865,755
Sixt SE	5,859	532,896

STO SE & Company KGaA	1,084	252,912
Villeroy & Boch AG	3,600	83,125
Warrants 0.0%		$12,761
(Cost $0)
APAC Resources, Ltd. (Expiration Date: 10-6-22; Strike Price: HKD 1.20) (A)	36,434	327
Cenovus Energy, Inc. (Expiration Date: 1-1-26; Strike Price: CAD 6.54) (A)	891	6,431
Treasury Metals, Inc. (Expiration Date: 8-7-23; Strike Price: CAD 1.50) (A)	2,119	365
Webuild SpA (Expiration Date: 8-2-30) (A)(E)	5,704	5,638
Rights 0.0%		$10,077
(Cost $10,341)
Juventus Football Club SpA (Expiration Date: 12-16-21; Strike Price: EUR 0.33) (A)	130,865	10,077

	Yield (%)	Shares	Value
Short-term investments 2.4%			$20,103,676
(Cost $20,096,913)
Short-term funds 2.4%			20,103,676
John Hancock Collateral Trust (F)	0.0000(G)	2,009,343	20,103,676

Total investments (Cost $676,676,445) 101.0%	$834,102,164
Other assets and liabilities, net (1.0%)	(8,249,710)
Total net assets 100.0%	$825,852,454

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Currency Abbreviations
CAD	Canadian Dollar
EUR	Euro
HKD	Hong Kong Dollar

Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 11-30-21. The value of securities on loan amounted to $36,599,364. In addition to the cash collateral invested in John Hancock Collateral Trust, non-cash collateral of $20,111,485 in the form of U.S. Treasuries was pledged to the fund.
(C)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(D)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(E)	Strike price and/or expiration date not available.
(F)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(G)	The rate shown is the annualized seven-day yield as of 11-30-21.
The fund had the following sector composition as a percentage of net assets on 11-30-21:
Industrials	24.5%
Consumer discretionary	12.7%
Financials	12.4%
Materials	11.2%
Information technology	10.6%
Health care	5.6%
Consumer staples	5.4%
Real estate	4.9%
Communication services	4.0%
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	79

Energy	3.7%
Utilities	3.6%
Short-term investments and other	1.4%
TOTAL	100.0%
80	JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
FUTURES
Open contracts	Number of contracts	Position	Expiration date	Notional basis^	Notional value^	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index Futures	31	Long	Dec 2021	$3,550,965	$3,461,925	$(89,040)
						$(89,040)
^ Notional basis refers to the contractual amount agreed upon at inception of open contracts; notional value represents the current value of the open contract.
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INTERNATIONAL SMALL COMPANY FUND	81

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Futures contracts whose settlement prices are determined as of the close of the NYSE are typically valued based on the settlement price while other futures contracts are typically valued at the last traded price on the exchange on which they trade. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund’s Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2021, by major security category or type:
	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Australia	$52,810,159	$424,196	$52,358,874	$27,089
Austria	13,032,257	—	13,032,257	—
Belgium	13,792,305	—	13,792,305	—
Bermuda	880,956	—	880,956	—
Cambodia	227,171	—	227,171	—
Canada	81,113,950	81,113,937	5	8
Chile	9,319	9,319	—	—
China	380,330	—	380,330	—
Denmark	18,356,987	—	18,356,987	—
Faeroe Islands	29,708	—	29,708	—
Finland	20,471,641	—	20,471,641	—
France	36,394,198	—	36,384,863	9,335
Gabon	37,097	—	37,097	—
Georgia	470,509	—	470,509	—
Germany	51,115,750	—	51,115,750	—
Gibraltar	463,464	—	463,464	—
Greece	13,188	—	13,150	38
82	|

	Total value at 11-30-21	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Greenland	$28,528	—	$28,528	—
Guernsey, Channel Islands	69,575	—	69,575	—
Hong Kong	18,073,332	$40,315	17,888,186	$144,831
Ireland	5,782,644	—	5,782,644	—
Isle of Man	1,380,418	—	1,380,418	—
Israel	15,336,807	270,220	15,066,587	—
Italy	27,412,465	—	27,412,465	—
Japan	184,701,081	—	184,701,081	—
Jersey, Channel Islands	1,428,139	—	1,428,139	—
Liechtenstein	456,122	—	456,122	—
Luxembourg	4,652,602	—	4,652,602	—
Macau	82,426	—	82,426	—
Malaysia	154,127	—	154,127	—
Malta	21,434	—	21,434	—
Monaco	87,593	—	87,593	—
Netherlands	22,697,124	—	22,697,124	—
New Zealand	4,678,428	—	4,678,428	—
Norway	6,038,299	—	6,038,299	—
Peru	189,254	—	189,254	—
Philippines	36,292	—	36,292	—
Portugal	2,579,478	—	2,579,478	—
Russia	238,166	—	238,166	—
Singapore	10,192,646	—	10,079,147	113,499
South Africa	1,086,517	—	1,086,517	—
Spain	16,343,109	—	16,343,109	—
Sweden	30,928,264	—	30,928,264	—
Switzerland	60,281,921	—	60,281,921	—
Taiwan	10,885	—	10,885	—
United Arab Emirates	49,332	—	49,332	—
United Kingdom	101,962,656	412,464	101,535,619	14,573
United States	4,068,336	1,322,723	2,745,613	—
Preferred securities	3,328,661	—	3,328,661	—
Warrants	12,761	7,123	5,638	—
Rights	10,077	10,077	—	—
Short-term investments	20,103,676	20,103,676	—	—
Total investments in securities	$834,102,164	$103,714,050	$730,078,741	$309,373
Derivatives:
Liabilities
Futures	$(89,040)	$(89,040)	—	—
Level 3 includes securities valued at $0. Refer to Fund’s investments.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,009,343	$16,515,754	$27,795,663	$(24,204,466)	$(643)	$(2,632)	$144,199	—	$20,103,676
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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